UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

  Registrant’s telephone number, including area code:       (860) 562-1000

  Date of fiscal year end:     9/30/2017

  Date of reporting period:      12/31/2016

Item 1. Schedule of Investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 108.3%

Discount Notes — 90.5%
Federal Farm Credit Banks 0.665% 6/05/17	$2,500,000	$2,500,005
Federal Farm Credit Banks 0.786% 4/17/17	1,217,000	1,217,108
Federal Farm Credit Banks 0.791% 6/29/17	13,000,000	12,999,982
Federal Farm Credit Banks 0.826% 9/28/17	2,000,000	2,002,369
Federal Farm Credit Discount Notes 0.355% 1/03/17	25,000,000	24,999,271
Federal Home Loan Bank 0.422% 4/24/17	9,500,000	9,500,000
Federal Home Loan Bank 0.675% 9/05/17	10,000,000	10,004,144
Federal Home Loan Bank 0.684% 3/10/17	25,000,000	25,000,101
Federal Home Loan Bank 0.691% 9/01/17	18,200,000	18,211,609
Federal Home Loan Bank 0.736% 3/17/17	4,225,000	4,225,647
Federal Home Loan Bank 0.747% 2/10/17	1,000,000	1,000,103
Federal Home Loan Bank 0.755% 2/23/17	22,450,000	22,454,441
Federal Home Loan Bank 0.761% 4/25/17	1,200,000	1,200,407
Federal Home Loan Bank 0.776% 2/27/17	10,000,000	10,003,748
Federal Home Loan Bank 0.806% 6/28/17	21,400,000	21,403,255
Federal Home Loan Bank 0.823% 2/08/17	3,050,000	3,050,464
Federal Home Loan Bank 0.855% 11/27/17	1,500,000	1,502,486
Federal Home Loan Bank 0.881% 8/21/17	15,000,000	15,023,970
Federal Home Loan Bank 0.911% 9/01/17	4,000,000	4,009,297
Federal Home Loan Bank 0.936% 3/22/17	3,000,000	3,001,050
Federal Home Loan Bank 0.938% 3/23/17	2,500,000	2,500,871
Federal Home Loan Bank Discount Notes 0.000% 4/28/17	3,050,000	3,044,002
Federal Home Loan Bank Discount Notes 0.000% 6/05/17	4,230,000	4,218,269

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.416% 1/23/17	$1,500,000	$1,499,607
Federal Home Loan Bank Discount Notes 0.442% 1/06/17	4,000,000	3,999,710
Federal Home Loan Bank Discount Notes 0.456% 1/23/17	7,000,000	6,997,987
Federal Home Loan Bank Discount Notes 0.457% 2/03/17	10,000,000	9,995,750
Federal Home Loan Bank Discount Notes 0.462% 2/03/17	1,400,000	1,399,398
Federal Home Loan Bank Discount Notes 0.468% 2/03/17	15,000,000	14,993,483
Federal Home Loan Bank Discount Notes 0.478% 3/31/17	3,900,000	3,895,417
Federal Home Loan Bank Discount Notes 0.493% 3/08/17	10,000,000	9,990,974
Federal Home Loan Bank Discount Notes 0.497% 4/07/17	2,900,000	2,896,179
Federal Home Loan Bank Discount Notes 0.500% 3/30/17	1,390,000	1,388,282
Federal Home Loan Bank Discount Notes 0.569% 3/29/17	4,975,000	4,968,190
Federal Home Loan Bank Discount Notes 0.620% 5/17/17	1,400,000	1,396,750
Federal Home Loan Bank Discount Notes 0.682% 6/28/17	7,000,000	6,976,680
Federal Home Loan Bank Discount Notes 0.879% 11/09/17	5,000,000	4,962,614
Federal Home Loan Bank Discount Notes 0.879% 11/09/17	7,300,000	7,245,416
Federal Home Loan Mortgage Corp. 0.437% 3/27/17	5,000,000	4,994,864
Federal Home Loan Mortgage Corp. 0.560% 1/03/17	300,000	299,986
Federal Home Loan Mortgage Corp. 0.720% 11/13/17	3,095,000	3,098,030

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.874% 7/21/17	$2,000,000	$2,002,842
Federal National Mortgage Association 0.375% 1/04/17	1,000,000	999,959
Federal National Mortgage Association 0.445% 1/03/17	5,000,000	4,999,815
Federal National Mortgage Association 0.645% 10/05/17	2,000,000	2,001,479
Federal National Mortgage Association 0.775% 9/11/17	1,400,000	1,392,493

		305,468,504

Repurchase Agreement — 13.3%
HSBC Securities (USA) Inc. Tri-Party Repurchase Agreement, dated 12/30/16, 0.450%, due 1/03/17 (a)	45,000,000	45,000,000

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	17,733	17,733

U.S. Government Obligation — 3.0%
U.S. Treasury Note, 0.625%, due 5/31/17	10,000,000	10,003,148

U.S. Treasury Bill — 1.5%
U.S. Treasury Bill 0.000% 6/22/17	5,000,000	4,984,862

TOTAL SHORT-TERM INVESTMENTS (Cost $365,474,247)		365,474,247

TOTAL INVESTMENTS — 108.3% (Cost $365,474,247) (b)		365,474,247

Other Assets/(Liabilities) — (8.3)%		(27,902,490)

NET ASSETS — 100.0%		$337,571,757

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $45,002,250. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $45,900,481.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.6%

CORPORATE DEBT — 45.9%
Aerospace & Defense — 1.0%
Harris Corp. 1.999% 4/27/18	$2,800,000	$2,801,705
L-3 Communications Corp. 5.200% 10/15/19	2,690,000	2,893,273

		5,694,978

Agriculture — 1.4%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	4,895,000	4,931,854
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,878,000	2,895,608

		7,827,462

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	94,457	94,221
WestJet Airlines Ltd. (a) 3.500% 6/16/21	1,885,000	1,884,212

		1,978,433

Auto Manufacturers — 1.8%
Ford Motor Credit Co. LLC 2.240% 6/15/18	2,980,000	2,984,038
General Motors Co. 3.500% 10/02/18	395,000	402,861
General Motors Financial Co., Inc. 2.400% 5/09/19	760,000	757,987
General Motors Financial Co., Inc. 3.100% 1/15/19	905,000	914,605
General Motors Financial Co., Inc. 3.200% 7/13/20	915,000	917,752
Hyundai Capital America (a) 2.400% 10/30/18	2,350,000	2,359,804
Hyundai Capital America (a) 2.550% 2/06/19	635,000	638,715
Nissan Motor Acceptance Corp. (a) 1.900% 9/14/21	1,475,000	1,423,307

		10,399,069

Automotive & Parts — 1.0%
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	2,660,000	2,739,800
Lear Corp. 4.750% 1/15/23	2,780,000	2,835,600

		5,575,400

Banks — 4.6%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	2,965,000	2,971,938

	Principal Amount	Value
Bancolombia SA 5.950% 6/03/21	$1,215,000	$1,318,639
Bank of America Corp. 2.151% 11/09/20	1,545,000	1,524,917
CIT Group, Inc. 4.250% 8/15/17	2,860,000	2,899,325
Citigroup, Inc. 2.350% 8/02/21	2,900,000	2,836,777
First Horizon National Corp. 3.500% 12/15/20	3,420,000	3,451,149
The Goldman Sachs Group, Inc. 2.750% 9/15/20	2,750,000	2,761,880
Itau Unibanco Holding SA (a) 2.850% 5/26/18	840,000	842,100
Macquarie Bank Ltd. (a) 2.850% 1/15/21	380,000	381,584
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	2,830,000	2,819,970
Regions Financial Corp. 3.200% 2/08/21	530,000	537,500
Regions Financial Corp. 7.500% 5/15/18	613,000	656,725
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	1,480,000	1,431,441
SVB Financial Group 5.375% 9/15/20	225,000	243,792
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	1,290,000	1,282,583

		25,960,320

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	1,735,000	1,744,968
Coca-Cola Femsa SAB de CV 2.375% 11/26/18	2,272,000	2,287,779
Molson Coors Brewing Co. 2.100% 7/15/21	660,000	642,782

		4,675,529

Biotechnology — 0.5%
Celgene Corp. 2.250% 5/15/19	270,000	270,154
Celgene Corp. 2.875% 8/15/20	2,650,000	2,680,356

		2,950,510

Building Materials — 1.4%
Holcim US Finance Sarl & Cie SCS (a) 6.000% 12/30/19	2,929,000	3,208,992
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	1,334,000	1,380,690

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.098% 6/30/17	$585,000	$586,007
Masco Corp. 3.500% 4/01/21	990,000	992,475
Masco Corp. 7.125% 3/15/20	1,750,000	1,968,750

		8,136,914

Chemicals — 2.3%
Airgas, Inc. 3.050% 8/01/20	2,705,000	2,765,603
CF Industries, Inc. 6.875% 5/01/18	2,820,000	2,968,445
The Dow Chemical Co. 8.550% 5/15/19	320,000	366,746
Ecolab, Inc. 2.000% 1/14/19	1,425,000	1,426,094
LyondellBasell Industries NV 5.000% 4/15/19	2,567,000	2,712,426
RPM International, Inc. 6.125% 10/15/19	2,422,000	2,659,758
RPM International, Inc. 6.500% 2/15/18	395,000	413,976

		13,313,048

Commercial Services — 0.8%
Leidos Holdings, Inc. 4.450% 12/01/20	2,301,000	2,370,260
S&P Global, Inc. 3.300% 8/14/20	2,050,000	2,090,155

		4,460,415

Computers — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	1,305,000	1,332,152
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	720,000	745,016

		2,077,168

Diversified Financial — 4.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	1,520,000	1,533,300
Air Lease Corp. 2.125% 1/15/18	2,200,000	2,203,914
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,093,228
Air Lease Corp. 5.625% 4/01/17	190,000	191,662
Ally Financial, Inc. 3.600% 5/21/18	1,285,000	1,294,637
Ally Financial, Inc. 4.750% 9/10/18	2,020,000	2,080,600

	Principal Amount	Value
BGC Partners, Inc. 5.125% 5/27/21	$1,865,000	$1,919,180
The Goldman Sachs Group, Inc. 2.875% 2/25/21	2,960,000	2,973,687
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	2,730,000	2,735,119
International Lease Finance Corp. 3.875% 4/15/18	1,745,000	1,777,719
Lazard Group LLC 4.250% 11/14/20	1,670,000	1,748,086
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,142,243
Morgan Stanley 2.450% 2/01/19	100,000	100,687
Morgan Stanley 4.750% 3/22/17	4,500,000	4,533,894

		27,327,956

Electric — 2.3%
Ameren Corp. 2.700% 11/15/20	1,415,000	1,422,596
Duke Energy Corp. 1.800% 9/01/21	1,540,000	1,483,487
EDP Finance BV (a) 4.125% 1/15/20	2,460,000	2,513,923
EDP Finance BV (a) 4.900% 10/01/19	343,000	359,424
Entergy Texas, Inc. 2.550% 6/01/21	325,000	323,923
Entergy Texas, Inc. 7.125% 2/01/19	1,780,000	1,958,876
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	929,250
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,185,000	1,279,672
Majapahit Holding BV (a) 7.750% 1/20/20	1,160,000	1,302,100
The Southern Co. 1.850% 7/01/19	465,000	463,560
The Southern Co. 2.350% 7/01/21	1,040,000	1,022,335
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	104,496	105,761

		13,164,907

Electronics — 0.2%
FLIR Systems, Inc. 3.125% 6/15/21	650,000	651,717
Jabil Circuit, Inc. 8.250% 3/15/18	255,000	273,123

		924,840

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.1%
SBA Tower Trust (a) 3.598% 4/15/43	$440,000	$441,623

Environmental Controls — 0.3%
Clean Harbors, Inc. 5.250% 8/01/20	1,400,000	1,433,250

Foods — 0.9%
Danone SA (a) 2.077% 11/02/21	3,075,000	2,986,123
JBS Investments GmbH (a) 7.750% 10/28/20	634,000	672,864
Mondelez International Holdings Netherlands BV (a) 2.000% 10/28/21	1,490,000	1,427,480
Tyson Foods, Inc. 2.650% 8/15/19	180,000	181,716

		5,268,183

Forest Products & Paper — 0.5%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	2,750,000	2,784,375

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc. 1.622% 11/17/18	705,000	700,659
Stanley Black & Decker, Inc. 2.451% 11/17/18	1,890,000	1,906,196

		2,606,855

Health Care – Products — 0.9%
Abbott Laboratories 2.350% 11/22/19	1,525,000	1,526,798
Abbott Laboratories 2.900% 11/30/21	1,545,000	1,540,597
Boston Scientific Corp. 2.850% 5/15/20	785,000	796,707
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	1,213,000	1,214,481

		5,078,583

Health Care – Services — 2.1%
Aetna, Inc. 1.900% 6/07/19	1,720,000	1,716,056
Cigna Corp. 4.000% 2/15/22	971,000	1,014,427
Cigna Corp. 4.500% 3/15/21	1,705,000	1,812,215
HCA, Inc. 3.750% 3/15/19	2,830,000	2,907,825
Laboratory Corp. of America Holdings 2.625% 2/01/20	1,400,000	1,398,627
UnitedHealth Group, Inc. 1.700% 2/15/19	3,000,000	2,990,982

		11,840,132

	Principal Amount	Value
Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	$2,723,000	$2,828,516

Housewares — 0.3%
Newell Brands, Inc. 2.600% 3/29/19	1,820,000	1,839,971

Insurance — 2.2%
American International Group, Inc. 3.300% 3/01/21	1,450,000	1,485,210
CNA Financial Corp. 5.750% 8/15/21	301,000	336,246
Lincoln National Corp. 6.250% 2/15/20	1,290,000	1,424,698
Reinsurance Group of America, Inc. 5.625% 3/15/17	1,365,000	1,376,103
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	2,700,000	2,746,605
Trinity Acquisition PLC 3.500% 9/15/21	1,480,000	1,494,443
Unum Group 3.000% 5/15/21	480,000	478,598
Willis North America, Inc. 6.200% 3/28/17	585,000	591,511
Willis Towers Watson PLC 5.750% 3/15/21	840,000	917,891
XLIT Ltd. 5.750% 10/01/21	1,335,000	1,483,628

		12,334,933

Internet — 0.5%
Expedia, Inc. 7.456% 8/15/18	2,635,000	2,849,879

Investment Companies — 0.4%
Ares Capital Corp. 3.875% 1/15/20	1,450,000	1,470,261
FS Investment Corp. 4.000% 7/15/19	1,040,000	1,042,680

		2,512,941

Leisure Time — 0.5%
Brunswick Corp. (a) 4.625% 5/15/21	3,069,000	3,103,526

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	410,000	397,719
Marriott International, Inc. 2.875% 3/01/21	1,845,000	1,853,319

		2,251,038

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,104,000	1,106,760

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CNH Industrial Capital LLC 3.625% 4/15/18	$265,000	$268,312
CNH Industrial Capital LLC 3.875% 10/15/21	665,000	654,194
CNH Industrial Capital LLC 4.875% 4/01/21	590,000	613,600

		2,642,866

Manufacturing — 0.3%
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,515,422

Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,845,000	1,882,334
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	1,450,000	1,471,750
Sirius XM Radio, Inc. (a) 5.750% 8/01/21	1,400,000	1,457,750
Viacom, Inc. 2.250% 2/04/22	175,000	164,455
Viacom, Inc. 6.125% 10/05/17	1,780,000	1,830,926

		6,807,215

Mining — 0.5%
Glencore Canada Corp. 5.500% 6/15/17	2,271,000	2,307,422
Glencore Finance Canada Ltd. (a) 2.700% 10/25/17	530,000	534,055

		2,841,477

Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc. 3.375% 10/01/21	3,675,000	3,567,999
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	75,899

		3,643,898

Packaging & Containers — 0.5%
Graphic Packaging International, Inc. 4.750% 4/15/21	2,730,000	2,866,500

Pharmaceuticals — 2.1%
AbbVie, Inc. 1.800% 5/14/18	2,590,000	2,591,945
Actavis Funding SCS Co. 2.350% 3/12/18	1,580,000	1,589,134
Baxalta, Inc. 2.000% 6/22/18	1,525,000	1,525,081
Express Scripts Holding Co. 3.300% 2/25/21	2,785,000	2,837,266

	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	$735,000	$710,000
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	2,825,000	2,702,641

		11,956,067

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp. 2.250% 1/15/22	465,000	445,409
American Tower Corp. 3.300% 2/15/21	1,105,000	1,117,586
American Tower Corp. 4.500% 1/15/18	850,000	872,434
Crown Castle International Corp. 3.400% 2/15/21	1,869,000	1,896,570
DDR Corp. 7.500% 7/15/18	2,400,000	2,585,549
Digital Realty Trust LP 3.400% 10/01/20	925,000	940,922
Highwoods Realty LP 5.850% 3/15/17	710,000	716,003
Highwoods Realty LP 7.500% 4/15/18	170,000	181,371
Simon Property Group LP 2.350% 1/30/22	1,760,000	1,736,360
Weyerhaeuser Co. 7.375% 10/01/19	510,000	572,519

		11,064,723

Retail — 1.4%
AutoNation, Inc. 3.350% 1/15/21	735,000	738,554
CVS Health Corp. 2.125% 6/01/21	2,025,000	1,985,602
Dollar Tree, Inc. 5.750% 3/01/23	2,810,000	2,975,284
The Home Depot, Inc. 2.000% 4/01/21	1,555,000	1,542,639
QVC, Inc. 3.125% 4/01/19	1,017,000	1,027,582

		8,269,661

Semiconductors — 0.7%
Analog Devices, Inc. 2.500% 12/05/21	620,000	614,311
KLA-Tencor Corp. 2.375% 11/01/17	1,395,000	1,403,357
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	2,025,000	2,090,813

		4,108,481

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.2%
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	$230,000	$228,045
Verizon Communications, Inc. 1.750% 8/15/21	900,000	863,371

		1,091,416

Transportation — 1.0%
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,678,000	1,723,987
Ryder System, Inc. 2.250% 9/01/21	170,000	166,019
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,304,395
Ryder System, Inc. 2.550% 6/01/19	295,000	297,220
Ryder System, Inc. 2.875% 9/01/20	1,080,000	1,091,744
TTX Co. (a) 2.250% 2/01/19	925,000	924,468

		5,507,833

Trucking & Leasing — 1.3%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	3,260,000	3,300,750
GATX Corp. 2.600% 3/30/20	1,475,000	1,456,812
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	1,240,000	1,243,003
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	1,650,000	1,668,033

		7,668,598

TOTAL CORPORATE DEBT (Cost $261,237,917)		261,624,911

MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.615% 4/26/27	234,948	233,914

TOTAL MUNICIPAL OBLIGATIONS (Cost $234,948)		233,914

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.0%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.239% 10/20/20	$630,000	$630,000

Automobile ABS — 7.8%
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	190,716	190,728
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	421,483	422,158
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	865,439	866,574
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	284,253	284,897
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	710,000	714,607
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	600,000	600,553
Carfinance Capital Auto Trust, Series 2013-2A, Class C (a) 4.040% 8/15/19	760,000	765,718
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	177,568	177,359
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	338,431	338,556
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.716% 2/07/27	400,000	396,517
CPS Auto Receivables Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	571,332	571,345
CPS Auto Receivables Trust, Series 2016-C, Class B (a) 2.480% 9/15/20	710,000	709,663
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	134,632	134,314
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	178,117	177,901
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	128,895	128,779
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	379,192	377,858
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	750,000	753,691

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	$772,216	$772,002
Drive Auto Receivables Trust, Series 2016-CA, Class A1 (a) 0.900% 12/15/17	2,459,639	2,459,609
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	520,000	522,033
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	266,143	265,877
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	764,471	764,391
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	628,142	628,011
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	1,400,000	1,408,057
DT Auto Owner Trust, Series 2016-2A, Class B (a) 2.920% 5/15/20	730,000	727,829
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	1,450,142	1,451,336
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	11,895	11,890
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	191,484	191,500
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	137,743	137,752
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	359,449	360,050
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	520,000	517,952
Exeter Automobile Receivables Trust, Series 2015-2A, Class C (a) 3.900% 3/15/21	1,295,000	1,309,045
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	75,441	75,436
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	243,074	243,209
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	769,532	771,201

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	$178,212	$177,922
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	10,001	10,001
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	409,317	409,877
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,520,733	1,525,837
Flagship Credit Auto Trust, Series 2016-4, Class B (a) 2.410% 10/15/21	2,390,000	2,370,633
Flagship Credit Auto Trust, Series 2016-3, Class B (a) 2.430% 6/15/21	1,150,000	1,145,498
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	890,000	879,716
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	991,415	998,479
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	1,000,000	1,003,523
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	178,101	177,816
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	780,000	784,128
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.404% 4/15/21	1,250,000	1,266,910
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	1,020,000	1,004,472
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.404% 7/15/20	667,144	667,353
Oscar US Funding Trust V, Series 2016-2A, Class A1 (a) 0.900% 9/17/17	597,944	597,519
Oscar US Funding Trust V, Series 2016-2A, Class A2A (a) 2.310% 11/15/19	1,080,000	1,080,646
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	1,000,000	997,196

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	$600,000	$600,061
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	747,874	751,409
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	1,700,000	1,709,011
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	1,100,000	1,109,293
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	600,000	607,236
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	1,740,000	1,806,187
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	1,130,000	1,130,979
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.754% 1/15/19	1,483,091	1,484,426

		44,524,526

Commercial MBS — 3.2%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.549% 6/10/49	425,980	428,002
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.747% 2/10/51	495,788	502,626
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.814% 2/10/51	500,000	509,272
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.235% 2/10/51	1,085,029	1,114,350
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	1,185,000	1,195,582
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	586,862	596,864

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	$537,513	$547,135
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.887% 6/11/50	1,215,000	1,238,510
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.504% 3/15/29	1,085,000	1,075,592
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	862,746
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 5.812% 12/10/49	814,619	821,643
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	43,211	43,170
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.758% 7/10/38	523,271	523,417
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 5.955% 2/12/51	900,000	922,741
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	636,133	648,568
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	680,000	701,567
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	819,143	818,409
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	600,000	600,000
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.275% 1/11/43	319,419	328,714
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	97,844	97,926
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	11,757	11,722

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	$69,647	$69,743
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN 2.997% 10/25/46	982,645	973,092
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	979,857	982,561
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.969% 2/15/51	240,000	242,640
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.074% 6/15/45	1,200,000	1,200,542
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	879,628

		17,936,762

Credit Card ABS — 2.5%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	14,400,000	14,400,042

Home Equity ABS — 0.7%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 1.026% 8/25/35	16,682	16,681
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.416% 11/25/35	143,529	142,987
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.491% 8/25/35	295,418	295,783
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + ..480%, FRN 1.236% 12/25/35	631,519	631,536
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.216% 9/25/34	83,223	82,835
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 0.996% 10/25/34	473,209	471,488

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.386% 5/25/36	$104,477	$104,226
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.996% 1/25/36	68,529	68,104
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.401% 4/25/35	103,724	104,075
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.926% 8/25/36	43,747	43,781
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.976% 10/25/35	354,661	355,220
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.581% 6/25/35	408,555	407,012
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.476% 3/25/35	604,729	604,694
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.604% 10/25/28	24	25
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 1.126% 1/25/36	307,149	306,012
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.016% 9/25/35	79,170	79,268
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 0.996% 11/25/35	233,452	232,468
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 1.186% 11/25/35	157,873	157,952

		4,104,147

Other ABS — 19.8%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.904% 3/15/41	362,248	352,576

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.904% 6/15/41	$445,588	$434,049
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	819,698	826,519
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.421% 7/20/26	1,000,000	1,000,036
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.334% 10/15/28	1,290,000	1,293,840
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (a) 2.343% 10/15/28	680,000	681,546
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,046,270	1,016,844
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	841,500	850,441
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.454% 12/15/42	971,639	943,956
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	377,027	376,812
AVANT Loans Funding Trust, Series 2016-A, Class A (a) 4.110% 5/15/19	1,033,994	1,036,207
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	56,537	56,501
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	773,011	772,211
BCC Funding XIII LLC, Series 2016-1, Class A1 (a) 1.100% 9/20/17	853,836	851,732
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.320% 7/15/26	1,010,000	1,010,081
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	900,000	901,407

	Principal Amount	Value
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.360% 1/15/26	$2,315,000	$2,315,706
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.312% 7/18/27	1,475,000	1,478,519
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,738,896	1,757,241
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	537,987	533,922
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	503,144	506,288
Carlyle Global Market Strategies, Series 2014-4A, Class A1, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.380% 10/15/26	2,050,000	2,051,355
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	777,253	770,938
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	16,260	16,252
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	219,623	219,460
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	117,782	117,653
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.431% 5/25/35	726,894	726,618
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,684,594	1,671,825
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	578,379	579,931
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (a) 1.056% 7/25/36	296,753	296,156
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	1,444,275	1,452,331

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	$1,132,997	$1,125,117
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	210,606	210,187
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	337,367	335,321
Diamond Resorts Owner Trust, Series 2014-1, Class B (a) 2.980% 5/20/27	347,500	348,199
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	696,861	692,601
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	2,807,450	2,790,192
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	380,106	380,489
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	1,306,800	1,286,560
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	971,940	989,751
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	479,167	471,288
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.730% 7/15/23	487,165	490,531
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250%, FRN (a) 6.130% 7/15/24	245,321	248,780
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.330% 7/15/26	1,275,000	1,277,405
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	1,189,092	1,166,374
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	470,592	464,482
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	423,345	412,040

	Principal Amount	Value
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	$221,177	$214,277
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	624,514	626,168
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	274,134	276,810
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	381,783	378,442
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	331,968	330,010
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	169,924	166,525
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.331% 7/20/27	1,475,000	1,476,907
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	124,832	124,832
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.032% 4/25/25	1,505,000	1,503,843
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	1,419,157	1,418,850
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	1,060,000	1,060,000
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	354,727	355,281
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	2,230,000	2,222,842
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	530,614	520,821
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	420,736	418,919
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.332% 1/18/26	790,000	790,150
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 1.116% 5/01/22	96,498	96,453

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.380% 7/15/26	$1,250,000	$1,250,346
LCM XI LP, Series 11A, Class A, 3 mo. USD LIBOR + 1.300%, FRN (a) 2.178% 4/19/22	2,155,426	2,155,868
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.030% 7/15/25	2,400,000	2,391,372
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	545,210	544,819
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.381% 7/20/26	2,175,000	2,175,585
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.331% 7/20/26	930,000	930,193
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	1,935,434	1,933,621
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	435,960	433,541
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.506% 7/25/35	105,099	106,149
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.701% 4/25/35	531,066	531,015
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	424,320	420,448
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	767,363	758,075
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	349,989	343,008
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	103,458	103,392
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	870,048	869,612
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	775,407	775,379

	Principal Amount	Value
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	$4,200,000	$4,150,174
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	1,500,000	1,464,888
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class A, 3 mo. USD LIBOR + 1.470%, FRN (a) 2.351% 7/20/26	450,000	450,013
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (a) 2.347% 8/15/29	1,350,000	1,349,995
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	420,000	414,680
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	145,460	143,266
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	866,194	856,307
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	267,922	267,941
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	700,000	697,109
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 0.834% 2/25/37	322,917	320,795
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 1.156% 10/25/35	235,444	235,430
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	240,782	240,445
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	1,059,747	1,056,238
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	1,169,897	1,167,561
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	405,836	400,350
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	73,642	73,644

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	$152,189	$149,714
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class B (a) 2.780% 7/20/33	208,155	203,878
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	1,110,957	1,106,558
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	5,700,000	5,689,290
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	1,862,148	1,856,549
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	2,233,495	2,236,354
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,948,449	1,958,192
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	2,560,000	2,554,282
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.530% 11/16/48	1,960,000	1,954,932
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	550,000	550,437
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	627,268	619,985
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.330% 10/17/26	1,140,000	1,140,292
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	1,326,675	1,335,170
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	756,868	747,040
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.399% 10/13/29	1,060,000	1,063,243
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 2.251% 4/20/27	1,960,000	1,959,020

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.204% 7/15/41	$466,580	$460,923
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	436,798	434,623
Voya CLO Ltd., Series 2014-2A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.330% 7/17/26	1,220,000	1,220,007
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	365,710	362,725
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,011,875	3,039,035
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	491,280	483,236
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	955,710	952,399

		112,658,543

Student Loans ABS — 8.0%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.556% 12/26/44	283,868	281,523
Access Group, Inc., Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.142% 4/25/29	171,203	170,684
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.456% 7/25/56	1,051,773	1,039,432
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.674% 7/01/38	551,216	542,687
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.256% 7/25/58	430,000	356,031
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.083% 3/15/26	212,103	210,759
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.370% 1/15/37	840,405	724,107

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	$655,232	$610,139
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	578,163	575,571
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.431% 10/25/44	2,557,934	2,557,934
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.456% 1/25/40	1,075,270	1,069,886
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	447,005	442,116
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.756% 4/25/40	744,224	742,153
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	1,070,629	1,037,569
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	552,346	536,177
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	688,464	687,827
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	2,105,193	2,089,591
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a) 2.680% 7/25/35	2,132,179	2,072,652
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	1,127,040	1,108,785
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 2.806% 2/26/35	1,539,353	1,539,351
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.106% 7/26/66	2,144,764	2,138,438
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.943% 6/15/43	1,050,000	1,045,336

	Principal Amount	Value
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.367% 12/01/31	$665,762	$656,155
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.186% 10/28/41	42,671	42,579
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.307% 9/27/35	452,095	447,424
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.996% 11/27/28	246,509	244,758
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.304% 5/15/23	6,335	6,334
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	903,446	895,227
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.006% 6/25/65	3,306,770	3,355,254
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.056% 3/25/66	2,800,000	2,800,024
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.370% 12/26/40	760,000	759,771
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	910,000	908,937
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.386% 1/25/37	655,290	643,826
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.256% 6/25/55	395,000	342,559
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800%, FRN 1.682% 7/25/25	578,426	573,252

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 1.782% 1/26/26	$249,306	$248,907
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 1.505% 11/25/65	2,000,000	1,999,746
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.050% 7/15/36	131,662	131,601
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.330% 7/15/36	567,000	513,432
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 0.992% 1/26/43	480,000	416,525
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.102% 3/25/44	433,514	358,095
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.182% 7/25/25	520,000	508,702
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.192% 1/25/40	697,656	597,396
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 1.613% 12/15/38	551,300	494,505
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. USD LIBOR + 1.400%, FRN (a) 2.104% 8/15/25	30,529	30,554
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.950% 6/17/30	100,000	100,000
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.404% 5/15/23	1,653,597	1,656,423
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450%, FRN (a) 2.154% 2/17/32	480,000	479,999

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	$1,039,133	$1,037,058
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.956% 6/25/33	1,217,699	1,230,955
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	280,000	269,198
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	770,000	763,093
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.506% 8/25/36	1,104,152	1,136,691
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	214,721	217,855

		45,445,583

WL Collateral CMO — 1.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.296% 8/25/34	80,025	78,953
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.906% 5/25/25	53,130	53,138
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.256% 7/25/25	550,916	551,552
Connecticut Avenue Securities, Series 2015-C04, Class 1M1, 1 mo. USD LIBOR + 1.600%, FRN 2.356% 4/25/28	684,535	685,824
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 2.935% 2/25/34	23,813	23,527
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.294% 9/25/33	9,321	8,822
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M1, 1 mo. USD LIBOR + .800%, FRN 1.556% 3/25/29	382,868	382,615
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350%, FRN 2.106% 3/25/29	350,000	348,694

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300%, FRN 2.056% 4/25/29	$1,485,805	$1,493,104
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 2.106% 1/25/29	1,059,378	1,061,741
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450%, FRN 2.206% 1/25/29	1,200,629	1,205,404
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	14,889	14,986
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.936% 8/25/34	75,047	67,895
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 1.006% 8/25/36	4,755	4,745
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2, VRN 2.883% 2/25/34	179,016	186,028
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.137% 7/25/33	5,311	5,408
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	9,501	9,625
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	300	314
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, VRN (a) 3.750% 11/25/56	1,201,813	1,238,751
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, VRN (a) 3.000% 10/25/31	2,447,862	2,439,158
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.103% 3/25/34	49,998	51,008
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + ..900%, FRN 1.656% 10/25/27	326,116	326,329

	Principal Amount	Value
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 2.206% 7/25/28	$423,524	$424,653
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.967% 4/25/44	108,548	106,889

		10,769,163

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.372% 6/25/32	30,194	29,776

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $251,511,400)		250,498,542

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.3%
Collateralized Mortgage Obligations — 6.0%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	2,103,979	2,122,102
Series 4447, Class PA 3.000% 12/15/44	575,004	586,072
Series 3990, Class VA 3.500% 1/15/25	1,449,080	1,512,658
Series 4213, Class VE 3.500% 6/15/26	1,392,355	1,445,063
Series 4290, Class CA 3.500% 12/15/38	2,871,278	2,945,762
Series 4443, Class BA 3.500% 4/15/41	752,143	769,370
Series 2626, Class A 4.000% 6/15/33	866,898	918,518
Series 4328, Class DA 4.000% 1/15/36	2,473,799	2,574,118
Series 4325, Class MA 4.000% 9/15/39	2,870,328	2,984,591
Series 4336, Class MA 4.000% 1/15/40	4,435,333	4,614,031
Series 4323, Class CA 4.000% 3/15/40	1,913,382	1,994,751
Federal National Mortgage Association Series 2016-62, Class FC 1.256% 9/25/46 1 mo. LIBOR + .500%, FRN	1,970,454	1,958,643

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-74, Class GF 1.256% 10/25/46 1 mo. LIBOR + .500%, FRN	$2,315,627	$2,300,974
Series 2015-58, Class JP 2.500% 3/25/37	1,022,535	1,022,736
Series 2015-20, Class EV 3.500% 7/25/26	1,562,939	1,625,716
Series 2014-14, Class A 3.500% 2/25/37	1,490,921	1,528,121
Series 2015-62, Class VA 4.000% 10/25/26	470,301	497,675
Series 2014-48, Class AB 4.000% 10/25/40	1,329,344	1,382,682
Series 2013-112, Class HQ 4.000% 11/25/43	555,627	587,504
Government National Mortgage Association, Series 2014-131, Class BW, VRN 2.990% 5/20/41	634,652	647,077

		34,018,164

Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.251%, FRN 2.856% 3/01/37	648,949	686,213
Federal National Mortgage Association Pool #725692 2.704% 10/01/33 1 year CMT + 2.144%, FRN	114,931	120,665
Pool #888586 2.749% 10/01/34 1 year CMT + 2.205%, FRN	199,602	209,949
Pool #775539 2.850% 5/01/34 12 mo. USD LIBOR + 1.645%, FRN	59,095	61,833
Pool #684154 5.500% 2/01/18	1,984	2,020
Pool #702331 5.500% 5/01/18	38,740	39,698
Pool #725796 5.500% 9/01/19	303,944	316,695
Pool #844564 5.500% 12/01/20	80,478	84,863
Government National Mortgage Association Pool #507545 7.500% 8/15/29	30,767	36,539
Government National Mortgage Association II Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	229,235	237,964

	Principal Amount	Value
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	$294,915	$304,286

		2,100,725

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $36,858,765)		36,118,889

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds & Notes — 4.3%
U.S. Treasury Inflation Index 0.125% 4/15/21	5,915,072	5,948,924
U.S. Treasury Note 0.625% 6/30/18	8,500,000	8,446,543
U.S. Treasury Note 1.250% 3/31/21	7,700,000	7,521,787
U.S. Treasury Note (b) (c) 1.750% 10/31/18	2,300,000	2,324,269

		24,241,523

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,391,496)		24,241,523

TOTAL BONDS & NOTES (Cost $574,234,526)		572,717,779

TOTAL LONG-TERM INVESTMENTS (Cost $574,234,526)		572,717,779

SHORT-TERM INVESTMENTS — 1.0%
Time Deposit — 1.0%
Euro Time Deposit 0.010% 1/03/17	5,901,441	5,901,441

TOTAL SHORT-TERM INVESTMENTS (Cost $5,901,441)		5,901,441

TOTAL INVESTMENTS — 101.6% (Cost $580,135,967) (d)		578,619,220

Other Assets/(Liabilities) — (1.6)%		(8,905,671)

NET ASSETS — 100.0%		$569,713,549

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $249,295,033 or 43.76% of net assets.
(b)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(c)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 144.1%

CORPORATE DEBT — 4.3%
Auto Manufacturers — 0.8%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 2.940% 1/15/19	$1,280,000	$1,302,619
Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + .550%, FRN (a) 1.492% 3/03/17	1,100,000	1,100,974

		2,403,593

Banks — 0.3%
The Huntington National Bank 3 mo. USD LIBOR + .425%, FRN 1.307% 4/24/17	765,000	765,114

Computers — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	800,000	816,645
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930%, FRN 2.929% 10/05/18	1,300,000	1,328,374

		2,145,019

Diversified Financial — 1.8%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .625%, FRN 1.567% 6/04/17	1,625,000	1,627,590
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 1.763% 12/15/17	2,250,000	2,257,153
Ally Financial, Inc. 3.600% 5/21/18	1,295,000	1,304,713

		5,189,456

Holding Company – Diversified — 0.3%
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.457% 2/09/18	870,000	868,524

Pharmaceuticals — 0.4%
Actavis Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 2.033% 3/12/18	1,250,000	1,257,261

TOTAL CORPORATE DEBT (Cost $9,037,869)		12,628,967

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.615% 4/26/27	$159,764	$159,061

TOTAL MUNICIPAL OBLIGATIONS (Cost $159,764)		159,061

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 49.9%
Auto Floor Plan ABS — 0.6%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.274% 1/15/21	900,000	903,069
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 2.106% 9/27/21	520,000	520,417
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.239% 10/20/20	250,000	250,000

		1,673,486

Automobile ABS — 14.7%
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	117,363	117,371
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	479,532	480,299
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	1,372,765	1,374,565
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	169,703	170,088
ARI Fleet Lease Trust, Series 2016-A, Class A1 (a) 0.800% 3/15/17	100,292	100,276
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	420,000	420,988
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	80,112	80,059
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	100,206	100,834

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
California Republic Auto Receivables Trust, Series 2015-4, Class A2 (a) 1.600% 9/17/18	$948,504	$949,348
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	266,352	266,039
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	237,251	237,338
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 1.704% 6/15/28	1,540,000	1,546,212
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.602% 2/07/27	260,000	257,736
CPS Auto Receivables Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	317,407	317,414
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	78,617	78,432
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	10,888	10,882
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	113,347	113,210
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	162,172	161,452
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	78,646	78,508
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	848,560	847,795
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	162,038	162,067
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	339,249	339,264
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	246,431	246,747
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	76,153	76,124
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	205,469	204,746
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	352,825	353,248

	Principal Amount	Value
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	$314,943	$316,171
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	450,000	452,215
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	477,370	477,238
Drive Auto Receivables Trust, Series 2016-CA, Class A1 (a) 0.900% 12/15/17	2,379,781	2,379,752
Drive Auto Receivables Trust, Series 2016-BA, Class A2 (a) 1.380% 8/15/18	651,797	651,780
Drive Auto Receivables Trust, Series 2016-BA, Class A3 (a) 1.670% 7/15/19	560,000	559,792
Drive Auto Receivables Trust, Series 2016-AA, Class A3 (a) 2.110% 5/15/19	1,323,180	1,323,737
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	270,000	271,056
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	93,378	93,385
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	308,915	308,607
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	294,027	293,996
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	753,770	753,613
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	1,650,000	1,659,496
Enterprise Fleet Financing LLC, Series 2016-2, Class A1 (a) 0.850% 7/20/17	1,761,089	1,758,031
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	26,914	26,894
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	802,412	803,073
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	6,797	6,794
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	118,538	118,548

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	$80,141	$80,146
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	283,965	284,440
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	310,000	308,779
First Investors Auto Owner Trust, Series 2015-1A, Class A2 (a) 1.210% 4/15/19	67,744	67,730
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	277,799	277,954
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	687,082	688,572
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	35,612	35,581
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	99,007	98,846
Flagship Credit Auto Trust, Series 2016-3, Class A1 (a) 1.610% 12/15/19	878,573	877,331
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	251,699	250,644
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	8,603	8,603
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	571,140	571,922
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,090,337	1,093,996
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	370,000	365,725
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	581,630	585,774
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	540,000	541,902
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	341,954	341,407

	Principal Amount	Value
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.764% 4/10/30	$1,200,000	$1,201,360
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.404% 4/15/21	730,000	739,875
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	620,000	610,561
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.404% 7/15/20	382,387	382,507
Oscar US Funding Trust V, Series 2016-2A, Class A1 (a) 0.900% 9/17/17	685,877	685,390
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	580,000	578,374
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B, 1 mo. USD LIBOR + .700%, FRN 1.404% 12/17/18	60,217	60,215
Santander Drive Auto Receivables Trust, Series 2016-1, Class A2B, 1 mo. USD LIBOR + .780%, FRN 1.484% 7/15/19	1,089,000	1,089,286
Santander Drive Auto Receivables Trust, Series 2014-2, Class C 2.330% 11/15/19	2,400,000	2,412,024
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	445,163	447,267
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	900,000	904,770
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	727,782	727,546
Westlake Automobile Receivables Trust, Series 2016-2A, Class A1 (a) 0.850% 6/15/17	115,624	115,616
Westlake Automobile Receivables Trust, Series 2016-3A, Class A1 (a) 0.950% 10/16/17	1,442,062	1,441,932
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	97,369	97,293
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	640,000	640,555

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.754% 1/15/19	$1,794,062	$1,795,677
Wheels SPV 2 LLC, Series 2016-1A, Class A1 (a) 0.850% 8/20/17	1,165,050	1,164,589

		42,919,409

Commercial MBS — 0.6%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.549% 6/10/49	127,794	128,401
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.504% 3/15/29	900,000	892,196
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	22,717	22,695
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.758% 7/10/38	318,700	318,789
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 5.925% 4/17/45	53,529	53,529
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	350,000	350,000
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	58,388	58,213

		1,823,823

Credit Card ABS — 2.8%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	8,200,000	8,200,024

Home Equity ABS — 0.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 1.026% 8/25/35	8,748	8,747
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.491% 8/25/35	180,133	180,356
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.216% 9/25/34	51,162	50,923

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.386% 5/25/36	$70,556	$70,386
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.581% 6/25/35	251,172	250,223

		560,635

Other ABS — 16.7%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.904% 3/15/41	494,607	481,402
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.904% 6/15/41	1,726,431	1,681,724
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.904% 12/15/41	462,365	455,486
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.904% 3/15/42	662,635	632,339
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 9/15/41	210,704	198,722
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	901,448	876,094
Apidos CLO XXII, Series 2015-22A, Class X, 3 mo. USD LIBOR + 1.000%, FRN (a) 1.881% 10/20/27	187,500	187,492
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.454% 12/15/42	905,911	880,101
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A2 (a) 1.570% 12/11/17	521,673	521,708
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	216,327	216,204
AVANT Loans Funding Trust, Series 2016-A, Class A (a) 4.110% 5/15/19	344,665	345,402
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	98,939	98,877

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	$475,699	$475,207
BCC Funding XIII LLC, Series 2016-1, Class A1 (a) 1.100% 9/20/17	2,195,579	2,190,167
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	480,000	480,750
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,086,810	1,098,276
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	827,274	820,553
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	10,388	10,383
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	131,774	131,676
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	73,216	73,136
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.431% 5/25/35	431,593	431,430
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	19,989	20,112
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	314,706	315,550
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	736,875	740,985
Dell Equipment Finance Trust, Series 2015-2, Class A2B, 1 mo. USD LIBOR + .900%, FRN (a) 1.649% 12/22/17	679,373	679,862
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	702,966	698,756
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	687,436	682,655
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	115,199	114,500

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	$228,064	$228,294
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	768,240	782,319
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	239,583	235,644
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.730% 7/15/23	415,872	418,746
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	265,243	261,799
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	365,787	366,756
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	233,745	231,699
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	351,496	349,422
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	114,845	114,845
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class A1B, 3 mo. USD LIBOR + .230%, FRN (a) 1.139% 8/18/22	261,731	261,617
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	620,000	620,000
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	325,816	319,802
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 1.116% 5/01/22	41,356	41,337
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.030% 7/15/25	1,150,000	1,145,866
LCM XXIII Ltd., Series 23A, Class X, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.306% 10/20/29	840,000	839,994
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	797,868	797,296
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	596,084	595,526

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	$563,634	$560,506
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.701% 4/25/35	291,085	291,057
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	62,075	62,035
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	491,321	491,075
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	401,073	401,058
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	2,600,000	2,569,155
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	400,000	399,999
NYCTL Trust, Series 2016-A, Class A (a) 1.470% 11/10/29	3,023,782	3,004,438
OHA Credit Partners XIII Ltd., Series 2016-13A, Class X, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.349% 1/21/30	830,000	829,987
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	104,604	104,727
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	466,412	461,089
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	150,706	150,717
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	400,000	398,348
PFS Financing Corp., Series 2014-AA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.304% 2/15/19	1,490,000	1,489,502
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.304% 10/15/19	1,000,000	997,908
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 0.834% 2/25/37	165,495	164,408

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	$239,971	$239,644
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	296,583	296,167
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	353,249	352,079
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	397,666	397,677
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	86,240	84,838
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	96,025	95,802
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	151,548	149,185
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	608,611	606,201
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	2,800,000	2,794,739
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	1,025,905	1,022,821
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	1,003,818	1,005,103
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,101,297	1,106,804
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,100,000	1,097,543
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	340,000	340,270
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	616,166	609,012
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	648,375	652,527
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	340,625	336,201

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.204% 7/15/41	$277,963	$274,593
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	317,671	316,090
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	267,971	263,583
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	333,538	333,247
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	580,252	578,242

		48,478,888

Student Loans ABS — 13.4%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.556% 12/26/44	2,034,389	2,017,584
Access Group, Inc., Series 2006-1, Class A2, 3 mo. USD LIBOR + .110%, FRN 1.040% 8/25/23	178,964	178,531
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.096% 11/22/24	226,306	224,660
Access Group, Inc., Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.142% 4/25/29	107,692	107,366
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.687% 7/01/38	157,490	155,054
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10 FRN, 3 mo. USD LIBOR + .120%, FRN 0.445% 6/25/26	350,000	331,814
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.083% 3/15/26	798,415	793,356
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.370% 1/15/37	537,859	463,428

	Principal Amount	Value
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3, 3 mo. LIBOR + .210%, FRN 1.207% 9/28/26	$109,235	$109,052
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	164,554	163,816
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.431% 10/25/44	1,398,870	1,398,870
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.456% 1/25/40	937,021	932,329
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	257,028	254,217
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.756% 4/25/40	289,421	288,615
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	553,461	536,370
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 2.606% 10/27/36	1,244,155	1,244,154
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 2.806% 2/26/35	882,007	882,006
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.106% 7/26/66	1,160,586	1,157,163
Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.556% 10/25/56	530,743	517,476
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.943% 6/15/43	1,150,000	1,144,892
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.974% 6/15/43	650,000	644,604
Educational Services of America, Series 2015-2, Class B FRN, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.256% 12/25/58	750,000	692,448

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L, 3 mo. LIBOR + .070%, FRN (a) 1.000% 5/25/23	$12,942	$12,928
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 1.630% 8/25/48	440,077	425,965
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.367% 12/01/31	400,166	394,391
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.186% 10/28/41	216,936	216,466
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 1.250% 5/25/29	230,860	223,436
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.307% 9/27/35	989,988	979,760
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.996% 11/27/28	147,906	146,855
Navient Private Education Loan Trust, Series 2015-AA, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 1.204% 12/15/21	217,021	216,913
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.304% 5/15/23	3,655	3,654
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.904% 12/15/28	670,000	675,342
Navient Student Loan Trust, Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 1.606% 6/25/65	600,000	599,944
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.006% 6/25/65	2,426,269	2,461,843
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.056% 3/25/66	1,520,000	1,520,013

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.370% 12/26/40	$670,000	$669,798
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.002% 4/25/31	500,000	490,441
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.247% 6/25/41	417,905	351,551
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.556% 4/25/46	78,500	78,254
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.256% 6/25/41	295,000	258,998
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 day ARS + .000 ,FRN 1.986% 4/25/44	450,000	438,211
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.050% 7/15/36	2,177,690	2,176,676
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.204% 1/15/43	320,000	328,585
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 0.992% 1/26/43	460,000	399,170
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.022% 10/25/28	500,000	486,466
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.092% 10/25/40	380,017	327,630
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 1.102% 1/25/41	417,272	359,657
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.182% 7/25/25	300,000	293,482

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.192% 1/25/40	$418,594	$358,438
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. USD LIBOR + .280%, FRN (a) 1.243% 9/15/22	257,685	257,111
SLM Student Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.304% 7/15/22	288,976	288,837
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.352% 10/25/64	321,441	277,817
SLM Student Loan Trust, Series 2012-E, Class A1, 1 mo. USD LIBOR + .750%, FRN (a) 1.454% 10/16/23	9,585	9,585
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 1.613% 12/15/38	375,886	337,163
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 2.082% 7/27/26	370,181	371,995
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. USD LIBOR + 1.400%, FRN (a) 2.104% 8/15/25	21,807	21,825
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.950% 6/17/30	500,000	500,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 3.022% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 3.024% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 3.030% 3/15/28	400,000	400,000
SMB Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 1.204% 9/15/21	171,445	171,429
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.404% 5/15/23	862,746	864,221

	Principal Amount	Value
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.804% 9/15/34	$260,000	$260,005
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A (a) 1.480% 5/26/31	1,152,100	1,148,779
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	1,707,146	1,703,738
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.792% 3/25/33	276,952	271,215
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.506% 8/25/36	1,355,834	1,395,789

		38,912,181

WL Collateral CMO — 0.9%
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.906% 5/25/25	36,008	36,013
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.256% 7/25/25	333,670	334,055
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 1.456% 3/25/45	148,970	145,823
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300%, FRN 2.056% 4/25/29	624,038	627,104
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 2.106% 1/25/29	592,863	594,185
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450%, FRN 2.206% 1/25/29	663,762	666,402

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.656% 10/25/27	$209,646	$209,783

		2,613,365

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $145,087,380)		145,181,811

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.000% 1/20/40	152,823	158,643

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $162,232)		158,643

U.S. TREASURY OBLIGATIONS — 89.7%
U.S. Treasury Bonds & Notes — 89.7%
U.S. Treasury Inflation Index 0.125% 4/15/19	3,713,544	3,759,900
U.S. Treasury Inflation Index (b) 0.125% 4/15/20	15,482,250	15,643,111
U.S. Treasury Inflation Index (b) 0.125% 4/15/21	9,178,560	9,231,089
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	11,640,459	11,660,201
U.S. Treasury Inflation Index (b) 0.125% 7/15/22	12,302,891	12,334,030
U.S. Treasury Inflation Index (b) 0.125% 1/15/23	11,602,659	11,516,961
U.S. Treasury Inflation Index (b) 0.125% 7/15/24	11,385,895	11,185,446
U.S. Treasury Inflation Index (b) 0.125% 7/15/26	15,428,220	14,919,104
U.S. Treasury Inflation Index (b) 0.250% 1/15/25	11,276,545	11,090,290
U.S. Treasury Inflation Index (b) 0.375% 7/15/23	11,560,075	11,663,595
U.S. Treasury Inflation Index (b) 0.375% 7/15/25	11,680,617	11,617,168
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	10,837,006	11,182,707
U.S. Treasury Inflation Index (b) 0.625% 1/15/24	11,483,076	11,684,846

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 0.625% 1/15/26	$8,382,140	$8,455,744
U.S. Treasury Inflation Index (b) 0.625% 2/15/43	4,205,290	3,850,166
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	5,348,510	5,063,552
U.S. Treasury Inflation Index (b) 0.750% 2/15/45	6,682,190	6,287,546
U.S. Treasury Inflation Index 1.000% 2/15/46	2,907,314	2,919,600
U.S. Treasury Inflation Index (b) (c) (d) 1.125% 1/15/21	9,927,984	10,415,101
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	8,888,807	9,387,771
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	2,235,500	2,351,107
U.S. Treasury Inflation Index (b) 1.375% 2/15/44	5,963,455	6,507,984
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	4,499,664	5,024,010
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	5,094,135	5,424,143
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	6,089,109	6,859,771
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	2,236,600	2,770,051
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	3,725,123	4,637,263
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	7,693,806	8,834,074
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	4,794,290	5,616,276
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	4,165,467	5,024,191
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	1,838,349	2,541,258
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	3,892,990	5,118,978
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	4,455,046	6,090,925

		260,667,959

TOTAL U.S. TREASURY OBLIGATIONS (Cost $263,156,053)		260,667,959

TOTAL BONDS & NOTES (Cost $417,603,298)		418,796,441

TOTAL LONG-TERM INVESTMENTS (Cost $417,603,298)		418,796,441

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 29.4%
Commercial Paper — 29.4%
American Express Credit Corp. 1.160% 3/29/17	$2,000,000	$1,993,869
The Bank of Nova Scotia (a) 1.230% 2/23/17	8,000,000	7,990,002
Bell Canada (a) 1.150% 3/01/17	4,500,000	4,492,680
CDP Financial, Inc. (a) 1.200% 3/01/17	8,000,000	7,990,782
Dominion Resources, Inc. (a) 1.275% 4/18/17	4,500,000	4,480,516
Duke Energy Corp. (a) 1.150% 1/11/17	500,000	499,866
Enbridge (US), Inc. (a) 1.087% 1/17/17	4,500,000	4,498,103
Enterprise Products Operating LLC (a) 1.020% 1/17/17	4,500,000	4,498,103
FMC Technologies, Inc. (a) 1.150% 2/01/17	2,000,000	1,998,240
Hyundai Capital America (a) 1.300% 3/15/17	4,500,000	4,488,938
LyondellBasell Industries NV (a) 1.150% 2/02/17	1,004,000	1,003,087
Marriott International, Inc. (a) 1.168% 1/23/17	4,500,000	4,497,309
Molex Electronic Technologies (a) 1.150% 1/24/17	4,500,000	4,497,169
National Grid USA (a) 0.950% 1/17/17	3,500,000	3,498,525
ONEOK Partners LP (a) 1.250% 1/09/17	4,500,000	4,499,009
Schlumberger Holdings Corp. (a) 1.027% 2/08/17	7,500,000	7,492,642
Sempra Energy Holdings (a) 0.980% 1/10/17	4,500,000	4,498,904
Spectra Energy Capital LLC (a) 1.150% 2/13/17	3,475,000	3,470,656
Suncor Energy, Inc. (a) 1.120% 1/04/17	4,500,000	4,499,518
TELUS Corp. (a) 1.200% 3/08/17	4,500,000	4,490,489

		85,378,407

TOTAL SHORT-TERM INVESTMENTS (Cost $85,362,666)		85,378,407

Value
TOTAL INVESTMENTS — 173.5% (Cost $502,965,964) (e)	$504,174,848

Other Assets/ (Liabilities) — (73.5)%	(213,529,895)

NET ASSETS — 100.0%	$290,644,953

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $196,439,693 or 67.59% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Insurance — 0.3%
The Allstate Corp. 5.100%	130,000	$3,272,100

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,272,100

TOTAL EQUITIES (Cost $3,250,000)		3,272,100

	Principal Amount
BONDS & NOTES — 100.6%

CORPORATE DEBT — 37.4%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,338,000	1,429,347

Aerospace & Defense — 0.1%
United Technologies Corp. 6.125% 7/15/38	465,000	591,523

Agriculture — 0.6%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,145,000	1,099,515
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,145,000	1,165,409
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,745,000	2,761,794
Philip Morris International, Inc. 6.375% 5/16/38	225,000	288,505
Reynolds American, Inc. 3.250% 6/12/20	980,000	1,004,171

		6,319,394

Airlines — 0.6%
American Airlines Group, Inc. (a) 5.500% 10/01/19	2,839,000	2,931,267
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	646,337	639,874
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	258,730	258,083
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,666,441	1,700,103
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	819,117	835,500

	Principal Amount	Value
WestJet Airlines Ltd. (a) 3.500% 6/16/21	$807,000	$806,663

		7,171,490

Auto Manufacturers — 0.2%
Ford Motor Co. 5.291% 12/08/46	500,000	506,495
General Motors Financial Co., Inc. 3.200% 7/13/20	1,110,000	1,113,339
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,156,727

		2,776,561

Automotive & Parts — 0.2%
Lear Corp. 4.750% 1/15/23	1,440,000	1,468,800
Lear Corp. 5.375% 3/15/24	560,000	585,900

		2,054,700

Banks — 3.2%
Associated Banc-Corp. 2.750% 11/15/19	1,080,000	1,082,775
Associated Banc-Corp. 4.250% 1/15/25	2,280,000	2,259,514
Bancolombia SA 5.950% 6/03/21	1,435,000	1,557,406
Bank of America Corp. 4.183% 11/25/27	2,880,000	2,881,840
Bank of America Corp. 4.750% 4/21/45	1,690,000	1,713,684
The Bank of Nova Scotia 4.500% 12/16/25	1,235,000	1,268,699
Compass Bank 3.875% 4/10/25	801,000	762,264
Discover Bank 2.000% 2/21/18	1,920,000	1,919,651
First Horizon National Corp. 3.500% 12/15/20	4,280,000	4,318,982
First Republic Bank 4.375% 8/01/46	3,990,000	3,626,136
The Goldman Sachs Group, Inc. 3.500% 11/16/26	1,515,000	1,480,132
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,843,130
JP Morgan Chase & Co. 3.625% 12/01/27	2,085,000	2,022,838
JP Morgan Chase & Co. 3.875% 9/10/24	1,710,000	1,730,241
Regions Financial Corp. 7.500% 5/15/18	895,000	958,840
SVB Financial Group 3.500% 1/29/25	2,860,000	2,755,707

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SVB Financial Group 5.375% 9/15/20	$515,000	$558,014
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	1,485,000	1,476,461
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,772,957

		35,989,271

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	4,875,000	5,269,241
Molson Coors Brewing Co. 4.200% 7/15/46	1,190,000	1,109,467

		6,378,708

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	800,000	845,721

Building Materials — 0.7%
CRH America, Inc. 8.125% 7/15/18	1,730,000	1,892,387
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	2,763,000	2,859,705
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.098% 6/30/17	1,540,000	1,542,650
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,419,564

		7,714,306

Chemicals — 0.9%
Ashland, Inc. 6.875% 5/15/43	406,000	419,195
CF Industries, Inc. 6.875% 5/01/18	2,830,000	2,978,971
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP (a) 3.400% 12/01/26	1,675,000	1,672,156
The Dow Chemical Co. 8.550% 5/15/19	375,000	429,780
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	946,731
Monsanto Co. 4.400% 7/15/44	625,000	604,060
RPM International, Inc. 6.125% 10/15/19	800,000	878,533
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,441,058
Valspar Corp. 7.250% 6/15/19	650,000	717,739

		10,088,223

	Principal Amount	Value
Commercial Services — 0.9%
The ADT Corp. 6.250% 10/15/21	$3,100,000	$3,363,500
ERAC USA Finance LLC (a) 2.800% 11/01/18	455,000	460,704
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	430,532
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,469,028

		10,723,764

Computers — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	1,380,000	1,427,948
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 6.020% 6/15/26	535,000	579,563

		2,007,511

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	350,181

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	135,000	137,567
Ingram Micro, Inc. 5.450% 12/15/24	1,381,000	1,299,503

		1,437,070

Diversified Financial — 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	4,000,000	4,145,400
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,189,034
Air Lease Corp. 3.000% 9/15/23	3,255,000	3,109,781
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,547,475
Air Lease Corp. 3.375% 6/01/21	2,800,000	2,838,794
Air Lease Corp. 3.875% 4/01/21	1,825,000	1,875,023
Air Lease Corp. 5.625% 4/01/17	600,000	605,250
Ally Financial, Inc. 3.250% 11/05/18	2,985,000	2,988,731
Ally Financial, Inc. 3.600% 5/21/18	890,000	896,675
Ally Financial, Inc. 4.750% 9/10/18	1,860,000	1,915,800
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,380,000	2,201,740

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BGC Partners, Inc. 5.125% 5/27/21	$3,790,000	$3,900,103
CIT Group, Inc. 3.875% 2/19/19	1,778,000	1,815,783
CIT Group, Inc. (a) 5.500% 2/15/19	1,015,000	1,070,825
Citigroup, Inc. 3.875% 3/26/25	5,421,000	5,385,216
Citigroup, Inc. 8.125% 7/15/39	225,000	334,335
General Electric Capital Corp. 6.875% 1/10/39	429,000	604,865
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	976,487
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,798,744
The Goldman Sachs Group, Inc. 5.950% 1/15/27	1,851,000	2,109,535
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	441,804
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	545,410
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	697,689
Hyundai Capital America (a) 2.875% 8/09/18	910,000	920,595
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	7,240,000	7,253,575
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,103,719
International Lease Finance Corp. 6.250% 5/15/19	415,000	446,125
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,617,647
Lazard Group LLC 3.625% 3/01/27	2,185,000	2,070,563
Legg Mason, Inc. 5.625% 1/15/44	1,126,000	1,096,494
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	764,126

		61,267,343

Electric — 2.6%
Duke Energy Corp. 3.750% 9/01/46	1,340,000	1,206,277
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	46,062
Entergy Arkansas, Inc. 3.500% 4/01/26	505,000	514,619
Entergy Louisiana LLC 4.950% 1/15/45	1,095,000	1,123,995
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,083,833

	Principal Amount	Value
IPALCO Enterprises, Inc. 3.450% 7/15/20	$5,935,000	$6,038,862
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,370,000	1,479,452
Majapahit Holding BV (a) 7.750% 1/20/20	1,335,000	1,498,537
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,505,000	1,515,156
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,320,458
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,552,660
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	187,245
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	975,977
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,105,639
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	399,905
PPL Capital Funding, Inc. 5.000% 3/15/44	1,320,000	1,395,915
Progress Energy, Inc. 7.000% 10/30/31	505,000	654,727
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,237,867
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,297,520
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	299,157	302,780
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,191,381
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,451,025

		29,579,892

Electronics — 0.4%
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	789,892
Avnet, Inc. 3.750% 12/01/21	135,000	135,834
Avnet, Inc. 4.875% 12/01/22	944,000	981,497
FLIR Systems, Inc. 3.125% 6/15/21	1,360,000	1,363,593
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,361,553

		4,632,369

Engineering & Construction — 0.2%
SBA Tower Trust (a) 2.877% 7/15/21	1,350,000	1,338,498

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SBA Tower Trust (a) 3.156% 10/15/20	$1,500,000	$1,508,400

		2,846,898

Environmental Controls — 0.1%
Clean Harbors, Inc. 5.250% 8/01/20	1,137,000	1,164,004
Republic Services, Inc. 5.000% 3/01/20	40,000	43,179

		1,207,183

Foods — 0.5%
Ingredion, Inc. 3.200% 10/01/26	1,520,000	1,487,626
Kraft Foods, Inc. 6.500% 2/09/40	381,000	470,036
Kraft Heinz Foods Co. 3.000% 6/01/26	3,035,000	2,849,370
Tyson Foods, Inc. 4.875% 8/15/34	745,000	759,184

		5,566,216

Forest Products & Paper — 0.4%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	3,930,000	3,979,125

Gas — 0.2%
Spire, Inc. 4.700% 8/15/44	2,000,000	1,949,548

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,193,408

Health Care – Products — 0.4%
Abbott Laboratories 2.900% 11/30/21	1,270,000	1,266,381
Abbott Laboratories 3.750% 11/30/26	780,000	774,611
Abbott Laboratories 4.900% 11/30/46	725,000	744,093
Becton Dickinson & Co. 4.685% 12/15/44	800,000	828,756
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	1,450,000	1,363,307

		4,977,148

Health Care – Services — 0.4%
Aetna, Inc. 3.200% 6/15/26	2,220,000	2,196,177
Aetna, Inc. 4.375% 6/15/46	545,000	547,260
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	619,167
UnitedHealth Group, Inc. 6.875% 2/15/38	875,000	1,190,699

		4,553,303

	Principal Amount	Value
Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	$3,767,000	$3,912,971

Housewares — 0.2%
Newell Brands, Inc. 3.850% 4/01/23	2,325,000	2,411,739

Insurance — 3.3%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,270,000	2,346,953
Arch Capital Finance LLC 4.011% 12/15/26	970,000	983,959
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,214,203
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	664,548
Brown & Brown, Inc. 4.200% 9/15/24	474,000	477,500
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	411,000	386,340
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,134,123
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,807,075
CNO Financial Group, Inc. 5.250% 5/30/25	2,104,000	2,101,370
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,548,824
MetLife Capital Trust IV (a) 7.875% 12/15/37	2,695,000	3,248,823
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	1,042,000	1,029,673
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,845,000	1,916,494
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	900,985
Reinsurance Group of America, Inc. 3.950% 9/15/26	1,990,000	1,968,767
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,918,159
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,858,292
Trinity Acquisition PLC 3.500% 9/15/21	1,600,000	1,615,614
Trinity Acquisition PLC 4.400% 3/15/26	500,000	506,127
Unum Group 3.000% 5/15/21	1,080,000	1,076,845
USF&G Capital I (a) 8.500% 12/15/45	1,015,000	1,286,915

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Willis North America, Inc. 7.000% 9/29/19	$706,000	$785,489
Willis Towers Watson PLC 5.750% 3/15/21	1,825,000	1,994,227
XLIT Ltd. 4.450% 3/31/25	1,275,000	1,264,250
XLIT Ltd. 5.750% 10/01/21	1,140,000	1,266,919
XLIT Ltd. 6.375% 11/15/24	1,490,000	1,739,127

		37,041,601

Internet — 0.5%
Baidu, Inc. 3.250% 8/06/18	1,965,000	1,998,187
Expedia, Inc. 7.456% 8/15/18	3,420,000	3,698,894

		5,697,081

Investment Companies — 0.6%
Ares Capital Corp. 3.875% 1/15/20	3,635,000	3,685,792
FS Investment Corp. 4.000% 7/15/19	2,720,000	2,727,009

		6,412,801

Iron & Steel — 0.6%
ArcelorMittal 5.125% 6/01/20	2,375,000	2,487,812
ArcelorMittal 6.250% 8/05/20	1,700,000	1,848,750
Glencore Funding LLC (a) 4.625% 4/29/24	435,000	444,788
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,131,844
Vale Overseas Ltd. 6.875% 11/21/36	600,000	591,000

		6,504,194

Lodging — 0.0%
Marriott International, Inc. 6.750% 5/15/18	305,000	325,135

Machinery – Diversified — 0.7%
CNH Industrial Capital LLC 3.250% 2/01/17	725,000	725,000
CNH Industrial Capital LLC 3.375% 7/15/19	1,595,000	1,598,988
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	913,275
CNH Industrial Capital LLC 3.875% 10/15/21	2,870,000	2,823,362
Xylem, Inc. 3.250% 11/01/26	765,000	742,854

	Principal Amount	Value
Xylem, Inc. 4.875% 10/01/21	$585,000	$631,550

		7,435,029

Media — 0.9%
21st Century Fox America, Co. 6.900% 8/15/39	525,000	659,270
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	2,005,000	2,045,571
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,655,000	1,913,311
Comcast Corp. 3.400% 7/15/46	2,140,000	1,868,888
NBCUniversal Media LLC 6.400% 4/30/40	100,000	129,312
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	761,490
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	264,069
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	411,335
Time Warner, Inc. 4.700% 1/15/21	900,000	961,989
Time Warner, Inc. 6.250% 3/29/41	15,000	17,502
Viacom, Inc. 2.250% 2/04/22	1,120,000	1,052,513

		10,085,250

Mining — 0.1%
Glencore Canada Corp. 5.500% 6/15/17	1,230,000	1,249,727

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.375% 10/01/21	3,050,000	2,961,196
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	283,151
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	192,826

		3,437,173

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	111,772

Oil & Gas — 1.2%
Anadarko Petroleum Corp. 5.550% 3/15/26	1,180,000	1,320,727
Encana Corp. 3.900% 11/15/21	944,000	950,778

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Encana Corp. 6.500% 5/15/19	$786,000	$845,921
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	1,415,000	1,462,080
Nabors Industries, Inc. (a) 5.500% 1/15/23	370,000	385,262
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	195,435
Petroleos Mexicanos 3.125% 1/23/19	395,000	391,642
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,738,587
Petroleos Mexicanos 6.375% 1/23/45	640,000	582,400
Petroleos Mexicanos (a) 6.500% 3/13/27	295,000	304,293
Phillips 66 5.875% 5/01/42	1,645,000	1,947,770
Pioneer Natural Resources Co. 4.450% 1/15/26	1,630,000	1,727,088
Tesoro Corp. (a) 5.125% 12/15/26	1,755,000	1,775,007

		13,626,990

Oil & Gas Services — 0.1%
Weatherford International Ltd. 6.000% 3/15/18	725,000	717,750

Packaging & Containers — 0.8%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,485,000	3,413,474
Brambles USA, Inc. (a) 4.125% 10/23/25	926,000	942,737
Brambles USA, Inc., Series A (a) 5.350% 4/01/20	685,000	738,649
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	2,488,000	2,537,760
Graphic Packaging International, Inc. 4.750% 4/15/21	520,000	546,000
Graphic Packaging International, Inc. 4.875% 11/15/22	440,000	451,000

		8,629,620

Pharmaceuticals — 1.3%
AbbVie, Inc. 4.700% 5/14/45	2,465,000	2,418,485
Actavis Funding SCS 3.000% 3/12/20	2,210,000	2,240,637
Actavis Funding SCS 4.750% 3/15/45	1,395,000	1,369,519
Baxalta, Inc. 3.600% 6/23/22	805,000	811,161

	Principal Amount	Value
Baxalta, Inc. 4.000% 6/23/25	$2,145,000	$2,151,266
Baxalta, Inc. 5.250% 6/23/45	1,070,000	1,142,135
McKesson Corp. 4.750% 3/01/21	850,000	911,375
Mylan NV (a) 3.950% 6/15/26	2,960,000	2,770,110
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	405,000	384,931
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	510,000	437,000

		14,636,619

Pipelines — 1.6%
Alliance Pipeline LP (a) 6.996% 12/31/19	450,645	470,938
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	916,435
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	681,992
EnLink Midstream Partners LP 4.850% 7/15/26	510,000	514,454
Enterprise Products Operating Co. 3.700% 2/15/26	2,530,000	2,539,174
Enterprise Products Operating Co. 5.950% 2/01/41	630,000	711,207
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	625,724
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	75,398
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,060,676
Kinder Morgan, Inc. 4.300% 6/01/25	1,370,000	1,410,507
Magellan Midstream Partners LP 5.150% 10/15/43	2,305,000	2,395,708
MPLX LP 4.875% 12/01/24	985,000	1,014,248
MPLX LP 4.875% 6/01/25	951,000	977,768
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,300,000	1,318,780

		17,713,009

Real Estate Investment Trusts (REITS) — 1.5%
American Tower Corp. 3.450% 9/15/21	3,025,000	3,064,138
American Tower Corp. 4.400% 2/15/26	1,000,000	1,021,853

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brandywine Operating Partners LP 4.950% 4/15/18	$1,100,000	$1,137,098
DDR Corp. 4.750% 4/15/18	1,400,000	1,439,848
Duke Realty LP 3.250% 6/30/26	845,000	817,190
Federal Realty Investment Trust 5.900% 4/01/20	455,000	502,825
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,385,000	1,323,549
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,621,983
Host Hotels & Resorts LP 3.750% 10/15/23	230,000	225,794
Host Hotels & Resorts LP 4.000% 6/15/25	752,000	740,660
ProLogis LP 2.750% 2/15/19	610,000	618,829
Tanger Properties LP 3.125% 9/01/26	2,820,000	2,648,947
Weingarten Realty Investors 3.250% 8/15/26	580,000	547,162

		16,709,876

Retail — 1.7%
AutoNation, Inc. 4.500% 10/01/25	895,000	905,455
Bed Bath & Beyond, Inc. 5.165% 8/01/44	639,000	581,543
CVS Health Corp. 6.125% 9/15/39	895,000	1,095,693
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,096,675	2,395,082
Dollar Tree, Inc. 5.750% 3/01/23	3,240,000	3,430,577
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,975,000	2,826,250
The Home Depot, Inc. 4.250% 4/01/46	1,484,000	1,557,994
QVC, Inc. 3.125% 4/01/19	1,075,000	1,086,185
QVC, Inc. 4.375% 3/15/23	1,140,000	1,131,455
QVC, Inc. 4.450% 2/15/25	1,225,000	1,177,505
QVC, Inc. 5.125% 7/02/22	750,000	776,384
Tiffany & Co. 4.900% 10/01/44	1,140,000	1,063,023
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	750,000	759,949

		18,787,095

	Principal Amount	Value
Semiconductors — 0.1%
Lam Research Corp. 3.800% 3/15/25	$1,410,000	$1,411,537

Software — 0.6%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	1,160,000	1,119,422
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	781,145
Microsoft Corp. 4.450% 11/03/45	2,260,000	2,407,847
Oracle Corp. 4.000% 7/15/46	3,180,000	3,041,657

		7,350,071

Telecommunications — 0.9%
AT&T, Inc. 4.750% 5/15/46	1,970,000	1,866,416
CenturyLink, Inc. 6.150% 9/15/19	760,000	813,200
Crown Castle Towers LLC (a) 6.113% 1/15/40	940,000	1,018,453
Embarq Corp. 7.995% 6/01/36	200,000	187,500
Rogers Communications, Inc. 7.500% 8/15/38	160,000	210,426
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	708,547
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	1,510,000	1,497,165
Verizon Communications, Inc. 4.862% 8/21/46	1,366,000	1,384,160
Verizon Communications, Inc. 5.012% 8/21/54	1,222,000	1,215,599
Verizon Communications, Inc. 6.550% 9/15/43	1,218,000	1,521,254

		10,422,720

Transportation — 0.4%
Asciano Finance (a) 4.625% 9/23/20	845,000	874,245
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,650,000	1,695,220
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,340,000	1,413,700

		3,983,165

Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	4,765,000	4,824,562
GATX Corp. 2.375% 7/30/18	1,175,000	1,180,203

		6,004,765

TOTAL CORPORATE DEBT (Cost $418,224,728)		422,247,893

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.9%
JobsOhio Beverage System Series B 4.532% 1/01/35	$3,050,000	$3,266,214
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	390,000	504,500
State of California BAB 7.550% 4/01/39	505,000	747,223
State of California BAB 7.600% 11/01/40	1,510,000	2,274,483
State of Illinois 5.365% 3/01/17	2,910,000	2,927,315

		9,719,735

TOTAL MUNICIPAL OBLIGATIONS (Cost $9,426,974)		9,719,735

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.7%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.239% 10/20/20	1,630,000	1,629,998

Automobile ABS — 0.8%
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	517,168	516,559
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	55,015	54,982
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	569,923	569,013
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,500,000	2,461,940
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.404% 7/15/20	1,610,908	1,611,414
Oscar US Funding Trust V, Series 2016-2A, Class A4 (a) 2.990% 12/15/23	4,000,000	3,920,496

		9,134,404

Commercial MBS — 3.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.747% 2/10/51	1,676,666	1,699,790
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.278% 2/10/51	1,445,000	1,489,393

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	$351,199	$351,361
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	838,374	852,663
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,849,046	1,882,144
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	1,660,000	1,708,059
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,290,237
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.256% 5/10/48	1,050,000	935,956
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class B, VRN 4.183% 5/10/48	1,200,000	1,165,211
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 5.812% 12/10/49	2,851,554	2,876,139
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,119,581
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	107,410	107,309
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (a) 5.471% 11/10/46	860,000	943,715
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.758% 7/10/38	1,550,434	1,550,865
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	877,520
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	1,800,000	1,857,089
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	825,000	884,348

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	$41,308	$41,185
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	236,025	236,351
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,689,494
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	3,057,829	3,066,267
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	1,530,000	1,538,665
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.969% 2/15/51	1,775,000	1,794,522
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 5.969% 2/15/51	1,325,077	1,333,368
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.074% 6/15/45	1,345,000	1,345,608
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	196,537	201,340

		33,838,180

Home Equity ABS — 0.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 1.026% 8/25/35	45,265	45,262
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.216% 9/25/34	254,614	253,428
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.656% 2/25/35	773,329	696,111
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.386% 5/25/36	345,318	344,487
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.996% 1/25/36	177,551	176,452

	Principal Amount	Value
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.401% 4/25/35	$259,310	$260,189
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.926% 8/25/36	116,659	116,749
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.551% 2/25/35	672,078	668,033
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.581% 6/25/35	1,197,074	1,192,552
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.476% 3/25/35	1,430,615	1,430,534
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.604% 10/25/28	93	96
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 1.126% 1/25/36	787,561	784,645
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.016% 9/25/35	217,377	217,645

		6,186,183

Other ABS — 18.1%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.904% 3/15/42	725,743	692,562
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	597,767	560,406
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.309% 1/25/35	1,378,196	1,374,261
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.421% 7/20/26	2,500,000	2,500,090
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.334% 10/15/28	2,850,000	2,858,484

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (a) 2.343% 10/15/28	$1,490,000	$1,493,388
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.320% 7/28/26	2,400,000	2,399,990
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	650,224	631,937
Apidos CLO XV, Series 2013-15A, Class A1, 3 mo. USD LIBOR + 1.350%, FRN (a) 2.231% 10/20/25	1,000,000	1,000,016
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	1,580,000	1,563,157
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	2,178,000	2,201,141
ARL Second LLC, Series 2014-1A, Class A1 (a) 2.920% 6/15/44	960,041	934,087
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.340% 7/17/26	2,500,000	2,500,023
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.282% 1/18/25	1,400,000	1,400,017
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.331% 8/05/27	4,225,000	4,229,601
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	145,111	145,020
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.320% 7/15/26	2,415,000	2,415,193
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	1,830,000	1,832,860
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.360% 1/15/26	1,400,000	1,400,427

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.082% 1/22/25	$1,100,000	$1,099,996
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.287% 10/29/25	725,000	725,196
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.312% 7/18/27	2,855,000	2,861,812
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	2,682,868	2,711,172
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,039,293	1,031,441
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	1,100,000	1,063,394
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,733,053	1,743,882
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	769,557	763,305
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	49,684	49,658
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,259,906	1,250,356
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,438,050	1,371,623
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	1,292,846	1,296,315
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	1,300,000	1,311,246
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	845,370	809,352
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	2,554,500	2,568,750
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	456,314	455,406

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	$493,708	$490,714
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	1,317,700	1,309,646
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	5,421,282	5,387,957
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	3,524,400	3,469,814
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,712,500	3,531,276
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	475,283	470,856
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	192,949	194,704
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (a) 2.232% 4/18/26	3,530,000	3,530,148
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.330% 7/15/26	3,300,000	3,306,224
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	2,704,083	2,652,420
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	619,295	599,976
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,561,286	1,565,421
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	764,921	772,390
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,976,506	2,976,635
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.476% 3/25/35	519,042	517,653
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.331% 7/20/27	3,170,000	3,174,099

	Principal Amount	Value
Global Container Assets Ltd., Series 2015-1A, Class A2 (a) 3.450% 2/05/30	$1,371,259	$1,290,067
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	379,167	364,099
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	224,697	224,697
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.032% 4/25/25	4,060,000	4,056,878
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.328% 4/19/26	2,670,000	2,670,102
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	3,028,201	3,027,547
GSAMP Trust, Series 2005-HE5, Class M1, 1 mo. USD LIBOR + .420%, FRN 1.176% 11/25/35	455,296	454,054
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	844,588	845,908
HERO Funding Trust, Series 2016-3A, Class A1 (a) 3.080% 9/20/42	2,201,506	2,169,848
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	4,310,000	4,296,165
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	462,475	460,478
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.332% 1/18/26	2,025,000	2,025,385
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (a) 3.870% 3/15/58	785,338	769,537
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (a) 4.300% 1/15/42	2,720,000	2,676,969
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.380% 7/15/26	3,200,000	3,200,886
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.030% 7/15/25	1,200,000	1,195,686

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.381% 7/20/26	$3,200,000	$3,200,861
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.331% 7/20/26	2,585,000	2,585,535
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	2,376,978	2,374,751
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	642,957	638,441
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,258,056	1,251,075
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.506% 7/25/35	352,116	355,631
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	1,534,726	1,516,151
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	1,330,353	1,321,157
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	295,593	295,405
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.080% 1/15/25	2,575,000	2,574,029
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (a) 2.833% 10/16/51	10,300,000	10,027,866
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.001% 4/20/25	2,410,000	2,407,662
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.132% 7/23/25	1,930,000	1,929,168
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	970,000	957,714
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	386,379	380,551

	Principal Amount	Value
Orange Lake Timeshare Trust, Series 2016-A, Class B (a) 2.910% 3/08/29	$1,542,009	$1,524,559
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	669,805	669,853
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,500,000	1,493,804
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.161% 2/20/25	700,000	699,661
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 1.156% 10/25/35	578,934	578,899
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	459,037	454,439
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	139,920	139,923
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	431,201	424,188
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	2,540,710	2,530,650
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	11,000,000	10,979,331
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	4,207,074	4,194,426
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	4,768,136	4,774,240
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,100,000	1,068,944
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,694,304	1,702,775
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.750% 11/15/49	4,200,000	4,178,909
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	1,450,000	1,451,153

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	$420,466	$421,469
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.330% 10/17/26	3,100,000	3,100,794
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,643,375	2,660,301
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.399% 10/13/29	2,340,000	2,347,158
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	446,500	426,094
Trinity Rail Leasing 2012 LLC, Series 2013-1A, Class A (a) 3.898% 7/15/43	808,747	770,288
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	694,906	691,446
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,555,000	3,587,058
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	2,305,813	2,265,383
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	3,160,000	2,997,208

		204,872,753

Student Loans ABS — 9.6%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.856% 12/27/44	1,350,000	1,299,817
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.096% 11/22/24	526,089	522,261
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.674% 7/01/38	610,275	600,833
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1/25/47	875,000	668,187

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.492% 10/27/31	$421,146	$429,168
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.756% 4/25/40	1,182,490	1,179,199
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	2,268,281	2,198,239
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (a) 3.070% 10/25/44	5,895,238	5,895,238
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	2,603,369	2,584,075
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 2.606% 10/27/36	5,086,398	5,086,393
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	2,461,692	2,421,820
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	2,009,079	1,965,245
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.106% 7/26/66	4,790,900	4,776,770
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 6/15/43	2,600,000	2,588,451
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.450% 6/15/43	2,475,000	2,454,453
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (a) 8/01/43	1,950,000	1,806,108
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2, 28 day ARS, FRN (a) 1.624% 2/01/43	1,300,000	1,216,832
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 1/01/44	600,000	522,325

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 1/01/44	$600,000	$486,998
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.996% 11/27/28	422,587	419,586
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.456% 2/25/70	4,012,014	3,904,432
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.506% 2/25/39	3,300,000	3,081,001
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.006% 6/25/65	3,668,753	3,722,545
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.056% 3/25/66	13,200,000	13,200,112
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.256% 10/25/58	1,200,000	980,661
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	1,740,000	1,737,968
Nelnet Student Loan Trust, Series 2005-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 0.992% 10/25/33	1,349,955	1,318,463
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.096% 3/23/37	1,470,106	1,421,974
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.386% 1/25/37	2,621,158	2,575,302
Nelnet Student Loan Trust, Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.256% 10/25/50	850,000	752,963
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.256% 5/26/54	1,200,000	1,051,937

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.256% 5/26/54	$1,130,000	$976,703
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.256% 6/25/54	1,100,000	953,962
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 1.505% 11/25/65	3,830,000	3,829,513
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.050% 7/15/36	421,319	421,122
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.330% 7/15/36	1,700,000	1,539,390
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 1.180% 7/15/36	697,000	680,618
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 3/15/28	1,700,000	1,700,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 6/17/30	450,000	450,000
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.022% 10/25/28	2,300,000	2,237,746
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.032% 1/25/28	2,600,000	1,885,357
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.192% 1/25/40	2,029,546	1,737,880
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.256% 6/25/43	1,970,000	1,716,849
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	1,750,000	1,699,763

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust, Series 2016-A, Class A2A (a) 2.700% 5/15/31	$3,250,000	$3,141,268
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.956% 6/25/33	2,757,218	2,787,234
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	630,000	605,695
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	1,520,000	1,506,366
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,200,000	2,193,505
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 1.617% 1/03/33	2,030,000	1,962,906
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.117% 8/01/35	1,300,000	1,118,393
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850%, FRN 1.726% 10/01/46	2,000,000	1,927,960

		108,541,586

WL Collateral CMO — 0.5%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.296% 8/25/34	277,470	273,751
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 2.935% 2/25/34	83,853	82,846
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.294% 9/25/33	33,796	31,985
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M1, 1 mo. USD LIBOR + .800%, FRN 1.556% 3/25/29	863,906	863,337
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350%, FRN 2.106% 3/25/29	790,000	787,052

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	$50,841	$51,175
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.936% 8/25/34	231,380	209,328
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 1.006% 8/25/36	14,083	14,054
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.137% 7/25/33	12,433	12,659
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	36,061	36,531
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	1,001	1,047
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.103% 3/25/34	179,277	182,899
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.656% 10/25/27	989,996	990,641
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1 mo. USD LIBOR + 1.350%, FRN 2.106% 4/25/28	229,086	229,184
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 2.206% 7/25/28	1,024,655	1,027,386
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.967% 4/25/44	373,406	367,697

		5,161,572

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.372% 6/25/32	107,467	105,979

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $372,085,842)		369,470,655

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 1.1%
Regional (State & Province) — 1.1%
Colombia Government International Bond 6.125% 1/18/41	$2,980,000	$3,218,400
Mexico Government International Bond 4.750% 3/08/44	3,814,000	3,468,070
Peruvian Government International Bond 6.550% 3/14/37	560,000	703,080
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,399,860
Province of Quebec Canada 7.500% 9/15/29	540,000	756,649
United Mexican States 5.125% 1/15/20	1,110,000	1,191,585
United Mexican States 6.750% 9/27/34	950,000	1,125,750

		11,863,394

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,838,916)		11,863,394

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.4%
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	4,018,227	4,080,778
Series 4290, Class CA 3.500% 12/15/38	2,474,296	2,538,482
Series 2617, Class Z 5.500% 5/15/33	2,045,575	2,278,025
Series 2693, Class Z 5.500% 10/15/33	3,603,849	3,949,342
Series 3423, Class PB 5.500% 3/15/38	725,219	800,385
Series 2178, Class PB 7.000% 8/15/29	291,547	327,299
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	1,673,785	1,739,105
Series 2014-48, Class AB 4.000% 10/25/40	3,514,476	3,655,488
Series 2007-32, Class Z 5.500% 4/25/37	1,094,550	1,198,716
Series 2010-60, Class HJ 5.500% 5/25/40	774,267	839,697
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	1,010,550	1,099,668

	Principal Amount	Value
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	$242,469	$265,970

		22,772,955

Pass-Through Securities — 23.4%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	7,774,919	7,998,144
Pool #Q37468 3.500% 11/01/45	5,785,647	5,957,182
Pool #Q41916 3.500% 7/01/46	2,075,719	2,143,748
Pool #Q42045 3.500% 7/01/46	913,198	943,127
Pool #Q44275 3.500% 11/01/46	1,627,599	1,681,450
Pool #Q44277 3.500% 11/01/46	499,253	514,523
Pool #Z40047 4.000% 10/01/41	383,522	405,080
Pool #C03537 4.500% 8/01/40	1,328,960	1,435,173
Pool #G06057 4.500% 10/01/40	1,507,255	1,624,185
Pool #G60485 4.500% 10/01/41	1,845,298	1,987,876
Pool #G60469 4.500% 1/01/42	1,243,957	1,341,238
Pool #G60342 4.500% 5/01/42	6,176,690	6,655,866
Pool #G60172 4.500% 9/01/43	2,015,478	2,175,929
Pool #G11431 6.000% 2/01/18	378	381
Pool #C00836 7.000% 7/01/29	11,972	13,867
Pool #C49314 7.000% 4/01/31	7,103	8,290
Pool #C51422 7.000% 5/01/31	1,901	2,223
Pool #C53034 7.000% 6/01/31	13,381	15,581
Pool #G01311 7.000% 9/01/31	62,649	73,171
Pool #G01317 7.000% 10/01/31	36,733	40,794
Pool #G00143 7.500% 6/01/23	579	650
Pool #C55867 7.500% 2/01/30	29,154	33,510
Pool #C41497 7.500% 9/01/30	123	145

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C44830 7.500% 11/01/30	$25	$29
Pool #C45235 7.500% 12/01/30	16,754	19,663
Pool #C46038 7.500% 12/01/30	1,018	1,197
Pool #C01116 7.500% 1/01/31	1,485	1,755
Pool #C46309 7.500% 1/01/31	536	635
Pool #C46560 7.500% 1/01/31	574	663
Pool #C46810 7.500% 1/01/31	557	661
Pool #C47060 7.500% 1/01/31	809	952
Pool #C47063 7.500% 1/01/31	2,995	3,524
Pool #G00653 8.500% 11/01/25	20,349	23,596
Pool #554904 9.000% 3/01/17	4	4
Federal Home Loan Mortgage Corp. TBA
Pool #3395 3.000% 8/01/44 (b)	2,525,000	2,508,627
Pool #4434 4.000% 1/01/43 (b)	9,050,000	9,492,955
Federal National Mortgage Association
Pool #725692 2.704% 10/01/33 1 year CMT + 2.144%, FRN	390,107	409,572
Pool #888586 2.749% 10/01/34 1 year CMT + 2.205%, FRN	609,070	640,642
Pool #775539 2.850% 5/01/34 12 mo. USD LIBOR + 1.645%, FRN	177,514	185,740
Pool #AS1304 3.500% 12/01/28	2,528,052	2,647,542
Pool #AV1897 3.500% 12/01/28	424,504	444,569
Pool #AV2325 3.500% 12/01/28	1,349,514	1,412,878
Pool #AS6187 3.500% 11/01/45	17,756,465	18,275,980
Pool #AS6306 3.500% 12/01/45	5,962,626	6,142,669
Pool #AS6475 3.500% 1/01/46	4,920,107	5,074,821
Pool #AS6476 3.500% 1/01/46	5,519,186	5,687,565
Pool #AS6477 3.500% 1/01/46	6,332,227	6,519,473

	Principal Amount	Value
Pool #AZ7917 4.000% 3/01/41	$670,096	$708,758
Pool #AL2441 4.000% 9/01/42	4,171,219	4,420,352
Pool #AL8422 4.000% 1/01/43	600,072	634,975
Pool #BC5984 4.000% 4/01/46	1,365,808	1,436,499
Pool #AB1466 4.500% 9/01/40	755,251	815,170
Pool #AH6787 4.500% 3/01/41	1,406,809	1,521,936
Pool #AL7566 4.500% 10/01/42	1,516,880	1,636,275
Pool #AL6997 4.500% 11/01/42	3,075,743	3,327,449
Pool #675713 5.000% 3/01/18	1,979	2,017
Pool #AD6437 5.000% 6/01/40	859,299	941,200
Pool #AD6996 5.000% 7/01/40	5,860,701	6,419,299
Pool #AL8173 5.000% 2/01/44	2,242,003	2,453,592
Pool #545636 6.500% 5/01/17	1,377	1,382
Pool #254379 7.000% 7/01/32	41,649	48,654
Pool #252717 7.500% 9/01/29	2,619	3,082
Pool #535996 7.500% 6/01/31	10,235	12,051
Pool #254009 7.500% 10/01/31	22,990	26,931
Pool #253394 8.000% 7/01/20	10,784	11,588
Pool #323992 8.000% 11/01/29	2,031	2,405
Pool #525725 8.000% 2/01/30	3,450	4,145
Pool #253266 8.000% 5/01/30	4,775	5,711
Pool #537433 8.000% 5/01/30	2,502	3,013
Pool #253347 8.000% 6/01/30	6,195	7,421
Pool #544976 8.000% 7/01/30	446	532
Pool #535428 8.000% 8/01/30	6,359	7,611
Pool #543290 8.000% 9/01/30	58	70

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #547786 8.000% 9/01/30	$2,190	$2,582
Pool #550767 8.000% 9/01/30	3,929	4,720
Pool #553061 8.000% 9/01/30	12,348	14,652
Pool #253481 8.000% 10/01/30	6,329	7,594
Pool #535533 8.000% 10/01/30	5,464	6,546
Pool #560741 8.000% 11/01/30	2,798	3,371
Pool #253644 8.000% 2/01/31	2,961	3,553
Pool #581170 8.000% 5/01/31	1,461	1,733
Pool #583916 8.000% 5/01/31	1,977	2,381
Pool #593848 8.000% 7/01/31	953	1,145
Pool #190317 8.000% 8/01/31	34,286	41,015
Pool #545240 8.000% 9/01/31	3,346	4,011
Pool #541202 8.500% 8/01/26	8,961	10,172
Federal National Mortgage Association TBA
Pool #3348 2.500% 3/01/29 (b)	61,300,000	61,438,881
Pool #4241 3.000% 5/01/44 (b)	15,006,000	14,919,247
Pool #1963 3.500% 1/01/44 (b)	24,850,000	25,471,250
Pool #9174 4.000% 12/01/42 (b)	12,650,000	13,298,312
Pool #3534 4.500% 7/01/40 (b)	5,250,000	5,637,393
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	5,927,456	6,196,044
Pool #404246 6.500% 8/15/28	226	260
Pool #781038 6.500% 5/15/29	72,750	83,528
Pool #781468 6.500% 7/15/32	4,576	5,289
Pool #781496 6.500% 9/15/32	23,625	27,210
Pool #363066 7.000% 8/15/23	5,835	6,538
Pool #352049 7.000% 10/15/23	2,316	2,595

	Principal Amount	Value
Pool #354674 7.000% 10/15/23	$3,601	$3,988
Pool #358555 7.000% 10/15/23	1,142	1,278
Pool #345964 7.000% 11/15/23	1,341	1,485
Pool #380866 7.000% 3/15/24	946	1,057
Pool #781124 7.000% 12/15/29	8,560	9,994
Pool #781319 7.000% 7/15/31	162,793	190,272
Pool #565982 7.000% 7/15/32	14,972	17,662
Pool #581417 7.000% 7/15/32	64,606	75,866
Pool #588012 7.000% 7/15/32	19,126	22,532
Pool #187548 7.500% 4/15/17	473	477
Pool #203940 7.500% 4/15/17	795	797
Pool #201622 7.500% 5/15/17	1,677	1,689
Pool #192796 7.500% 6/15/17	452	456
Pool #357262 7.500% 9/15/23	1,520	1,718
Pool #441009 8.000% 11/15/26	982	1,155
Pool #522777 8.000% 12/15/29	5,756	6,900
Pool #434719 8.000% 2/15/30	95	115
Pool #523043 8.000% 3/15/30	303	364
Pool #529134 8.000% 3/15/30	1,764	2,142
Pool #477036 8.000% 4/15/30	708	860
Pool #503157 8.000% 4/15/30	15,210	18,474
Pool #528714 8.000% 4/15/30	1,861	2,262
Pool #544640 8.000% 11/15/30	17,811	21,712
Pool #531298 8.500% 8/15/30	1,189	1,427
Government National Mortgage Association II
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	971,520	1,008,514

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	$1,260,968	$1,301,034
Pool #784026 3.500% 12/20/44	3,487,655	3,631,793
Government National Mortgage Association II TBA Pool #307 2.500% 6/01/45 (b)	11,800,000	11,460,750

		263,976,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $288,684,837)		286,749,713

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds & Notes — 3.1%
U.S. Treasury Bond 2.500% 5/15/46	1,200,000	1,066,453
U.S. Treasury Bond (c)(d) 3.500% 2/15/39	4,400,000	4,810,180
U.S. Treasury Inflation Index 0.125% 7/15/26	11,898,884	11,506,233
U.S. Treasury Note 1.125% 9/30/21	15,000,000	14,468,554
U.S. Treasury Note 2.000% 11/15/26	2,900,000	2,790,797

		34,642,217

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,312,472)		34,642,217

TOTAL BONDS & NOTES (Cost $1,135,573,769)		1,134,693,607

TOTAL LONG-TERM INVESTMENTS (Cost $1,138,823,769)		1,137,965,707

SHORT-TERM INVESTMENTS — 15.1%
Commercial Paper — 14.6%
AGL Capital Corp. (a) 1.050% 1/10/17	8,000,000	7,998,052
American Express Credit Corp. 1.100% 2/27/17	10,000,000	9,984,480
The Bank of Nova Scotia (a) 1.230% 2/23/17	3,500,000	3,495,626
Becton Dickinson & Co. (a) 1.030% 2/08/17	6,000,000	5,993,447
Bell Canada (a) 1.150% 3/01/17	5,750,000	5,740,647
CenterPoint Energy, Inc. (a) 1.100% 2/07/17	4,250,000	4,245,488

	Principal Amount	Value
CenterPoint Energy, Inc. (a) 1.120% 2/14/17	$7,500,000	$7,490,388
Dominion Resources, Inc. (a) 1.275% 4/18/17	11,000,000	10,952,373
Enbridge (US), Inc. (a) 1.087% 1/17/17	3,000,000	2,998,735
FMC Technologies, Inc. (a) 1.150% 2/01/17	10,000,000	9,991,200
The Kroger Co. (a) 0.900% 1/03/17	7,000,000	6,999,403
Marriott International, Inc. (a) 1.168% 1/23/17	2,000,000	1,998,804
Molex Electronic Technologies (a) 1.130% 1/26/17	10,000,000	9,993,070
Molex Electronic Technologies (a) 1.140% 1/24/17	7,500,000	7,495,281
Molex Electronic Technologies (a) 1.150% 1/24/17	5,000,000	4,996,854
ONEOK Partners LP (a) 1.250% 1/09/17	6,500,000	6,498,568
ONEOK Partners LP (a) 1.250% 1/11/17	8,500,000	8,497,728
Sempra Energy Holdings (a) 0.940% 1/09/17	11,250,000	11,247,522
Sempra Energy Holdings (a) 0.980% 1/10/17	4,500,000	4,498,904
So.carolina El & Gas 1.060% 1/27/17	4,000,000	3,997,100
Spectra Energy Capital LLC (a) 1.014% 1/10/17	13,500,000	13,496,712
TELUS Corp. (a) 1.100% 2/10/17	10,000,000	9,988,450
Thermo Fisher Scientific, Inc. (a) 1.050% 1/20/17	5,000,000	4,997,460
United Healthcare Co. (a) 0.760% 1/03/17	1,750,000	1,749,857

		165,346,149

U.S. Treasury Bill — 0.5%
U.S. Treasury Bill (c) 0.000% 2/02/17	3,000,000	2,998,944
U.S. Treasury Bill (c) 0.000% 2/23/17	3,000,000	2,997,999

		5,996,943

TOTAL SHORT-TERM INVESTMENTS (Cost $171,332,635)		171,343,092

TOTAL INVESTMENTS — 116.0% (Cost $1,310,156,404) (e)		1,309,308,799

Other Assets/ (Liabilities) — (16.0)%		(180,152,170)

NET ASSETS — 100.0%		$1,129,156,629

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $522,970,043 or 46.32% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$807

TOTAL COMMON STOCK (Cost $2,032)		807

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	10,000	251,700

TOTAL PREFERRED STOCK (Cost $250,000)		251,700

TOTAL EQUITIES (Cost $252,032)		252,507

	Principal Amount
BONDS & NOTES — 97.2%

CORPORATE DEBT — 40.9%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	154,052
WPP Finance 2010 5.625% 11/15/43	225,000	240,361

		394,413

Aerospace & Defense — 0.7%
Harris Corp. 2.700% 4/27/20	90,000	89,901
Harris Corp. 3.832% 4/27/25	50,000	50,793
Moog, Inc. (c) 5.250% 12/01/22	600,000	612,000
Orbital ATK, Inc. 5.250% 10/01/21	435,000	451,802
Spirit AeroSystems, Inc. 3.850% 6/15/26	65,000	64,126
United Technologies Corp. 6.125% 7/15/38	105,000	133,570

		1,402,192

Agriculture — 0.7%
Altria Group, Inc. 2.850% 8/09/22	110,000	110,135
Altria Group, Inc. 4.250% 8/09/42	50,000	49,206

	Principal Amount	Value
Bunge Ltd. Finance Corp. 3.250% 8/15/26	$185,000	$177,651
Bunge Ltd. Finance Corp. 3.500% 11/24/20	50,000	50,891
Imperial Brands Finance PLC (c) 3.750% 7/21/22	510,000	523,551
Reynolds American, Inc. 4.450% 6/12/25	200,000	211,162
Reynolds American, Inc. 5.850% 8/15/45	150,000	177,619

		1,300,215

Airlines — 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	57,551	56,975
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	20,534	20,483
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	54,913	56,011
WestJet Airlines Ltd. (c) 3.500% 6/16/21	98,000	97,959

		231,428

Auto Manufacturers — 1.4%
Ford Motor Co. 6.500% 8/01/18	100,000	106,655
Ford Motor Co. 7.450% 7/16/31	200,000	251,009
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	201,125
Ford Motor Credit Co. LLC 2.943% 1/08/19	265,000	268,024
General Motors Co. 5.200% 4/01/45	225,000	216,880
General Motors Financial Co., Inc. 3.200% 7/06/21	945,000	937,116
General Motors Financial Co., Inc. 3.700% 5/09/23	360,000	354,235
General Motors Financial Co., Inc. 4.300% 7/13/25	200,000	198,398
Hyundai Capital America (c) 1.450% 2/06/17	145,000	145,025
Hyundai Capital America (c) 2.550% 2/06/19	80,000	80,468

		2,758,935

Automotive & Parts — 0.3%
Cooper Tire & Rubber Co. 8.000% 12/15/19	255,000	284,962

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Automotive Components Group SA (c) 9.125% 6/01/18	$9,000	$8,775
Meritor, Inc. 6.750% 6/15/21	185,000	189,163

		482,900

Banks — 3.6%
Associated Banc-Corp. 2.750% 11/15/19	310,000	310,796
Associated Banc-Corp. 4.250% 1/15/25	495,000	490,552
Bank of America Corp. 3.950% 4/21/25	315,000	313,579
Bank of America Corp. 4.183% 11/25/27	475,000	475,304
Bank of America Corp. 4.450% 3/03/26	190,000	195,802
Bank of America Corp. 5.650% 5/01/18	30,000	31,433
Bank of America Corp. 5.875% 2/07/42	55,000	66,476
Bank of America Corp. 7.625% 6/01/19	850,000	955,159
The Bank of Nova Scotia 4.500% 12/16/25	200,000	205,457
Commonwealth Bank of Australia (c) 4.500% 12/09/25	200,000	204,779
Discover Bank 3.450% 7/27/26	285,000	275,199
First Republic Bank 4.375% 8/01/46	560,000	508,931
The Goldman Sachs Group, Inc. 3.500% 11/16/26	245,000	239,361
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	304,981
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	240,000	242,400
HSBC Holdings PLC 2.950% 5/25/21	280,000	279,894
HSBC Holdings PLC 3.400% 3/08/21	200,000	203,376
HSBC Holdings PLC 6.500% 9/15/37	125,000	154,962
JP Morgan Chase & Co. 3.625% 12/01/27	450,000	436,584
JP Morgan Chase & Co. 3.875% 9/10/24	140,000	141,657
JP Morgan Chase & Co. 4.950% 6/01/45	270,000	287,903
Morgan Stanley 3.950% 4/23/27	200,000	197,982

	Principal Amount	Value
SVB Financial Group 3.500% 1/29/25	$295,000	$284,243
SVB Financial Group 5.375% 9/15/20	35,000	37,923
Valley National Bancorp 5.125% 9/27/23	110,000	114,050
Wells Fargo & Co. 4.600% 4/01/21	25,000	26,864

		6,985,647

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	365,000	370,544
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	375,974
Constellation Brands, Inc. 4.250% 5/01/23	97,000	100,578
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	33,369
JB y Cia SA de CV (c) 3.750% 5/13/25	350,000	332,969
Molson Coors Brewing Co. 4.200% 7/15/46	80,000	74,586

		1,288,020

Biotechnology — 0.4%
Amgen, Inc. 5.150% 11/15/41	175,000	185,001
Celgene Corp. 3.550% 8/15/22	420,000	430,748
Gilead Sciences, Inc. 4.750% 3/01/46	95,000	98,294

		714,043

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	95,000	103,917
Griffon Corp. 5.250% 3/01/22	162,000	164,147
Owens Corning, Inc. 4.200% 12/01/24	140,000	143,413

		411,477

Chemicals — 1.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP (c) 3.400% 12/01/26	280,000	279,525
Cytec Industries, Inc. 3.500% 4/01/23	30,000	28,852
Cytec Industries, Inc. 8.950% 7/01/17	88,000	90,523
The Dow Chemical Co. 8.550% 5/15/19	100,000	114,608

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	$50,000	$53,791
LYB International Finance BV 5.250% 7/15/43	250,000	268,784
Methanex Corp. 5.250% 3/01/22	40,000	41,253
Monsanto Co. 4.400% 7/15/44	100,000	96,650
RPM International, Inc. 6.125% 10/15/19	650,000	713,808
RPM International, Inc. 6.500% 2/15/18	75,000	78,603
Valspar Corp. 7.250% 6/15/19	150,000	165,632

		1,932,029

Commercial Services — 1.1%
The ADT Corp. 6.250% 10/15/21	750,000	813,750
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,313
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	75,155
ERAC USA Finance LLC (c) 4.200% 11/01/46	505,000	461,481
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	63,353
Leidos Holdings, Inc. 4.450% 12/01/20	350,000	360,535
S&P Global, Inc. 3.300% 8/14/20	240,000	244,701
S&P Global, Inc. 4.000% 6/15/25	160,000	164,381

		2,208,669

Computers — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c) 4.420% 6/15/21	320,000	331,118

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	45,513
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	45,855
Ingram Micro, Inc. 5.450% 12/15/24	335,000	315,231

		406,599

Diversified Financial — 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.750% 5/15/19	343,000	349,431
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	400,000	412,000

	Principal Amount	Value
Affiliated Managers Group, Inc. 4.250% 2/15/24	$245,000	$246,279
Air Lease Corp. 2.625% 9/04/18	450,000	453,138
Air Lease Corp. 3.375% 1/15/19	175,000	177,967
Air Lease Corp. 3.375% 6/01/21	225,000	228,117
Air Lease Corp. 3.875% 4/01/21	125,000	128,426
Air Lease Corp. 5.625% 4/01/17	40,000	40,350
Ally Financial, Inc. 5.125% 9/30/24	495,000	503,662
Ally Financial, Inc. 8.000% 11/01/31	500,000	579,960
Ares Finance Co. LLC (c) 4.000% 10/08/24	225,000	208,148
Brookfield Finance, Inc. 4.250% 6/02/26	430,000	425,915
Citigroup, Inc. 3.875% 3/26/25	440,000	437,096
Citigroup, Inc. 4.600% 3/09/26	345,000	356,586
Citigroup, Inc. 5.875% 1/30/42	75,000	88,858
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	254,000	266,168
General Electric Capital Corp. 6.875% 1/10/39	72,000	101,516
The Goldman Sachs Group, Inc. 5.950% 1/15/27	405,000	461,568
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	43,385
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	49,394
Guanay Finance Ltd. (c) 6.000% 12/15/20	205,772	207,829
Hyundai Capital America (c) 2.875% 8/09/18	60,000	60,699
International Lease Finance Corp. 5.875% 4/01/19	341,000	362,135
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	188,725
Lazard Group LLC 3.625% 3/01/27	355,000	336,407
Lazard Group LLC 4.250% 11/14/20	915,000	957,784
Legg Mason, Inc. 4.750% 3/15/26	95,000	98,331
Legg Mason, Inc. 5.625% 1/15/44	125,000	121,725

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch & Co., Inc. 7.750% 5/14/38	$125,000	$172,101
Morgan Stanley 4.350% 9/08/26	80,000	81,980
Morgan Stanley 5.750% 1/25/21	60,000	66,575
Morgan Stanley 6.625% 4/01/18	600,000	634,517

		8,846,772

Electric — 1.3%
Appalachian Power Co. 3.400% 6/01/25	120,000	121,527
Berkshire Hathaway Energy 5.950% 5/15/37	120,000	147,003
Duke Energy Corp. 3.750% 9/01/46	175,000	157,536
Elwood Energy LLC 8.159% 7/05/26	256,408	287,176
Entergy Louisiana LLC 4.950% 1/15/45	110,000	112,913
Indianapolis Power & Light Co. (c) 4.050% 5/01/46	110,000	103,819
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	295,075
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	266,064
Metropolitan Edison Co. (c) 4.000% 4/15/25	105,000	105,708
NiSource Finance Corp. 4.800% 2/15/44	90,000	94,751
Pennsylvania Electric Co. (c) 4.150% 4/15/25	150,000	151,122
PPL Capital Funding, Inc. 5.000% 3/15/44	90,000	95,176
Puget Energy, Inc. 3.650% 5/15/25	100,000	98,552
Puget Sound Energy, Inc. 4.300% 5/20/45	210,000	218,291
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	22,392	22,663
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	200,984

		2,478,360

Electrical Components & Equipment — 0.2%
Legrand France SA 8.500% 2/15/25	250,000	322,558

Electronics — 0.3%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	75,106

	Principal Amount	Value
Avnet, Inc. 3.750% 12/01/21	$45,000	$45,278
Avnet, Inc. 4.875% 12/01/22	67,000	69,661
FLIR Systems, Inc. 3.125% 6/15/21	180,000	180,476
Jabil Circuit, Inc. 8.250% 3/15/18	45,000	48,198
PerkinElmer, Inc. 5.000% 11/15/21	125,000	135,034

		553,753

Engineering & Construction — 0.2%
SBA Tower Trust (c) 2.877% 7/15/21	180,000	178,466
SBA Tower Trust (c) 3.156% 10/15/20	180,000	181,008
Zachry Holdings, Inc. (c) 7.500% 2/01/20	56,000	57,470

		416,944

Entertainment — 0.1%
National CineMedia LLC 5.750% 8/15/26	109,000	110,635

Food Services — 0.5%
Aramark Services, Inc. (c) 4.750% 6/01/26	1,000,000	990,000

Foods — 0.2%
Kraft Heinz Foods Co. 3.000% 6/01/26	170,000	159,602
Tyson Foods, Inc. 2.650% 8/15/19	45,000	45,429
Tyson Foods, Inc. 4.500% 6/15/22	150,000	159,619
Tyson Foods, Inc. 4.875% 8/15/34	65,000	66,238
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,313

		466,201

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	208,068
International Paper Co. 4.750% 2/15/22	75,000	81,129
International Paper Co. 9.375% 5/15/19	110,000	127,745

		416,942

Health Care – Products — 0.5%
Abbott Laboratories 2.900% 11/30/21	210,000	209,401
Abbott Laboratories 3.750% 11/30/26	130,000	129,102

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Abbott Laboratories 4.900% 11/30/46	$120,000	$123,160
Becton Dickinson & Co. 4.685% 12/15/44	125,000	129,493
St. Jude Medical, Inc. 2.800% 9/15/20	280,000	281,571

		872,727

Health Care – Services — 1.3%
Aetna, Inc. 2.400% 6/15/21	250,000	248,868
Aetna, Inc. 3.200% 6/15/26	300,000	296,781
Aetna, Inc. 4.375% 6/15/46	70,000	70,290
HCA, Inc. 4.500% 2/15/27	493,000	484,373
HCA, Inc. 5.250% 4/15/25	800,000	835,000
HCA, Inc. 5.375% 2/01/25	350,000	350,875
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	67,076
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	82,778
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	102,060

		2,538,101

Home Builders — 0.3%
PulteGroup, Inc. 5.000% 1/15/27	198,000	188,100
PulteGroup, Inc. 5.500% 3/01/26	441,000	437,693

		625,793

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	50,000	51,066
Whirlpool Corp. 5.150% 3/01/43	20,000	21,338

		72,404

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	30,000	29,278

Housewares — 0.3%
Newell Brands, Inc. 3.850% 4/01/23	310,000	321,565
Newell Brands, Inc. 3.900% 11/01/25	115,000	116,054
Toro Co. 7.800% 6/15/27	170,000	206,514

		644,133

	Principal Amount	Value
Insurance — 2.1%
The Allstate Corp. 5.550% 5/09/35	$50,000	$58,766
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	790,000	816,781
American International Group, Inc. 3.900% 4/01/26	135,000	137,374
Arch Capital Finance LLC 4.011% 12/15/26	160,000	162,303
Arch Capital Finance LLC 5.031% 12/15/46	75,000	78,629
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	84,466
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	45,310
Brown & Brown, Inc. 4.200% 9/15/24	85,000	85,628
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	534,331
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	105,722
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	45,020
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	177,806
MetLife Capital Trust IV (c) 7.875% 12/15/37	150,000	180,825
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	59,000	58,302
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	110,000	114,262
Prudential Financial, Inc. 6.200% 11/15/40	125,000	152,753
Reinsurance Group of America, Inc. 3.950% 9/15/26	315,000	311,639
Reinsurance Group of America, Inc. 4.700% 9/15/23	95,000	100,733
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	102,662
Trinity Acquisition PLC 4.400% 3/15/26	65,000	65,797
Unum Group 3.000% 5/15/21	145,000	144,576
USF&G Capital I (c) 8.500% 12/15/45	95,000	120,450
Willis North America, Inc. 7.000% 9/29/19	43,000	47,841
XLIT Ltd. 4.450% 3/31/25	75,000	74,368

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
XLIT Ltd. 5.500% 3/31/45	$200,000	$189,773

		3,996,117

Internet — 0.7%
Baidu, Inc. 2.250% 11/28/17	200,000	200,482
Expedia, Inc. 5.000% 2/15/26	280,000	288,654
Expedia, Inc. 7.456% 8/15/18	320,000	346,095
Netflix, Inc. (c) 4.375% 11/15/26	440,000	426,800

		1,262,031

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	205,000	207,865
FS Investment Corp. 4.000% 7/15/19	200,000	200,515

		408,380

Iron & Steel — 0.2%
Glencore Funding LLC (c) 4.000% 4/16/25	155,000	151,900
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	65,395
Vale Overseas Ltd. 6.875% 11/21/36	100,000	98,500

		315,795

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,201

Lodging — 0.7%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	39,449
MGM Resorts International 4.625% 9/01/26	534,000	513,975
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	60,060
Wyndham Worldwide Corp. 5.625% 3/01/21	650,000	712,708

		1,326,192

Machinery – Diversified — 0.1%
Roper Technologies, Inc. 3.125% 11/15/22	100,000	100,078
Xylem, Inc. 3.250% 11/01/26	60,000	58,263
Xylem, Inc. 4.875% 10/01/21	100,000	107,957

		266,298

	Principal Amount	Value
Manufacturing — 0.2%
Carlisle Cos., Inc. 3.750% 11/15/22	$85,000	$84,511
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	200,000	210,000
Textron, Inc. 4.300% 3/01/24	120,000	124,472

		418,983

Media — 2.9%
21st Century Fox America, Co. 6.900% 8/15/39	125,000	156,969
Altice Financing SA (c) 6.625% 2/15/23	200,000	205,500
CBS Corp. 7.875% 7/30/30	100,000	135,259
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	600,000	627,000
Comcast Corp. 3.400% 7/15/46	160,000	139,730
Discovery Communications LLC 4.875% 4/01/43	200,000	184,819
DISH DBS Corp. 5.875% 11/15/24	1,000,000	1,029,000
SFR Group SA (c) 6.250% 5/15/24	800,000	804,000
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	1,000,000	995,000
TEGNA, Inc. 5.125% 7/15/20	500,000	518,750
Time Warner Cable, Inc. 4.500% 9/15/42	420,000	380,375
Time Warner Cable, Inc. 5.500% 9/01/41	240,000	243,987
Viacom, Inc. 2.250% 2/04/22	125,000	117,468

		5,537,857

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 3.375% 10/01/21	675,000	655,347
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,296
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	14,359

		680,002

Oil & Gas — 2.2%
Anadarko Petroleum Corp. 5.550% 3/15/26	150,000	167,889
Citgo Holding, Inc. (c) 10.750% 2/15/20	500,000	536,250
Diamond Offshore Drilling, Inc. 5.875% 5/01/19	175,000	181,519

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	$150,000	$138,280
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	35,000	36,165
Jupiter Resources, Inc. (c) 8.500% 10/01/22	225,000	194,062
Murphy Oil USA, Inc. 6.000% 8/15/23	175,000	182,437
Nabors Industries, Inc. (c) 5.500% 1/15/23	60,000	62,475
Newfield Exploration Co. 5.375% 1/01/26	1,000,000	1,019,600
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	568,875
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	49,343
Petroleos Mexicanos 3.125% 1/23/19	25,000	24,788
Petroleos Mexicanos 5.500% 1/21/21	375,000	385,781
Petroleos Mexicanos 6.375% 1/23/45	35,000	31,850
Petroleos Mexicanos (c) 6.500% 3/13/27	65,000	67,047
Phillips 66 4.650% 11/15/34	225,000	234,207
Phillips 66 5.875% 5/01/42	75,000	88,804
Pioneer Natural Resources Co. 4.450% 1/15/26	65,000	68,872
Rowan Cos., Inc. 4.875% 6/01/22	151,000	142,695

		4,180,939

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp. (c) 4.000% 12/21/25	205,000	214,838

Packaging & Containers — 0.1%
Brambles USA, Inc. (c) 4.125% 10/23/25	90,000	91,627
Brambles USA, Inc., Series A (c) 5.350% 4/01/20	35,000	37,741
Sonoco Products Co. 4.375% 11/01/21	100,000	105,413

		234,781

Pharmaceuticals — 2.0%
AbbVie, Inc. 3.200% 5/14/26	215,000	204,557
AbbVie, Inc. 3.600% 5/14/25	160,000	158,478

	Principal Amount	Value
AbbVie, Inc. 4.400% 11/06/42	$50,000	$47,037
AbbVie, Inc. 4.500% 5/14/35	210,000	206,331
Actavis Funding SCS 3.450% 3/15/22	370,000	375,553
AstraZeneca PLC 6.450% 9/15/37	250,000	323,422
Baxalta, Inc. 3.600% 6/23/22	40,000	40,306
Baxalta, Inc. 4.000% 6/23/25	80,000	80,234
Express Scripts Holding Co. 3.000% 7/15/23	435,000	421,086
Express Scripts Holding Co. 3.300% 2/25/21	40,000	40,751
Express Scripts Holding Co. 4.800% 7/15/46	185,000	177,124
McKesson Corp. 1.292% 3/10/17	40,000	40,010
McKesson Corp. 2.284% 3/15/19	45,000	45,168
McKesson Corp. 4.883% 3/15/44	70,000	71,208
Mylan NV (c) 3.950% 6/15/26	495,000	463,245
Mylan NV (c) 5.250% 6/15/46	250,000	230,573
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	715,000	679,570
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	85,000	72,833
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	172,375
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	113,000	84,891

		3,934,752

Pipelines — 1.5%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	183,613
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	169,715
Energy Transfer Equity LP 7.500% 10/15/20	100,000	111,500
Energy Transfer Partners LP 4.150% 10/01/20	60,000	62,132
Energy Transfer Partners LP 4.750% 1/15/26	200,000	206,768
EnLink Midstream Partners LP 4.850% 7/15/26	70,000	70,611

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Products Operating Co. 5.950% 2/01/41	$135,000	$152,402
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	93,146
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,400
Kinder Morgan, Inc. 3.050% 12/01/19	250,000	253,589
MPLX LP 4.875% 6/01/25	500,000	514,074
Phillips 66 Partners LP 4.900% 10/01/46	90,000	86,426
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	215,000	218,106
Sabine Pass Liquefaction LLC 5.625% 3/01/25	638,000	682,660
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c) 5.500% 9/15/24	102,000	101,235

		2,923,377

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp. 3.450% 9/15/21	225,000	227,911
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	310,117
CubeSmart LP 3.125% 9/01/26	305,000	287,443
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	60,902
DDR Corp. 4.750% 4/15/18	275,000	282,827
Digital Realty Trust LP 3.400% 10/01/20	140,000	142,410
Digital Realty Trust LP 3.950% 7/01/22	240,000	246,621
Federal Realty Investment Trust 5.900% 4/01/20	25,000	27,628
Highwoods Realty LP 7.500% 4/15/18	110,000	117,358
Host Hotels & Resorts LP 4.000% 6/15/25	160,000	157,587
Liberty Property LP 3.375% 6/15/23	50,000	49,716
ProLogis LP 2.750% 2/15/19	35,000	35,507
ProLogis LP 3.350% 2/01/21	165,000	169,792
Weingarten Realty Investors 3.250% 8/15/26	75,000	70,754

		2,186,573

	Principal Amount	Value
Retail — 2.5%
Advance Auto Parts, Inc. 4.500% 12/01/23	$455,000	$470,490
Bed Bath & Beyond, Inc. 3.749% 8/01/24	30,000	30,291
Bed Bath & Beyond, Inc. 5.165% 8/01/44	75,000	68,256
CVS Health Corp. 2.875% 6/01/26	360,000	343,140
CVS Health Corp. 3.500% 7/20/22	380,000	390,448
CVS Health Corp. 6.125% 9/15/39	25,000	30,606
CVS Pass-Through Trust (c) 5.926% 1/10/34	218,404	249,488
CVS Pass-Through Trust (c) 7.507% 1/10/32	16,723	20,362
Dollar Tree, Inc. 5.750% 3/01/23	1,000,000	1,058,820
El Puerto de Liverpool SAB de CV (c) 3.950% 10/02/24	280,000	266,000
The Home Depot, Inc. 5.950% 4/01/41	100,000	127,127
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	241,549
O’Reilly Automotive, Inc. 3.550% 3/15/26	100,000	99,346
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	493,750
Tiffany & Co. 4.900% 10/01/44	105,000	97,910
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	253,596
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	185,000	187,454
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	245,000	249,355
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	95,000	97,642

		4,775,630

Semiconductors — 0.7%
Lam Research Corp. 3.800% 3/15/25	145,000	145,158
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	111,650
NXP BV/NXP Funding LLC (c) 4.625% 6/01/23	1,000,000	1,050,000

		1,306,808

Software — 0.3%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	160,000	154,403

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	$45,000	$47,183
Oracle Corp. 5.375% 7/15/40	250,000	290,528

		492,114

Telecommunications — 1.1%
AT&T, Inc. 3.400% 5/15/25	270,000	260,232
AT&T, Inc. 6.550% 2/15/39	175,000	202,600
Embarq Corp. 7.995% 6/01/36	45,000	42,188
Hughes Satellite Systems Corp. (c) 6.625% 8/01/26	444,000	446,220
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	88,708
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	225,798
Verizon Communications, Inc. 2.625% 2/21/20	115,000	116,103
Verizon Communications, Inc. 5.012% 8/21/54	77,000	76,597
Verizon Communications, Inc. 5.150% 9/15/23	95,000	105,046
Verizon Communications, Inc. 6.550% 9/15/43	479,000	598,260

		2,161,752

Transportation — 0.5%
Asciano Finance (c) 4.625% 9/23/20	45,000	46,557
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	146,228
OPE KAG Finance Sub, Inc. (c) 7.875% 7/31/23	720,000	727,200
Ryder System, Inc. 2.550% 6/01/19	30,000	30,226

		950,211

Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (c) 2.875% 9/17/18	280,000	283,500
GATX Corp. 4.750% 6/15/22	125,000	134,535
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 6/15/19	145,000	145,351
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.375% 2/01/22	320,000	322,707

		886,093

TOTAL CORPORATE DEBT (Cost $77,752,405)		78,742,010

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.2%
State of California BAB 7.550% 4/01/39	$125,000	$184,956
State of California BAB 7.600% 11/01/40	150,000	225,942

		410,898

TOTAL MUNICIPAL OBLIGATIONS (Cost $353,697)		410,898

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.9%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	204,048	208,540
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (c) 2.239% 10/20/20	110,000	110,000

		318,540

Automobile ABS — 1.6%
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (c) 2.370% 5/12/20	89,094	89,296
CFC LLC, Series 2014-2A, Class A (c) 1.440% 11/16/20	33,294	33,255
CPS Auto Trust, Series 2014-A, Class A (c) 1.210% 8/15/18	3,725	3,723
CPS Auto Trust, Series 2014-C, Class A (c) 1.310% 2/15/19	42,100	42,049
Drive Auto Receivables Trust, Series 2016-BA, Class B (c) 2.560% 6/15/20	140,000	140,547
Drive Auto Receivables Trust, Series 2016-AA, Class B (c) 3.170% 5/15/20	260,000	261,758
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (c) 1.320% 1/15/19	2,889	2,888
Flagship Credit Auto Trust, Series 2016-4, Class C (c) 2.710% 11/15/22	300,000	296,534
Flagship Credit Auto Trust, Series 2016-2, Class A2 (c) 3.050% 8/16/21	500,000	502,543
GLS Auto Receivables Trust, Series 2015-1A, Class A (c) 2.250% 12/15/20	56,992	56,901
Oscar US Funding Trust II, Series 2015-1A, Class A4 (c) 2.440% 6/15/22	320,000	315,128

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (c) 2.404% 7/15/20	$211,533	$211,600
Oscar US Funding Trust V, Series 2016-2A, Class A4 (c) 2.990% 12/15/23	600,000	588,074
Santander Drive Auto Receivables Trust, Series 2015-3, Class C 2.740% 1/15/21	200,000	201,155
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	280,000	283,377

		3,028,828

Commercial MBS — 2.3%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.549% 6/10/49	115,015	115,561
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.814% 2/10/51	95,000	96,762
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.235% 2/10/51	295,612	303,600
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.278% 2/10/51	100,000	103,072
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	532,367	541,441
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	133,303	135,689
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.887% 6/11/50	200,000	203,870
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	115,000	118,329
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	152,000	159,980
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	104,267

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4, VRN 4.236% 2/10/47	$110,000	$118,725
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.256% 5/10/48	110,000	98,052
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	101,780
DBRR Trust, Series 2013-EZ3, Class A, VRN (c) 1.636% 12/18/49	7,161	7,154
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.758% 7/10/38	157,197	157,240
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	115,000	118,647
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	170,000	170,000
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	3,019	3,010
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	15,477	15,498
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	115,431
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	361,533	362,531
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	110,000	110,623
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 5.969% 2/15/51	61,064	61,446
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.969% 2/15/51	500,000	505,499
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, VRN 3.848% 5/15/48	140,000	133,285
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	114,718
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C, VRN 4.897% 8/15/45	100,000	103,469

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (c) 5.673% 11/15/44	$170,000	$182,619
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (c) 5.673% 11/15/44	115,000	120,294

		4,482,592

Home Equity ABS — 0.8%
Accredited Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.040% 9/25/35	80,353	79,829
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.491% 8/25/35	144,106	144,285
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3, 1 mo. USD LIBOR + .705%, FRN 1.461% 4/25/35	21,608	21,580
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 1.236% 12/25/35	252,607	252,614
Conseco Finance Corp., Series 2002-A, Class M1, 1 mo. LIBOR + 1.850%, FRN 2.554% 4/15/32	54,660	54,878
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.216% 9/25/34	54,572	54,318
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.656% 2/25/35	193,391	174,080
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (c) 0.996% 10/25/34	146,469	145,937
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.996% 1/25/36	31,149	30,956
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.976% 10/25/35	68,619	68,728
MASTR Asset Backed Securities Trust, Series 2005, Class M1, 1 mo. USD LIBOR + .720%, FRN 1.476% 12/25/34	99,504	94,368

	Principal Amount	Value
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.476% 3/25/35	$82,934	$82,930
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.604% 10/25/28	4	4
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 1.126% 1/25/36	81,381	81,080
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 0.966% 12/25/35	108,807	108,669
Option One Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .470%, FRN 1.226% 8/25/35	43,317	43,311
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.016% 9/25/35	13,257	13,273
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 0.996% 11/25/35	24,734	24,630

		1,475,470

Other ABS — 18.6%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (c) 3.260% 9/15/72	91,964	86,216
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.309% 1/25/35	88,064	87,812
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.334% 10/15/28	390,000	391,161
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (c) 2.343% 10/15/28	670,000	671,524
Alterna Funding I LLC, Series 2014-1A, Class NOTE (c) 1.639% 2/15/21	44,333	43,087
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (c) 2.203% 10/20/28	250,000	250,038

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (c) 4.277% 9/05/44	$230,000	$227,548
Arbys Funding LLC, Series 2015-1A, Class A2 (c) 4.969% 10/30/45	267,300	270,140
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.484% 10/25/34	483,306	462,248
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.454% 12/15/42	114,311	111,054
AVANT Loans Funding Trust, Series 2016-B, Class A (c) 3.920% 8/15/19	63,868	64,094
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (c) 2.340% 7/17/26	250,000	250,002
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (c) 2.282% 1/18/25	250,000	250,003
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.331% 8/05/27	445,000	445,485
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (c) 2.320% 7/15/26	250,000	250,020
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.360% 1/15/26	250,000	250,076
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (c) 2.312% 7/18/27	305,000	305,728
BlueVirgo Trust, Series 2015-1A, Class NOTE (c) 3.000% 12/15/22	316,727	320,069
CAN Capital Funding LLC, Series 2014-1A, Class A (c) 3.117% 4/15/20	97,816	97,077
Capital Automotive REIT, Series 2014-1A, Class A (c) 3.660% 10/15/44	100,000	96,672
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1, 3 mo. USD LIBOR + 1.470%, FRN (c) 2.350% 10/15/25	600,000	600,217

	Principal Amount	Value
Citi Held For Asset Issuance, Series 2015-PM1, Class A (c) 1.850% 12/15/21	$5,872	$5,869
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (c) 0.956% 11/25/45	15,223	15,227
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 1 mo. USD LIBOR + ..150%, FRN 0.906% 8/25/36	69,870	69,006
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	419,969	416,785
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	78,091	74,548
CLI Funding VI LLC, Series 2016-1A, Class A (c) 4.210% 2/18/41	534,223	505,209
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (c) 2.820% 3/15/21	19,989	20,112
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (c) 1.056% 7/25/36	81,607	81,443
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + .670%, FRN 1.254% 10/25/35	440,000	411,739
DB Master Finance LLC, Series 2015-1A, Class A2I (c) 3.262% 2/20/45	510,900	513,750
DB Master Finance LLC, Series 2015-1A, Class A2II (c) 3.980% 2/20/45	393,000	398,896
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	81,474	80,907
Diamond Resorts Owner Trust, Series 2015-1, Class A (c) 2.730% 7/20/27	152,227	151,304
Diamond Resorts Owner Trust, Series 2016-1, Class B (c) 3.370% 11/20/28	1,064,895	1,058,397
Diamond Resorts Owner Trust, Series 2015-2, Class B (c) 3.540% 5/22/28	116,566	116,683
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (c) 3.484% 10/25/45	415,800	409,360

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (c) 4.474% 10/25/45	$613,800	$583,838
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (c) 3.550% 11/25/39	204,684	187,307
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (c) 5.800% 7/15/24	27,564	27,815
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (c) 2.232% 4/18/26	370,000	370,016
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.330% 7/15/26	500,000	500,943
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (c) 2.730% 4/25/28	361,132	354,232
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class B (c) 3.220% 4/25/28	220,202	216,028
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (c) 2.707% 2/19/45	73,726	71,426
Element Rail Leasing II LLC, Series 2015-1A, Class A2 (c) 3.585% 2/19/45	160,000	155,645
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (c) 3.968% 3/19/46	196,276	196,796
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	207,253	207,262
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720%, FRN 1.476% 6/25/35	107,647	107,794
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.331% 7/20/27	340,000	340,440
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (c) 2.032% 4/25/25	365,000	364,719
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.328% 4/19/26	550,000	550,021
Goodgreen Trust, Series 2016-1A, Class A (c) 3.230% 10/15/52	489,709	489,603

	Principal Amount	Value
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (c) 3.095% 10/15/48	$340,000	$340,000
Hercules Capital Funding Trust, Series 2014-1A, Class A (c) 3.524% 4/16/21	211,147	211,477
HERO Funding Trust, Series 2016-3A, Class A1 (c) 3.080% 9/20/42	299,328	295,023
HERO Funding Trust, Series 2016-4A, Class A1 (c) 3.570% 9/20/47	220,000	219,294
HERO Funding Trust, Series 2016-4A, Class A2 (c) 4.290% 9/20/47	490,000	492,068
Hilton Grand Vacations Trust, Series 2014-AA, Class A (c) 1.770% 11/25/26	65,163	63,960
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	81,810	81,456
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.332% 1/18/26	250,000	250,047
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (c) 3.870% 3/15/58	88,351	86,573
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230%, FRN 0.986% 7/25/36	140,811	138,473
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (c) 4.300% 1/15/42	470,000	462,565
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (c) 2.380% 7/15/26	250,000	250,069
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (c) 2.506% 10/20/29	480,000	479,996
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.551% 2/25/35	119,304	118,586
Madison Park Funding Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.382% 10/25/29	250,000	250,554
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (c) 2.381% 7/20/26	250,000	250,067

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.331% 7/20/26	$280,000	$280,058
Marlette Funding Trust, Series 2016-1A, Class A (c) 3.060% 1/17/23	757,984	757,274
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3, 1 mo. USD LIBOR + .705%, FRN 1.461% 4/25/36	27,139	27,065
Miramax LLC, Series 2014-1A, Class A2 (c) 3.340% 7/20/26	336,312	334,446
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.506% 7/25/35	18,744	18,931
MVW Owner Trust, Series 2013-1A, Class A (c) 2.150% 4/22/30	69,561	68,926
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (c) 1.558% 7/20/18	36,949	36,926
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (c) 3.610% 2/20/21	255,896	255,768
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (c) 2.575% 10/15/49	1,800,000	1,778,646
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (c) 2.080% 1/15/25	250,000	249,906
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (c) 2.833% 10/16/51	1,700,000	1,655,085
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (c) 3.107% 12/15/50	470,000	458,998
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (c) 2.001% 4/20/25	225,000	224,782
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (c) 2.132% 7/23/25	200,000	199,914
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (c) 2.347% 8/15/29	480,000	479,998

	Principal Amount	Value
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (c) 4.210% 5/17/20	$120,000	$118,480
OneMain Financial Issuance Trust, Series 2014-2A, Class A (c) 2.470% 9/18/24	72,879	72,938
Orange Lake Timeshare Trust, Series 2014-AA, Class A (c) 2.290% 7/09/29	45,456	44,771
Orange Lake Timeshare Trust, Series 2016-A, Class B (c) 2.910% 3/08/29	247,483	244,682
Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1 mo. USD LIBOR + .930%, FRN 1.686% 3/25/36	48,192	48,221
Oxford Finance Funding Trust, Series 2014-1A, Class A (c) 3.475% 12/15/22	234,432	234,449
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .500%, FRN 1.256% 7/25/35	82,400	82,185
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480%, FRN 1.236% 8/25/35	100,000	98,057
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280%, FRN 1.036% 5/25/36	96,980	96,552
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (c) 0.834% 2/25/37	64,583	64,159
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (c) 2.161% 2/20/25	250,000	249,879
Seneca Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.360% 7/17/26	250,000	250,045
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (c) 2.580% 9/20/32	126,824	125,109
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	9,819	9,819
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (c) 3.080% 9/20/32	55,802	54,895
Sierra Receivables Funding Co. LLC, Series 2016-1A, Class B (c) 3.670% 3/21/33	157,556	156,801

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (c) 3.020% 6/20/32	$75,774	$74,592
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (c) 3.050% 12/26/25	376,759	375,267
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (c) 3.060% 9/25/28	1,850,000	1,846,524
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (c) 3.260% 8/25/25	861,611	862,713
SoFi Consumer Loan Program LLC, Series 2016-3, Class B, VRN (c) 4.490% 12/26/25	220,000	217,465
SoFi Consumer Loan Program LLC, Series 2016-5, Class B, VRN (c) 4.550% 9/25/28	200,000	196,073
SoFi Consumer Loan Program LLC, Series 2016-2A, Class B, VRN (c) 4.770% 10/27/25	350,000	338,718
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.206% 6/25/36	60,000	59,790
Spirit Master Funding LLC, Series 2014-4A, Class A1 (c) 3.501% 1/20/45	110,000	106,894
SpringCastle America Funding LLC, Series 2016-AA, Class A (c) 3.050% 4/25/29	404,750	406,774
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (c) 2.750% 11/15/49	710,000	706,435
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (c) 2.920% 7/15/47	170,000	170,135
Store Master Funding LLC, Series 2013-3A, Class A1 (c) 4.240% 11/20/43	114,245	113,720
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.330% 10/17/26	300,000	300,077
Taco Bell Funding LLC, Series 2016-1A, Class A2I (c) 3.832% 5/25/46	478,800	481,866
Taco Bell Funding LLC, Series 2016-1A, Class A23 (c) 4.970% 5/25/46	438,900	444,816
TAL Advantage LLC, Series 2014-2A, Class A1 (c) 1.700% 5/20/39	91,969	90,774

	Principal Amount	Value
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.399% 10/13/29	$320,000	$320,979
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	39,709	39,511
VSE VOI Mortgage LLC, Series 2016-A, Class B (c) 2.740% 7/20/33	128,829	127,006
Wendys Funding LLC, Series 2015-1A, Class A2I (c) 3.371% 6/15/45	370,313	373,652
Wendys Funding LLC, Series 2015-1A, Class A2II (c) 4.080% 6/15/45	325,875	320,161
Wendys Funding LLC, Series 2015-1A, Class A23 (c) 4.497% 6/15/45	345,625	327,820
Westgate Resorts LLC, Series 2014-1A, Class A (c) 2.150% 12/20/26	120,587	118,612

		35,771,738

Student Loans ABS — 6.3%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (c) 1.856% 12/27/44	470,000	452,529
Access Group, Inc., Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 1.380% 8/25/37	371,820	332,493
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.674% 7/01/38	39,373	38,763
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.256% 7/25/58	130,000	107,637
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (c) 2.500% 1/25/30	326,513	304,042
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (c) 2.492% 10/27/31	161,439	164,514
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (c) 2.890% 6/25/40	308,486	298,960
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (c) 3.060% 7/25/31	170,405	165,416

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (c) 3.070% 10/25/44	$899,274	$899,274
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (c) 2.720% 1/25/41	385,566	379,321
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (c) 2.806% 2/26/35	457,645	457,645
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (c) 2.106% 7/26/66	640,644	638,754
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.450% 6/15/43	350,000	347,094
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.943% 6/15/43	100,000	99,556
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.186% 10/28/41	8,305	8,287
KeyCorp Student Loan Trust, Series 2004-A, Class 2B, 3 mo. USD LIBOR + .530%, FRN 1.416% 1/27/42	100,000	99,625
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .720%, FRN 1.650% 11/25/36	66,742	64,224
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (c) 2.056% 3/25/66	2,140,000	2,140,018
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.370% 12/26/40	250,000	249,925
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (c) 3.600% 12/26/40	280,000	279,673
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.247% 6/25/41	199,309	167,663
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 1.404% 3/22/32	150,000	135,923

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (c) 1.756% 11/25/36	$200,000	$172,162
Nelnet Student Loan Trust, Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (c) 1.756% 6/25/42	150,000	132,414
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.256% 6/25/41	100,000	87,796
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.256% 10/25/47	240,000	213,782
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.256% 5/26/54	100,000	87,661
Pennsylvania Higher Education Assistance Agency, Series 2015-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.256% 4/25/45	130,000	113,151
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (c) 1.505% 11/25/65	640,000	639,919
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.330% 7/15/36	190,000	172,049
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.032% 4/25/40	168,953	141,828
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.092% 10/25/40	200,009	172,437
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.182% 1/25/41	124,877	106,547
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.352% 10/25/64	166,078	143,539
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.256% 6/25/43	110,000	95,865

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2013-1, Class B, ABS, FRN, 1 mo. USD LIBOR + 1.800%, FRN 2.556% 11/25/70	$381,000	$368,667
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.950% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 3.030% 3/15/28	200,000	200,000
SMB Private Education Loan Trust, Series 2016-B, Class A2A (c) 2.430% 2/17/32	228,000	221,455
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (c) 2.490% 1/25/36	250,000	247,758
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.506% 8/25/36	138,019	142,086
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (c) 2.740% 10/25/32	300,000	299,114
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (c) 3.020% 10/25/27	58,875	59,735
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.117% 8/01/35	400,000	344,121
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%, FRN 2.256% 1/25/36	173,760	166,663

		12,210,085

WL Collateral CMO — 0.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.296% 8/25/34	44,378	43,783
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 2.935% 2/25/34	10,494	10,368
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.294% 9/25/33	4,399	4,163
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	7,444	7,493
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.936% 8/25/34	36,116	32,674

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 1.006% 8/25/36	$4,316	$4,308
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.137% 7/25/33	2,324	2,366
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	4,020	4,072
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	124	129
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.103% 3/25/34	20,178	20,585
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.967% 4/25/44	48,035	47,300

		177,241

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.372% 6/25/32	13,380	13,195

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,731,899)		57,477,689

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Brazilian Government International Bond 4.875% 1/22/21	100,000	103,000
Colombia Government International Bond 6.125% 1/18/41	265,000	286,200
Mexico Government International Bond 4.750% 3/08/44	504,000	458,287
Province of Quebec Canada 2.625% 2/13/23	192,000	192,475
Province of Quebec Canada 7.500% 9/15/29	125,000	175,150
United Mexican States 6.750% 9/27/34	375,000	444,375

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,770,321)		1,659,487

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 20.9%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	$293,342	$297,908
Series 4290, Class CA 3.500% 12/15/38	171,113	175,552
Series 2617, Class Z 5.500% 5/15/33	148,912	165,833
Series 2693, Class Z 5.500% 10/15/33	266,221	291,744
Series 3423, Class PB 5.500% 3/15/38	79,115	87,315
Series 2178, Class PB 7.000% 8/15/29	15,845	17,788
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	120,267	124,960
Series 2014-48, Class AB 4.000% 10/25/40	257,074	267,389
Series 2007-32, Class Z 5.500% 4/25/37	116,632	127,732
Series 2010-60, Class HJ 5.500% 5/25/40	56,931	61,742
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	73,228	79,686
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	8,802	9,656

		1,707,305

Pass-Through Securities — 20.0%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	928,349	955,002
Pool #Q37468 3.500% 11/01/45	694,278	714,862
Pool #Q41916 3.500% 7/01/46	336,069	347,083
Pool #Q42045 3.500% 7/01/46	138,965	143,519
Pool #Q44275 3.500% 11/01/46	259,617	268,207
Pool #Q44277 3.500% 11/01/46	59,910	61,743
Pool #C03537 4.500% 8/01/40	227,318	245,486
Pool #G06057 4.500% 10/01/40	200,967	216,558
Pool #G60485 4.500% 10/01/41	240,691	259,288

	Principal Amount	Value
Pool #G60469 4.500% 1/01/42	$165,861	$178,832
Pool #G60342 4.500% 5/01/42	809,749	872,568
Pool #G60172 4.500% 9/01/43	258,395	278,965
Pool #G11476 5.000% 11/01/18	12,817	13,144
Pool #B16010 5.000% 8/01/19	334	346
Pool #B17058 5.000% 9/01/19	779	812
Pool #B18677 5.000% 1/01/20	607	630
Pool #E89199 6.000% 4/01/17	140	141
Pool #G11431 6.000% 2/01/18	29	29
Pool #G01311 7.000% 9/01/31	1,321	1,543
Pool #C80207 7.500% 9/01/24	1,108	1,245
Pool #C00530 7.500% 7/01/27	1,204	1,399
Pool #C00563 7.500% 11/01/27	3,906	4,550
Pool #C00612 7.500% 4/01/28	218	253
Pool #C55867 7.500% 2/01/30	4,402	5,059
Federal Home Loan Mortgage Corp. TBA
Pool #3395 3.000% 8/01/44 (d)	1,200,000	1,192,219
Pool #4434 4.000% 1/01/43 (d)	1,250,000	1,311,182
Federal National Mortgage Association
Pool #725692 2.704% 10/01/33 1 year CMT + 2.144%, FRN	101,497	106,561
Pool #888586 2.752% 10/01/34 1 year CMT + 2.205%, FRN	184,406	193,964
Pool #AR3007 3.000% 2/01/43	248,195	247,740
Pool #AS1304 3.500% 12/01/28	346,102	362,461
Pool #AV1897 3.500% 12/01/28	53,063	55,571
Pool #AV2325 3.500% 12/01/28	186,140	194,880
Pool #AS6187 3.500% 11/01/45	2,098,491	2,159,889

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS6306 3.500% 12/01/45	$717,378	$739,040
Pool #AS6475 3.500% 1/01/46	649,825	670,259
Pool #AS6476 3.500% 1/01/46	682,882	703,716
Pool #AS6477 3.500% 1/01/46	782,216	805,347
Pool #AX0120 4.000% 9/01/39	205,712	216,873
Pool #AZ7917 4.000% 3/01/41	111,683	118,126
Pool #AL2441 4.000% 9/01/42	553,325	586,373
Pool #AL8422 4.000% 1/01/43	266,699	282,211
Pool #BC5984 4.000% 4/01/46	164,839	173,371
Pool #AB1466 4.500% 9/01/40	111,889	120,766
Pool #AH6787 4.500% 3/01/41	180,875	195,678
Pool #AL7566 4.500% 10/01/42	194,472	209,779
Pool #AL6997 4.500% 11/01/42	402,776	435,737
Pool #735010 5.000% 11/01/19	65,620	67,949
Pool #AD6437 5.000% 6/01/40	111,845	122,505
Pool #AD6996 5.000% 7/01/40	765,798	838,788
Pool #AL8173 5.000% 2/01/44	296,265	324,225
Pool #575579 7.500% 4/01/31	8,650	10,131
Pool #535996 7.500% 6/01/31	1,416	1,667
Federal National Mortgage Association TBA
Pool #3348 2.500% 3/01/29 (d)	10,450,000	10,473,676
Pool #4241 3.000% 5/01/44 (d)	1,300,000	1,292,484
Pool #1963 3.500% 1/01/44 (d)	4,375,000	4,484,375
Pool #9174 4.000% 12/01/42 (d)	1,075,000	1,130,094
Pool #3534 4.500% 7/01/40 (d)	975,000	1,046,944
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	421,304	440,394

	Principal Amount	Value
Pool #579140 6.500% 1/15/32	$860	$987
Pool #587280 6.500% 9/15/32	1,236	1,417
Pool #550659 6.500% 9/15/35	110,363	126,298
Pool #538689 6.500% 12/15/35	17,034	19,558
Pool #780651 7.000% 10/15/27	1,631	1,880
Pool #462384 7.000% 11/15/27	898	1,033
Pool #482668 7.000% 8/15/28	1,193	1,379
Pool #506804 7.000% 5/15/29	6,900	7,903
Pool #506914 7.000% 5/15/29	24,685	28,429
Pool #581417 7.000% 7/15/32	3,931	4,616
Pool #423836 8.000% 8/15/26	1,035	1,214
Pool #444619 8.000% 3/15/27	8,395	9,812
Government National Mortgage Association II
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	54,580	56,658
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	74,418	76,782
Pool #784026 3.500% 12/20/44	469,655	489,065
Government National Mortgage Association II TBA Pool #307 2.500% 6/01/45(d)	1,750,000	1,699,688

		38,412,958

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $40,315,588)		40,120,263

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds & Notes — 4.4%
U.S. Treasury Bond 2.500% 5/15/46	370,000	328,823
U.S. Treasury Bond (e) (f) 3.500% 2/15/39	2,015,000	2,202,844
U.S. Treasury Inflation Index 0.125% 7/15/26	1,915,922	1,852,698
U.S. Treasury Note 1.000% 11/15/19	1,000,000	987,910

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.125% 9/30/21	$2,700,000	$2,604,340
U.S. Treasury Note 2.000% 11/15/26	500,000	481,172

		8,457,787

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,654,627)		8,457,787

TOTAL BONDS & NOTES (Cost $186,578,537)		186,868,134

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b)	150	—

TOTAL WARRANTS (Cost $0)		—

TOTAL LONG-TERM INVESTMENTS (Cost $186,830,569)		187,120,641

	Principal Amount
SHORT-TERM INVESTMENTS — 15.8%
Commercial Paper — 15.7%
American Express Credit Corp. 1.100% 2/27/17	$4,000,000	3,993,792
Dominion Resources, Inc. (c) 1.275% 4/18/17	1,000,000	995,670
FMC Technologies, Inc. (c) 1.150% 2/01/17	2,000,000	1,998,240
Ford Motor Credit Co. 0.985% 1/18/17	4,500,000	4,497,988
The Kroger Co. (c) 0.900% 1/03/17	2,000,000	1,999,829
McKesson Corp. (c) 1.070% 1/23/17	4,000,000	3,997,608
Molex Electronic Technologies (c) 1.150% 1/24/17	4,500,000	4,497,169
So.carolina El & Gas 1.060% 1/27/17	2,500,000	2,498,188
Spectra Energy Capital LLC (c) 1.100% 1/09/17	4,500,000	4,499,009
United Healthcare Co. (c) 0.760% 1/03/17	1,250,000	1,249,898

		30,227,391

	Principal Amount	Value
Time Deposit — 0.1%
Euro Time Deposit 0.010% 1/03/17	$142,134	$142,134

TOTAL SHORT-TERM INVESTMENTS (Cost $30,367,396)		30,369,525

TOTAL INVESTMENTS — 113.1% (Cost $217,197,965) (g)		217,490,166

Other Assets/ (Liabilities) — (13.1)%		(25,222,208)

NET ASSETS — 100.0%		$192,267,958

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $807 or 0.00% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $80,645,606 or 41.94% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a)	329,969	$9,899

TOTAL COMMON STOCK (Cost $37,350)		9,899

TOTAL EQUITIES (Cost $37,350)		9,899

	Principal Amount
BONDS & NOTES — 85.4%

BANK LOANS — 2.8%
Oil & Gas — 2.8%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$5,254,429	4,203,543
Chemours Co. (The), Term Loan B 3.750% 5/12/22	1,126,761	1,119,020
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.375% 9/30/20	2,986,561	2,590,841
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	3,563,034	2,494,124
Fieldwood Energy LLC, New 1st Lien Term Loan 8.000% 8/31/20	2,255,879	2,131,805

		12,539,333

TOTAL BANK LOANS (Cost $11,498,837)		12,539,333

CORPORATE DEBT — 82.6%
Aerospace & Defense — 0.2%
Moog, Inc. (b) 5.250% 12/01/22	948,000	966,960

Agriculture — 0.4%
Pinnacle Operating Corp. (b) 9.000% 11/15/20	3,873,000	1,704,120

Airlines — 1.0%
American Airlines Group, Inc. (b) 5.500% 10/01/19	4,258,000	4,396,385

Apparel — 1.0%
Hanesbrands, Inc. (b) 4.625% 5/15/24	1,105,000	1,071,850

	Principal Amount	Value
Hanesbrands, Inc. (b) 4.875% 5/15/26	$2,194,000	$2,144,635
Perry Ellis International, Inc. 7.875% 4/01/19	1,386,000	1,386,000

		4,602,485

Auto Manufacturers — 0.8%
Allied Specialty Vehicles, Inc. (b) 8.500% 11/01/19	3,600,000	3,699,000

Automotive & Parts — 3.6%
Allison Transmission, Inc. (b) 5.000% 10/01/24	727,000	734,270
Commercial Vehicle Group, Inc. 7.875% 4/15/19	3,000,000	2,996,250
Deck Chassis Acquisition, Inc. (b) 10.000% 6/15/23	6,176,000	6,376,720
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	2,637,000	2,624,975
International Automotive Components Group SA (b) 9.125% 6/01/18	3,268,000	3,186,300

		15,918,515

Building Materials — 2.0%
BMC East LLC (b) 5.500% 10/01/24	4,448,000	4,436,880
Boise Cascade Co. (b) 5.625% 9/01/24	623,000	618,327
James Hardie International Finance Ltd. (b) 5.875% 2/15/23	1,908,000	1,974,780
Louisiana-Pacific Corp. 4.875% 9/15/24	2,102,000	2,038,940

		9,068,927

Chemicals — 2.9%
A Schulman, Inc. (b) 6.875% 6/01/23	4,148,000	4,334,660
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (b) 8.375% 12/01/22	3,800,000	3,838,000
Platform Specialty Products Corp. (b) 6.500% 2/01/22	864,000	870,480
Platform Specialty Products Corp. (b) 10.375% 5/01/21	3,730,000	4,130,975

		13,174,115

Coal — 1.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (b) 7.375% 2/01/20	81,000	80,595

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (b) 7.375% 2/01/20	$1,885,000	$1,875,575
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (b) 7.375% 2/01/20	2,350,000	2,338,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (b) 7.375% 2/01/20	928,000	923,360

		5,217,780

Commercial Services — 1.9%
AMN Healthcare, Inc. (b) 5.125% 10/01/24	2,230,000	2,224,425
Prime Security Services Borrower LLC/Prime Finance, Inc. (b) 9.250% 5/15/23	2,417,000	2,631,509
Ritchie Bros Auctioneers, Inc. (b) 5.375% 1/15/25	603,000	615,060
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	3,245,000	2,952,950

		8,423,944

Computers — 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 7.125% 6/15/24	1,319,000	1,464,325
Western Digital Corp. (b) 10.500% 4/01/24	2,443,000	2,888,847

		4,353,172

Diversified Financial — 1.5%
Aircastle Ltd. 5.000% 4/01/23	269,000	274,380
Aircastle Ltd. 5.500% 2/15/22	269,000	285,140
Ally Financial, Inc. 3.250% 11/05/18	500,000	500,625
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,522,826
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	2,000,000	1,985,000
National Financial Partners Corp. (b) 9.000% 7/15/21	1,192,000	1,257,560

		6,825,531

Electric — 1.1%
NRG Energy, Inc. (b) 6.625% 1/15/27	1,712,000	1,617,840
NRG Energy, Inc. (b) 7.250% 5/15/26	3,238,000	3,221,810

		4,839,650

	Principal Amount	Value
Engineering & Construction — 0.8%
Zachry Holdings, Inc. (b) 7.500% 2/01/20	$3,639,000	$3,734,524

Entertainment — 1.3%
AMC Entertainment Holdings, Inc. (b) 5.875% 11/15/26	1,346,000	1,376,285
Lions Gate Entertainment Corp. (b) 5.875% 11/01/24	782,000	793,730
WMG Acquisition Corp. (b) 5.000% 8/01/23	634,000	637,170
WMG Acquisition Corp. (b) 6.750% 4/15/22	2,750,000	2,894,375

		5,701,560

Foods — 1.1%
KeHE Distributors LLC/KeHE Finance Corp. (b) 7.625% 8/15/21	2,250,000	2,238,750
Post Holdings, Inc. (b) 7.750% 3/15/24	1,392,000	1,545,120
Post Holdings, Inc. (b) 8.000% 7/15/25	911,000	1,020,320

		4,804,190

Forest Products & Paper — 0.5%
Appvion, Inc. (b) 9.000% 6/01/20	3,622,000	2,028,320

Gas — 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.500% 5/20/25	1,828,000	1,846,280
LBC Tank Terminals Holding Netherlands BV (b) 6.875% 5/15/23	3,188,000	3,259,730

		5,106,010

Hand & Machine Tools — 0.8%
Apex Tool Group LLC (b) 7.000% 2/01/21	4,134,000	3,699,930

Health Care – Products — 2.3%
Alere, Inc. 6.500% 6/15/20	2,065,000	2,034,025
Halyard Health, Inc. 6.250% 10/15/22	3,824,000	3,938,720
Kinetic Concepts, Inc./KCI USA, Inc. (b) 9.625% 10/01/21	4,000,000	4,230,000

		10,202,745

Health Care – Services — 2.4%
Centene Corp. 4.750% 1/15/25	767,000	748,784
HCA, Inc. 4.500% 2/15/27	1,500,000	1,473,750

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc. 5.250% 4/15/25	$1,159,000	$1,209,706
HCA, Inc. 5.875% 2/15/26	2,241,000	2,308,230
RegionalCare Hospital Partners Holdings, Inc. (b) 8.250% 5/01/23	2,379,000	2,373,052
Tenet Healthcare Corp. 6.750% 6/15/23	1,042,000	919,565
Tenet Healthcare Corp. 8.125% 4/01/22	2,050,000	1,934,175

		10,967,262

Home Builders — 2.4%
Beazer Homes USA, Inc. (b) 8.750% 3/15/22	800,000	864,000
Brookfield Residential Properties, Inc. (b) 6.375% 5/15/25	897,000	894,757
Brookfield Residential Properties, Inc. (b) 6.500% 12/15/20	2,230,000	2,280,175
Lennar Corp. 4.750% 5/30/25	1,991,000	1,941,225
M/I Homes, Inc. 6.750% 1/15/21	1,262,000	1,315,635
William Lyon Homes, Inc. 7.000% 8/15/22	1,286,000	1,331,010
William Lyon Homes, Inc. 8.500% 11/15/20	2,238,000	2,338,710

		10,965,512

Insurance — 0.6%
Onex York Acquisition Corp. (b) 8.500% 10/01/22	3,302,000	2,757,170

Internet — 1.0%
Netflix, Inc. (b) 4.375% 11/15/26	4,516,000	4,380,520

Leisure Time — 2.4%
Brunswick Corp. 7.125% 8/01/27	4,693,000	5,479,078
Brunswick Corp. 7.375% 9/01/23	650,000	742,625
Carlson Travel, Inc. (b) 6.750% 12/15/23	1,299,000	1,350,960
Carlson Travel, Inc. (b) 9.500% 12/15/24	1,515,000	1,585,069
Carlson Wagonlit BV (b) 6.875% 6/15/19	1,646,000	1,702,589

		10,860,321

Lodging — 0.8%
Hilton Domestic Operating Co., Inc. (b) 4.250% 9/01/24	522,000	506,340

	Principal Amount	Value
Interval Acquisition Corp. 5.625% 4/15/23	$2,917,000	$2,975,340

		3,481,680

Machinery – Diversified — 1.0%
Gardner Denver, Inc. (b) 6.875% 8/15/21	3,263,000	3,246,685
Manitowoc Foodservice, Inc. 9.500% 2/15/24	1,045,000	1,204,363

		4,451,048

Manufacturing — 2.8%
Amsted Industries, Inc. (b) 5.375% 9/15/24	1,700,000	1,670,250
CTP Transportation Products LLC/CTP Finance, Inc. (b) 8.250% 12/15/19	1,385,000	1,194,563
EnPro Industries, Inc. 5.875% 9/15/22	3,159,000	3,245,872
JB Poindexter & Co., Inc. (b) 9.000% 4/01/22	4,030,000	4,231,500
LSB Industries, Inc. STEP 8.500% 8/01/19	2,306,000	2,121,520

		12,463,705

Media — 5.0%
Altice Financing SA (b) 7.500% 5/15/26	1,597,000	1,660,880
CCO Holdings LLC/CCO Holdings Capital Corp (b) 5.875% 4/01/24	2,700,000	2,882,250
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	879,000	918,555
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.875% 5/01/27	1,649,000	1,710,837
DISH DBS Corp. 7.750% 7/01/26	2,285,000	2,576,337
MHGE Parent LLC/MHGE Parent Finance, Inc. (b) 8.500% 8/01/19	3,000,000	3,015,000
Midcontinent Communications & Midcontinent Finance Corp. (b) 6.875% 8/15/23	1,624,000	1,729,560
SFR Group SA (b) 6.000% 5/15/22	770,000	790,213
SFR Group SA (b) 6.250% 5/15/24	385,000	386,925
Sirius XM Radio, Inc. (b) 5.375% 4/15/25	2,951,000	2,936,245
Sirius XM Radio, Inc. (b) 5.375% 7/15/26	3,300,000	3,225,750

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media Secured Finance PLC (b) 5.500% 8/15/26	$701,000	$699,248

		22,531,800

Metal Fabricate & Hardware — 0.2%
Grinding Media, Inc./MC Grinding Media Canada, Inc. (b) 7.375% 12/15/23	410,000	430,746
Novelis Corp. (b) 5.875% 9/30/26	666,000	672,660

		1,103,406

Mining — 2.6%
Constellium NV (b) 7.875% 4/01/21	1,443,000	1,551,225
Freeport-McMoRan, Inc. 3.550% 3/01/22	2,240,000	2,083,200
Hecla Mining Co. 6.875% 5/01/21	2,433,000	2,487,742
HudBay Minerals, Inc. (b) 7.250% 1/15/23	352,000	364,320
HudBay Minerals, Inc. (b) 7.625% 1/15/25	314,000	326,365
Kinross Gold Corp. 5.950% 3/15/24	1,879,000	1,902,488
Kinross Gold Corp. 6.875% 9/01/41	1,276,000	1,178,705
Teck Resources Ltd. (b) 8.000% 6/01/21	644,000	708,400
Teck Resources Ltd. (b) 8.500% 6/01/24	804,000	926,610

		11,529,055

Oil & Gas — 9.0%
Chesapeake Energy Corp. (b) 8.000% 1/15/25	2,946,000	3,004,920
Citgo Holding, Inc. (b) 10.750% 2/15/20	3,914,000	4,197,765
Continental Resources, Inc. 5.000% 9/15/22	1,201,000	1,212,277
EP Energy LLC/Everest Acquisition Finance, Inc. (b) 8.000% 11/29/24	2,000,000	2,149,400
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	4,017,000	3,703,152
Hilcorp Energy I LP/Hilcorp Finance Co. (b) 5.000% 12/01/24	1,280,000	1,270,400
Jupiter Resources, Inc. (b) 8.500% 10/01/22	6,857,000	5,914,163
Kosmos Energy Ltd. (b) 7.875% 8/01/21	3,432,000	3,414,840

	Principal Amount	Value
Kosmos Energy Ltd. (b) 7.875% 8/01/21	$2,550,000	$2,537,250
Newfield Exploration Co. 5.375% 1/01/26	850,000	866,660
PBF Holding Co. LLC/PBF Finance Corp. (b) 7.000% 11/15/23	936,000	931,320
Rowan Cos., Inc. 4.750% 1/15/24	2,500,000	2,256,250
Rowan Cos., Inc. 7.375% 6/15/25	802,000	818,040
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	1,171,000	1,141,725
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	1,180,000	1,239,000
Sunoco LP/Sunoco Finance Corp. 5.500% 8/01/20	833,000	849,660
Sunoco LP/Sunoco Finance Corp. 6.250% 4/15/21	1,872,000	1,907,100
Tullow Oil PLC (b) 6.250% 4/15/22	3,153,000	2,932,290

		40,346,212

Oil & Gas Services — 1.0%
SESI LLC 7.125% 12/15/21	1,177,000	1,197,598
Welltec A/S (b) 8.000% 2/01/19	3,250,000	3,266,250

		4,463,848

Packaging & Containers — 1.2%
Coveris Holdings SA (b) 7.875% 11/01/19	5,235,000	5,195,737

Pharmaceuticals — 2.3%
Capsugel SA (b) 7.000% 5/15/19	1,167,000	1,177,211
Horizon Pharma, Inc./Horizon Pharma USA, Inc. (b) 8.750% 11/01/24	735,000	744,188
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (b) 7.500% 10/01/24	1,507,000	1,578,432
Valeant Pharmaceuticals International, Inc. (b) 5.500% 3/01/23	1,402,000	1,051,500
Valeant Pharmaceuticals International, Inc. (b) 6.125% 4/15/25	7,385,000	5,547,981

		10,099,312

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.5%
Energy Transfer Equity LP 5.875% 1/15/24	$920,000	$949,900
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	2,125,000	2,162,188
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	1,200,000	1,246,800
Sabine Pass Liquefaction LLC (b) 5.000% 3/15/27	1,015,000	1,023,881
Sabine Pass Liquefaction LLC (b) 5.875% 6/30/26	1,070,000	1,152,925

		6,535,694

Real Estate Investment Trusts (REITS) — 0.9%
The GEO Group, Inc. 6.000% 4/15/26	1,887,000	1,853,978
MPT Operating Partnership LP/MPT Finance Corp. 5.250% 8/01/26	892,000	874,160
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,426,000	1,440,260

		4,168,398

Retail — 3.3%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	1,512,000	1,629,180
Dollar Tree, Inc. 5.750% 3/01/23	4,233,000	4,481,985
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	3,484,000	3,431,740
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b) 5.000% 6/01/24	452,000	461,605
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b) 5.250% 6/01/26	771,000	782,565
Penske Automotive Group, Inc. 5.500% 5/15/26	4,000,000	3,950,000

		14,737,075

Savings & Loans — 1.1%
Consolidated Energy Finance SA (b) 6.750% 10/15/19	5,110,000	5,110,000

Semiconductors — 0.4%
NXP BV/NXP Funding LLC (b) 4.625% 6/01/23	1,794,000	1,883,700

Software — 2.2%
IMS Health, Inc. (b) 5.000% 10/15/26	3,065,000	3,072,662

	Principal Amount	Value
Infor Software Parent LLC/Infor Software Parent, Inc. (b) 7.125% 5/01/21	$4,096,000	$4,218,880
JDA Escrow LLC/JDA Bond Finance, Inc. (b) 7.375% 10/15/24	1,073,000	1,113,238
MSCI, Inc. (b) 4.750% 8/01/26	1,405,000	1,397,975

		9,802,755

Telecommunications — 8.2%
Altice Financing SA (b) 6.500% 1/15/22	1,485,000	1,548,113
Altice Finco SA (b) 8.125% 1/15/24	1,094,000	1,132,290
Altice SA (b) 7.750% 5/15/22	1,955,000	2,086,962
Cincinnati Bell, Inc. (b) 7.000% 7/15/24	2,437,000	2,577,127
CPI International, Inc. STEP 8.750% 2/15/18	5,117,000	5,193,755
Digicel Ltd. (b) 6.000% 4/15/21	2,100,000	1,899,387
GCI, Inc. 6.875% 4/15/25	3,000,000	3,045,000
GTT Escrow Corp. (b) 7.875% 12/31/24	2,084,000	2,172,987
Hughes Satellite Systems Corp. (b) 5.250% 8/01/26	1,961,000	1,921,780
Hughes Satellite Systems Corp. (b) 6.625% 8/01/26	2,666,000	2,679,330
Sprint Corp. 7.250% 9/15/21	1,460,000	1,551,250
Sprint Corp. 7.875% 9/15/23	6,041,000	6,448,767
T-Mobile USA, Inc. 6.000% 4/15/24	951,000	1,002,116
T-Mobile USA, Inc. 6.500% 1/15/26	1,318,000	1,425,088
West Corp. (b) 5.375% 7/15/22	2,175,000	2,101,594

		36,785,546

Transportation — 3.8%
Hornbeck Offshore Services, Inc. 5.000% 3/01/21	2,750,000	1,842,500
OPE KAG Finance Sub, Inc. (b) 7.875% 7/31/23	6,839,000	6,907,390
Topaz Marine SA (b) 8.625% 11/01/18	5,438,000	5,274,860

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Watco Cos. LLC/Watco Finance Corp. (b) 6.375% 4/01/23	$2,730,000	$2,825,550

		16,850,300

TOTAL CORPORATE DEBT (Cost $363,831,942)		369,937,919

TOTAL BONDS & NOTES (Cost $375,330,779)		382,477,252

TOTAL LONG-TERM INVESTMENTS (Cost $375,368,129)		382,487,151

SHORT-TERM INVESTMENTS — 14.0%
Commercial Paper — 12.6%
American Electric Power, Inc. (b) 0.950% 1/11/17	10,000,000	9,997,327
AstraZeneca PLC (b) 0.820% 1/03/17	10,000,000	9,999,459
BP Capital Markets PLC (b) 0.750% 1/03/17	10,000,000	9,999,267
Eversource Energy (b) 0.800% 1/09/17	6,500,000	6,498,622
The Kroger Co. (b) 0.900% 1/03/17	10,000,000	9,999,148
United Healthcare Co. (b) 0.760% 1/03/17	10,000,000	9,999,181
Time Deposit — 1.4%
Euro Time Deposit 0.010% 1/03/17	6,361,395	6,361,395

TOTAL SHORT-TERM INVESTMENTS (Cost $62,854,501)		62,854,399

TOTAL INVESTMENTS — 99.4% (Cost $438,222,630) (c)		445,341,550

Other Assets/(Liabilities) — 0.6%		2,877,659

NET ASSETS — 100.0%		$448,219,209

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

STEP	Step Up Bond
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $9,899 or 0.00% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $300,888,068 or 67.13% of net assets.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 61.9%

COMMON STOCK — 61.8%
Basic Materials — 1.9%
Chemicals — 1.6%
AdvanSix, Inc. (a)	700	$15,498
CF Industries Holdings, Inc.	4,025	126,707
The Dow Chemical Co.	4,493	257,089
E.I. du Pont de Nemours & Co.	2,471	181,371
Eastman Chemical Co.	3,794	285,347
Ecolab, Inc.	4	469
FMC Corp.	4,100	231,896
GCP Applied Technologies, Inc. (a)	7,000	187,250
Ingevity Corp. (a)	3,100	170,066
International Flavors & Fragrances, Inc.	3	353
LyondellBasell Industries NV Class A	1,260	108,083
Monsanto Co.	969	101,949
The Mosaic Co.	8,900	261,037
PPG Industries, Inc.	38	3,601
Praxair, Inc.	4	469
The Sherwin-Williams Co.	7	1,881

		1,933,066

Forest Products & Paper — 0.0%
International Paper Co.	607	32,207

Iron & Steel — 0.1%
Nucor Corp.	2,161	128,623

Mining — 0.2%
Alcoa Corp.	500	14,040
Freeport-McMoRan, Inc. (a)	48	633
Newmont Mining Corp.	4,984	169,805
Vulcan Materials Co.	98	12,265

		196,743

		2,290,639

Communications — 6.5%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	933	21,841
Omnicom Group, Inc.	798	67,918

		89,759

Internet — 2.2%
Alphabet, Inc. Class A (a)	1,024	811,469
Alphabet, Inc. Class C (a)	116	89,531
Amazon.com, Inc. (a)	556	416,928
eBay, Inc. (a)	6,665	197,884
Expedia, Inc.	743	84,167
F5 Networks, Inc. (a)	1,950	282,204
Facebook, Inc. Class A (a)	3,220	370,461
Liberty Expedia Holdings, Inc. Class A (a)	360	14,281

	Number of Shares	Value
Liberty Ventures Series A (a)	540	$19,910
Netflix, Inc. (a)	492	60,910
The Priceline Group, Inc. (a)	4	5,864
Symantec Corp.	10,279	245,565
TripAdvisor, Inc. (a)	43	1,994
VeriSign, Inc. (a)	189	14,377
Yahoo!, Inc. (a)	34	1,315

		2,616,860

Media — 1.8%
Cable One, Inc.	158	98,233
CBS Corp. Class B	1,570	99,883
Charter Communications, Inc. Class A (a)	346	99,620
Comcast Corp. Class A	3,781	261,078
Discovery Communications, Inc. Series A (a)	8,900	243,949
Discovery Communications, Inc. Series C (a)	1,100	29,458
Liberty Broadband Corp. Class A (a)	700	50,722
Liberty SiriusXM Group Class A (a)	1,500	51,780
Liberty SiriusXM Group Class C (a)	1,500	50,880
News Corp. Class A	1,030	11,804
Scripps Networks Interactive Class A	3,624	258,645
TEGNA, Inc.	7,307	156,297
Time Warner, Inc.	3,988	384,962
Tribune Media Co. Class A	600	20,988
Twenty-First Century Fox, Inc. Class A	2,921	81,905
Twenty-First Century Fox, Inc. Class B	6,300	171,675
Viacom, Inc. Class B	2,690	94,419
The Walt Disney Co.	382	39,812

		2,206,110

Telecommunications — 2.4%
AT&T, Inc.	10,630	452,094
CenturyLink, Inc.	8,754	208,170
Cisco Systems, Inc.	22,124	668,587
Corning, Inc.	9,174	222,653
Frontier Communications Corp.	44,370	149,971
Juniper Networks, Inc.	3,948	111,571
Motorola Solutions, Inc.	3,134	259,777
Verizon Communications, Inc.	15,232	813,084
Windstream Holdings, Inc.	6,200	45,446

		2,931,353

		7,844,082

Consumer, Cyclical — 7.0%
Airlines — 0.7%
Alaska Air Group, Inc.	3,900	346,047
American Airlines Group, Inc.	4,300	200,767

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Delta Air Lines, Inc.	5,000	$245,950
Southwest Airlines Co.	1,566	78,049

		870,813

Apparel — 0.4%
Michael Kors Holdings Ltd. (a)	4,200	180,516
Nike, Inc. Class B	1,384	70,349
Ralph Lauren Corp.	2,700	243,864
VF Corp.	500	26,675

		521,404

Auto Manufacturers — 0.7%
Ford Motor Co.	18,462	223,944
General Motors Co.	10,100	351,884
Oshkosh Corp.	2,900	187,369
PACCAR, Inc.	834	53,293

		816,490

Auto Parts & Equipment — 0.1%
Adient PLC (a)	200	11,720
BorgWarner, Inc.	3,300	130,152

		141,872

Automotive & Parts — 0.2%
Allison Transmission Holdings, Inc.	2,000	67,380
Delphi Automotive PLC	200	13,470
The Goodyear Tire & Rubber Co.	6,361	196,364

		277,214

Distribution & Wholesale — 0.1%
Fastenal Co.	70	3,289
Genuine Parts Co.	536	51,209
W.W. Grainger, Inc.	4	929
WESCO International, Inc. (a)	850	56,567

		111,994

Entertainment — 0.2%
Gaming and Leisure Properties, Inc.	3,200	97,984
Lions Gate Entertainment Corp. Class B (a)	2,476	60,761
The Madison Square Garden Co. Class A (a)	790	135,493

		294,238

Home Builders — 0.1%
D.R. Horton, Inc.	2,659	72,671
PulteGroup, Inc.	74	1,360

		74,031

Home Furnishing — 0.1%
Harman International Industries, Inc.	124	13,784
Whirlpool Corp.	324	58,893

		72,677

Housewares — 0.0%
Newell Brands, Inc.	83	3,706

	Number of Shares	Value
Leisure Time — 0.0%
Harley-Davidson, Inc.	8	$467
Royal Caribbean Cruises Ltd.	100	8,204

		8,671

Lodging — 0.5%
Marriott International, Inc. Class A	1,161	95,991
Wyndham Worldwide Corp.	3,222	246,064
Wynn Resorts Ltd.	2,909	251,658

		593,713

Retail — 3.8%
AutoNation, Inc. (a)	20	973
AutoZone, Inc. (a)	96	75,820
Bed Bath & Beyond, Inc.	2,673	108,631
Best Buy Co., Inc.	8,208	350,235
Coach, Inc.	84	2,942
Costco Wholesale Corp.	218	34,904
CVS Health Corp.	4,303	339,550
Darden Restaurants, Inc.	1,673	121,661
Dollar General Corp.	600	44,442
Dollar Tree, Inc. (a)	71	5,480
The Gap, Inc.	7,305	163,924
The Home Depot, Inc.	1,560	209,165
Kohl’s Corp.	4,261	210,408
L Brands, Inc.	600	39,504
Lowe’s Cos., Inc.	2,129	151,415
Macy’s, Inc.	3,740	133,929
McDonald’s Corp.	3,885	472,882
Nordstrom, Inc.	3,411	163,489
O’Reilly Automotive, Inc. (a)	484	134,750
PVH Corp.	2,950	266,208
Ross Stores, Inc.	1,392	91,315
Staples, Inc.	27,683	250,531
Starbucks Corp.	1,290	71,621
Target Corp.	2,267	163,745
Tiffany & Co.	111	8,595
The TJX Cos., Inc.	1,140	85,648
Urban Outfitters, Inc. (a)	3,460	98,541
Wal-Mart Stores, Inc.	5,253	363,087
Walgreens Boots Alliance, Inc.	2,406	199,121
Yum China Holdings, Inc. (a)	400	10,448
Yum! Brands, Inc.	2,136	135,273

		4,508,237

Textiles — 0.0%
Cintas Corp.	449	51,886

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	747	58,109
Mattel, Inc.	361	9,946

		68,055

		8,415,001

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 12.1%
Agriculture — 0.7%
Altria Group, Inc.	2,741	$185,346
Archer-Daniels-Midland Co.	7,326	334,432
Philip Morris International, Inc.	2,046	187,189
Reynolds American, Inc.	2,282	127,883

		834,850

Beverages — 0.9%
Brown-Forman Corp. Class B	2	90
The Coca-Cola Co.	12,824	531,683
Coca-Cola European Partners PLC	1,485	46,629
Constellation Brands, Inc. Class A	42	6,439
Dr. Pepper Snapple Group, Inc.	1,210	109,711
Molson Coors Brewing Co. Class B	436	42,427
Monster Beverage Corp. (a)	750	33,255
PepsiCo, Inc.	3,512	367,461

		1,137,695

Biotechnology — 1.3%
Amgen, Inc.	3,725	544,632
Biogen, Inc. (a)	524	148,596
Celgene Corp. (a)	1,678	194,229
Gilead Sciences, Inc.	9,022	646,065
Theravance Biopharma, Inc. (a)	500	15,940

		1,549,462

Commercial Services — 0.9%
Automatic Data Processing, Inc.	621	63,826
Equifax, Inc.	216	25,538
Global Payments, Inc.	400	27,764
H&R Block, Inc.	3,942	90,627
Moody’s Corp.	325	30,638
Paychex, Inc.	813	49,495
PayPal Holdings, Inc. (a)	65	2,566
Quanta Services, Inc. (a)	2,024	70,536
Robert Half International, Inc.	35	1,707
S&P Global, Inc.	89	9,571
Sotheby’s	2,000	79,720
Total System Services, Inc.	421	20,642
United Rentals, Inc. (a)	2,000	211,160
Visa, Inc. Class A	1,360	106,107
The Western Union Co.	12,607	273,824

		1,063,721

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	2,506	163,993
The Estee Lauder Cos., Inc. Class A	796	60,886
The Procter & Gamble Co.	8,833	742,678

		967,557

Foods — 1.1%
Campbell Soup Co.	1,265	76,495
Conagra Brands, Inc.	6,334	250,510
General Mills, Inc.	2,094	129,346
The Hershey Co.	419	43,337

	Number of Shares	Value
Hormel Foods Corp.	2,288	$79,645
The J.M. Smucker Co.	724	92,715
Kellogg Co.	135	9,951
The Kraft Heinz Co.	1,673	146,086
The Kroger Co.	768	26,504
Lamb Weston Holdings, Inc. (a)	716	27,101
McCormick & Co., Inc.	73	6,813
Mondelez International, Inc. Class A	4,721	209,282
Sysco Corp.	3,166	175,301
Tyson Foods, Inc. Class A	720	44,410
Whole Foods Market, Inc.	72	2,215

		1,319,711

Health Care – Products — 2.0%
Abbott Laboratories	4,304	165,317
Baxter International, Inc.	6,922	306,921
Becton, Dickinson & Co.	221	36,587
Boston Scientific Corp. (a)	4,421	95,626
C.R. Bard, Inc.	34	7,638
Edwards Lifesciences Corp. (a)	540	50,598
Hologic, Inc. (a)	1,100	44,132
Intuitive Surgical, Inc. (a)	14	8,878
Johnson & Johnson	10,369	1,194,612
Medtronic PLC	3,416	243,322
St. Jude Medical, Inc.	98	7,859
Stryker Corp.	49	5,871
Varian Medical Systems, Inc. (a)	674	60,512
West Pharmaceutical Services, Inc.	900	76,347
Zimmer Biomet Holdings, Inc.	364	37,565

		2,341,785

Health Care – Services — 1.4%
Aetna, Inc.	902	111,857
Anthem, Inc.	878	126,230
Centene Corp. (a)	100	5,651
Cigna Corp.	19	2,534
DaVita, Inc. (a)	2,046	131,353
DENTSPLY SIRONA, Inc.	1,561	90,117
Envision Healthcare Corp. (a)	1,400	88,606
HCA Holdings, Inc. (a)	4,400	325,688
Humana, Inc.	225	45,907
Laboratory Corporation of America Holdings (a)	1	128
Quest Diagnostics, Inc.	635	58,356
Thermo Fisher Scientific, Inc.	578	81,556
UnitedHealth Group, Inc.	3,271	523,491
Universal Health Services, Inc. Class B	960	102,125

		1,693,599

Household Products — 0.1%
Avery Dennison Corp.	982	68,956
The Clorox Co.	547	65,651
Kimberly-Clark Corp.	100	11,412

		146,019

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 2.9%
AbbVie, Inc.	8,704	$545,044
Allergan PLC (a)	1,179	247,602
AmerisourceBergen Corp.	3,830	299,468
Bristol-Myers Squibb Co.	1,812	105,893
Cardinal Health, Inc.	1,755	126,307
Eli Lilly & Co.	1,007	74,065
Endo International PLC (a)	12,100	199,287
Express Scripts Holding Co. (a)	4,245	292,014
Mallinckrodt PLC (a)	3,950	196,789
McKesson Corp.	1,091	153,231
Mead Johnson Nutrition Co.	1,124	79,534
Merck & Co., Inc.	7,829	460,893
Mylan NV (a)	1,559	59,476
Patterson Cos., Inc.	61	2,503
Pfizer, Inc.	9,422	306,027
Zoetis, Inc.	6,110	327,068

		3,475,201

		14,529,600

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	36	837

Energy — 3.4%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	7,900	253,511

Oil & Gas — 2.4%
Anadarko Petroleum Corp.	97	6,764
Apache Corp.	598	37,955
Cabot Oil & Gas Corp.	92	2,149
Chesapeake Energy Corp. (a)	98	688
Chevron Corp.	6,090	716,793
ConocoPhillips	1,910	95,767
Devon Energy Corp.	17	776
EOG Resources, Inc.	2	202
EQT Corp.	29	1,897
Exxon Mobil Corp.	10,749	970,205
Helmerich & Payne, Inc.	40	3,096
Hess Corp.	1,347	83,905
Marathon Oil Corp.	1,485	25,705
Marathon Petroleum Corp.	2,664	134,132
Murphy Oil Corp.	22	685
Murphy USA, Inc. (a)	1,426	87,656
Newfield Exploration Co. (a)	2,100	85,050
Noble Energy, Inc.	66	2,512
Occidental Petroleum Corp.	30	2,137
Phillips 66	1,705	147,329
Pioneer Natural Resources Co.	3	540
Range Resources Corp.	99	3,402
Southwestern Energy Co. (a)	900	9,738
Tesoro Corp.	1,526	133,449
Valero Energy Corp.	5,010	342,283

		2,894,815

	Number of Shares	Value
Oil & Gas Services — 0.8%
Baker Hughes, Inc.	1,974	$128,251
FMC Technologies, Inc. (a)	7,972	283,245
Halliburton Co.	2,271	122,838
National Oilwell Varco, Inc.	1,009	37,777
Schlumberger Ltd.	787	66,069
Transocean Ltd. (a)	19,700	290,378

		928,558

Pipelines — 0.0%
Kinder Morgan, Inc.	60	1,243
Spectra Energy Corp.	71	2,917
The Williams Cos., Inc.	33	1,028

		5,188

		4,082,072

Financial — 12.1%
Banks — 4.1%
Bank of America Corp.	40,742	900,398
The Bank of New York Mellon Corp.	4,395	208,235
BB&T Corp.	2,712	127,518
Capital One Financial Corp.	2,075	181,023
Citigroup, Inc.	15,684	932,100
Citizens Financial Group, Inc.	5,000	178,150
Comerica, Inc.	124	8,446
Fifth Third Bancorp	9,021	243,296
Huntington Bancshares, Inc.	1,110	14,674
KeyCorp	3,472	63,434
M&T Bank Corp.	281	43,957
Northern Trust Corp.	1,061	94,482
The PNC Financial Services Group, Inc.	1,945	227,487
Regions Financial Corp.	20,543	294,998
State Street Corp.	1,785	138,730
SunTrust Banks, Inc.	2,500	137,125
U.S. Bancorp	3,029	155,600
Wells Fargo & Co.	14,364	791,600
Zions Bancorp	3,949	169,965

		4,911,218

Diversified Financial — 3.5%
Alliance Data Systems Corp.	520	118,820
American Express Co.	3,188	236,167
Ameriprise Financial, Inc.	205	22,743
BlackRock, Inc.	130	49,470
The Charles Schwab Corp.	122	4,815
CME Group, Inc.	5	577
Discover Financial Services	2,595	187,074
E*TRADE Financial Corp. (a)	7,793	270,027
Franklin Resources, Inc.	5,748	227,506
The Goldman Sachs Group, Inc.	1,958	468,843
Intercontinental Exchange, Inc.	10	564
Invesco Ltd.	2,123	64,412
JP Morgan Chase & Co.	18,265	1,576,087

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MasterCard, Inc. Class A	1,450	$149,712
Morgan Stanley	7,596	320,931
Nasdaq, Inc.	22	1,477
Navient Corp.	17,518	287,821
NorthStar Asset Management Group, Inc.	2,000	29,840
Synchrony Financial	6,900	250,263
T. Rowe Price Group, Inc.	86	6,472

		4,273,621

Insurance — 2.8%
Aflac, Inc.	3,845	267,612
The Allstate Corp.	1,786	132,378
American International Group, Inc.	2,011	131,338
Aon PLC	706	78,740
Assurant, Inc.	210	19,501
Berkshire Hathaway, Inc. Class B (a)	2,313	376,973
Chubb Ltd.	2,224	293,835
Cincinnati Financial Corp.	724	54,843
The Hartford Financial Services Group, Inc.	1,190	56,703
Lincoln National Corp.	4,458	295,432
Loews Corp.	4,534	212,327
Marsh & McLennan Cos., Inc.	1,230	83,136
MetLife, Inc.	6,329	341,070
Principal Financial Group, Inc.	3,235	187,177
The Progressive Corp.	1,634	58,007
Prudential Financial, Inc.	2,235	232,574
Torchmark Corp.	380	28,029
The Travelers Cos., Inc.	1,243	152,168
Unum Group	7,135	313,441
XL Group Ltd.	797	29,696

		3,344,980

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,198	37,725
Four Corners Property Trust, Inc.	3,200	65,664

		103,389

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp.	198	20,925
Apartment Investment & Management Co. Class A	164	7,454
AvalonBay Communities, Inc.	424	75,112
Boston Properties, Inc.	7	880
Colony Starwood Homes	2,400	69,144
Communications Sales & Leasing, Inc. (a)	600	15,246
Crown Castle International Corp.	400	34,708
Digital Realty Trust, Inc.	810	79,590
Equity Residential	3,201	206,016
Essex Property Trust, Inc.	300	69,750
Extra Space Storage, Inc.	800	61,792
Federal Realty Investment Trust	510	72,476

	Number of Shares	Value
General Growth Properties, Inc.	5,500	$137,390
HCP, Inc.	676	20,091
Host Hotels & Resorts, Inc.	4,130	77,809
Iron Mountain, Inc.	73	2,371
Kimco Realty Corp.	510	12,832
The Macerich Co.	1,900	134,596
Mack-Cali Realty Corp.	2,050	59,491
Prologis, Inc.	4,116	217,284
Public Storage	417	93,199
Simon Property Group, Inc.	94	16,701
SL Green Realty Corp.	100	10,755
Ventas, Inc.	36	2,251
Vornado Realty Trust	265	27,658
Welltower, Inc.	2,374	158,892
Weyerhaeuser Co.	93	2,798

		1,687,211

Savings & Loans — 0.2%
Beneficial Bancorp, Inc.	6,800	125,120
People’s United Financial, Inc.	3,659	70,838

		195,958

		14,516,377

Industrial — 7.5%
Aerospace & Defense — 1.5%
Arconic, Inc.	4,615	85,562
The Boeing Co.	3,396	528,689
General Dynamics Corp.	88	15,194
Harris Corp.	154	15,781
KLX, Inc. (a)	2,900	130,819
L3 Technologies, Inc.	654	99,480
Lockheed Martin Corp.	991	247,691
Northrop Grumman Corp.	653	151,875
Raytheon Co.	186	26,412
Rockwell Collins, Inc.	57	5,287
United Technologies Corp.	4,402	482,547

		1,789,337

Airlines — 0.3%
United Continental Holdings, Inc. (a)	4,800	349,824

Building Materials — 0.2%
Armstrong Flooring, Inc. (a)	10,560	210,250
Martin Marietta Materials, Inc.	80	17,722
Masco Corp.	94	2,972

		230,944

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	2,343	130,622
Energizer Holdings, Inc.	2,100	93,681

		224,303

Electronics — 0.9%
Agilent Technologies, Inc.	1,173	53,442
Allegion PLC	2,200	140,800
Amphenol Corp. Class A	72	4,838

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FLIR Systems, Inc.	435	$15,743
Fortive Corp.	2,736	146,732
Garmin Ltd.	5,400	261,846
Johnson Controls International PLC	1,926	79,332
Kimball Electronics, Inc. (a)	7,900	143,780
Knowles Corp. (a)	5,500	91,905
PerkinElmer, Inc.	1,524	79,476
TE Connectivity Ltd.	500	34,640
Waters Corp. (a)	300	40,317

		1,092,851

Engineering & Construction — 0.3%
Fluor Corp.	2,547	133,768
Jacobs Engineering Group, Inc. (a)	4,624	263,568

		397,336

Environmental Controls — 0.0%
Republic Services, Inc.	87	4,963
Stericycle, Inc. (a)	87	6,703
Waste Management, Inc.	445	31,555

		43,221

Hand & Machine Tools — 0.1%
Snap-on, Inc.	85	14,558
Stanley Black & Decker, Inc.	1,032	118,360

		132,918

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	2,550	236,487

Machinery – Diversified — 0.8%
AGCO Corp.	1,300	75,218
Cummins, Inc.	1,803	246,416
Deere & Co.	2,381	245,338
Flowserve Corp.	91	4,373
The Manitowoc Co., Inc. (a)	5,800	34,684
Rockwell Automation, Inc.	1,386	186,278
Roper Technologies, Inc.	434	79,457
Xylem, Inc.	701	34,714

		906,478

Manufacturing — 2.3%
3M Co.	555	99,106
Danaher Corp.	2,572	200,204
Dover Corp.	603	45,183
Eaton Corp. PLC	1,782	119,554
General Electric Co.	24,986	789,558
Honeywell International, Inc.	2,125	246,181
Illinois Tool Works, Inc.	1,360	166,546
Ingersoll-Rand PLC	3,900	292,656
Leggett & Platt, Inc.	1,595	77,964
Parker Hannifin Corp.	1,860	260,400
Pentair PLC	1,619	90,777
Textron, Inc.	985	47,832
Trinseo SA	4,800	284,640

		2,720,601

	Number of Shares	Value
Packaging & Containers — 0.1%
Ball Corp.	20	$1,501
Sealed Air Corp.	47	2,131
WestRock Co.	2,905	147,487

		151,119

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	254	18,608
CSX Corp.	5,673	203,831
Expeditors International of Washington, Inc.	84	4,449
FedEx Corp.	946	176,145
Norfolk Southern Corp.	983	106,233
Ryder System, Inc.	274	20,397
Union Pacific Corp.	990	102,643
United Parcel Service, Inc. Class B	705	80,821

		713,127

		8,988,546

Technology — 9.3%
Computers — 4.3%
Accenture PLC Class A	1,740	203,806
Apple, Inc.	15,846	1,835,284
Cognizant Technology Solutions Corp. Class A (a)	1,718	96,260
CSRA, Inc.	275	8,756
Hewlett Packard Enterprise Co.	19,163	443,432
HP, Inc.	19,863	294,767
International Business Machines Corp.	4,160	690,518
Lumentum Holdings, Inc. (a)	1,200	46,380
NCR Corp. (a)	7,500	304,200
NetApp, Inc.	7,609	268,369
Science Applications International Corp.	3,600	305,280
Seagate Technology PLC	7,100	271,007
Teradata Corp. (a)	7,698	209,155
Western Digital Corp.	2,620	178,029

		5,155,243

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	12,799	194,417
Xerox Corp.	28,573	249,442

		443,859

Semiconductors — 1.8%
Analog Devices, Inc.	59	4,284
Applied Materials, Inc.	4,867	157,058
Broadcom Ltd.	284	50,203
Intel Corp.	17,211	624,243
KLA-Tencor Corp.	1,198	94,259
Lam Research Corp.	1,563	165,256
Linear Technology Corp.	681	42,460
Microchip Technology, Inc.	24	1,540
Micron Technology, Inc. (a)	9,833	215,539
NVIDIA Corp.	1,185	126,487

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	6,088	$396,938
Skyworks Solutions, Inc.	90	6,719
Texas Instruments, Inc.	2,845	207,600
Xilinx, Inc.	961	58,015

		2,150,601

Software — 2.8%
Activision Blizzard, Inc.	2,300	83,053
Adobe Systems, Inc. (a)	425	43,754
Akamai Technologies, Inc. (a)	2,810	187,371
Autodesk, Inc. (a)	47	3,478
CA, Inc.	6,485	206,028
CDK Global, Inc.	2,850	170,117
Citrix Systems, Inc. (a)	1,145	102,260
The Dun & Bradstreet Corp.	339	41,127
Electronic Arts, Inc. (a)	1,086	85,533
Fidelity National Information Services, Inc.	260	19,666
Fiserv, Inc. (a)	294	31,246
Intuit, Inc.	959	109,911
Microsoft Corp.	29,841	1,854,320
Oracle Corp.	8,588	330,209
Red Hat, Inc. (a)	624	43,493
Salesforce.com, Inc. (a)	1,680	115,013

		3,426,579

		11,176,282

Utilities — 2.0%
Electric — 2.0%
The AES Corp.	17,877	207,731
Ameren Corp.	1,072	56,237
American Electric Power Co., Inc.	1,696	106,780
CenterPoint Energy, Inc.	935	23,038
CMS Energy Corp.	1,110	46,198
Consolidated Edison, Inc.	909	66,975
Dominion Resources, Inc.	362	27,726
DTE Energy Co.	1,912	188,351
Duke Energy Corp.	3,286	255,059
Edison International	334	24,045
Entergy Corp.	3,411	250,606
Eversource Energy	622	34,353
Exelon Corp.	5,723	203,109
FirstEnergy Corp.	466	14,432
NextEra Energy, Inc.	616	73,587
NRG Energy, Inc.	18,920	231,959
PG&E Corp.	323	19,629
Pinnacle West Capital Corp.	250	19,508
PPL Corp.	3,384	115,225
Public Service Enterprise Group, Inc.	1,209	53,051
SCANA Corp.	572	41,916
The Southern Co.	4,234	208,271
WEC Energy Group, Inc.	364	21,349
Xcel Energy, Inc.	1,145	46,602

		2,335,737

	Number of Shares	Value
Gas — 0.0%
NiSource, Inc.	172	$3,808
ONE Gas, Inc.	600	38,376
Sempra Energy	102	10,265

		52,449

		2,388,186

TOTAL COMMON STOCK (Cost $68,125,196)		74,231,622

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	5,000	125,850

TOTAL PREFERRED STOCK (Cost $125,000)		125,850

TOTAL EQUITIES (Cost $68,250,196)		74,357,472

	Principal Amount
BONDS & NOTES — 29.0%

CORPORATE DEBT — 10.9%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$15,000	19,081

Agriculture — 0.1%
Altria Group, Inc. 4.250% 8/09/42	20,000	19,682
Bunge Ltd. Finance Corp. 3.250% 8/15/26	30,000	28,808
Bunge Ltd. Finance Corp. 3.500% 11/24/20	30,000	30,535
Reynolds American, Inc. 3.250% 6/12/20	30,000	30,740
Reynolds American, Inc. 5.850% 8/15/45	30,000	35,524

		145,289

Airlines — 0.2%
American Airlines Group, Inc. (b) 5.500% 10/01/19	87,000	89,827
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	22,135	21,913
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	12,320	12,290

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	$82,114	$83,773
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	27,456	28,006
WestJet Airlines Ltd. (b) 3.500% 6/16/21	22,000	21,991

		257,800

Auto Manufacturers — 0.1%
Ford Motor Co. 5.291% 12/08/46	15,000	15,195
General Motors Financial Co., Inc. 3.200% 7/13/20	80,000	80,240
Hyundai Capital America (b) 2.550% 2/06/19	40,000	40,234

		135,669

Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	28,000	28,560
Lear Corp. 5.375% 3/15/24	20,000	20,925

		49,485

Banks — 0.7%
Associated Banc-Corp. 2.750% 11/15/19	110,000	110,283
Bank of America Corp. 4.183% 11/25/27	90,000	90,057
Bank of America Corp. 4.750% 4/21/45	40,000	40,561
Bank of America Corp. 5.650% 5/01/18	60,000	62,866
The Bank of Nova Scotia 4.500% 12/16/25	40,000	41,091
Discover Bank 2.000% 2/21/18	45,000	44,992
First Horizon National Corp. 3.500% 12/15/20	120,000	121,093
The Goldman Sachs Group, Inc. 3.500% 11/16/26	45,000	43,964
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	9,964
JP Morgan Chase & Co. 3.625% 12/01/27	70,000	67,913
JP Morgan Chase & Co. 3.875% 9/10/24	50,000	50,592
Regions Financial Corp. 7.500% 5/15/18	30,000	32,140
SVB Financial Group 3.500% 1/29/25	85,000	81,900

	Principal Amount	Value
SVB Financial Group 5.375% 9/15/20	$15,000	$16,253
Valley National Bancorp 5.125% 9/27/23	50,000	51,841

		865,510

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	125,000	135,109
Molson Coors Brewing Co. 4.200% 7/15/46	35,000	32,631

		167,740

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	47,572

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	50,000	54,693
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.098% 6/30/17	50,000	50,086
Owens Corning, Inc. 9.000% 6/15/19	10,000	11,402

		116,181

Chemicals — 0.3%
Ashland, Inc. 6.875% 5/15/43	11,000	11,358
CF Industries, Inc. 6.875% 5/01/18	90,000	94,738
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP (b) 3.400% 12/01/26	50,000	49,915
The Dow Chemical Co. 8.550% 5/15/19	15,000	17,191
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	26,896
Monsanto Co. 4.400% 7/15/44	20,000	19,330
RPM International, Inc. 6.125% 10/15/19	50,000	54,908
RPM International, Inc. 6.500% 2/15/18	20,000	20,961
Valspar Corp. 7.250% 6/15/19	25,000	27,605

		322,902

Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	85,000	92,225
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,188

		107,413

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 4.420% 6/15/21	$70,000	$72,432
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 6.020% 6/15/26	15,000	16,250

		88,682

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	10,000	10,190

Diversified Financial — 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	180,000	186,543
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	66,048
Air Lease Corp. 3.000% 9/15/23	90,000	85,985
Air Lease Corp. 3.375% 1/15/19	90,000	91,526
Air Lease Corp. 3.375% 6/01/21	35,000	35,485
Air Lease Corp. 3.875% 4/01/21	60,000	61,645
Air Lease Corp. 5.625% 4/01/17	15,000	15,131
Ally Financial, Inc. 3.250% 11/05/18	95,000	95,119
Ally Financial, Inc. 3.600% 5/21/18	25,000	25,187
Ally Financial, Inc. 4.750% 9/10/18	45,000	46,350
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	78,634
BGC Partners, Inc. 5.125% 5/27/21	100,000	102,905
CIT Group, Inc. 3.875% 2/19/19	55,000	56,169
CIT Group, Inc. (b) 5.500% 2/15/19	30,000	31,650
Citigroup, Inc. 5.500% 9/13/25	175,000	192,327
Citigroup, Inc. 5.875% 1/30/42	20,000	23,695
Citigroup, Inc. 8.125% 7/15/39	15,000	22,289
General Electric Capital Corp. 6.875% 1/10/39	55,000	77,547
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	48,824

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.750% 1/24/22	$40,000	$44,969
The Goldman Sachs Group, Inc. 5.950% 1/15/27	150,000	170,951
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	21,038
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,349
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	235,000	235,441
International Lease Finance Corp. 3.875% 4/15/18	55,000	56,031
International Lease Finance Corp. 8.750% 3/15/17	20,000	20,275
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	43,137
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	53,811
Lazard Group LLC 3.625% 3/01/27	70,000	66,334
Lazard Group LLC 4.250% 11/14/20	90,000	94,208
Legg Mason, Inc. 5.625% 1/15/44	35,000	34,083
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	27,536

		2,241,222

Electric — 0.8%
Appalachian Power Co. 3.400% 6/01/25	90,000	91,145
Duke Energy Corp. 3.750% 9/01/46	35,000	31,507
Entergy Arkansas, Inc. 3.500% 4/01/26	10,000	10,191
Entergy Louisiana LLC 4.950% 1/15/45	40,000	41,059
Florida Power & Light Co. 4.950% 6/01/35	25,000	28,522
IPALCO Enterprises, Inc. 3.450% 7/15/20	200,000	203,500
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	63,855
Metropolitan Edison Co. (b) 4.000% 4/15/25	50,000	50,337
Nevada Power Co. Series N 6.650% 4/01/36	20,000	26,409
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	34,835
NiSource Finance Corp. 5.800% 2/01/42	40,000	46,549
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	30,499

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pennsylvania Electric Co. (b) 4.150% 4/15/25	$70,000	$70,524
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	14,997
PPL Capital Funding, Inc. 5.000% 3/15/44	45,000	47,588
Progress Energy, Inc. 7.000% 10/30/31	5,000	6,483
Puget Energy, Inc. 3.650% 5/15/25	5,000	4,928
Puget Energy, Inc. 6.500% 12/15/20	59,000	66,516
Transelec SA (b) 4.625% 7/26/23	25,000	25,950
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	17,914	18,131
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	38,639
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	51,638

		1,003,802

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	20,000	20,929
Arrow Electronics, Inc. 3.500% 4/01/22	60,000	59,402
Avnet, Inc. 3.750% 12/01/21	5,000	5,031
Avnet, Inc. 4.875% 12/01/22	23,000	23,914
FLIR Systems, Inc. 3.125% 6/15/21	35,000	35,092

		144,368

Engineering & Construction — 0.0%
SBA Tower Trust (b) 2.877% 7/15/21	40,000	39,659

Environmental Controls — 0.1%
Clean Harbors, Inc. 5.250% 8/01/20	36,000	36,855
Republic Services, Inc. 3.800% 5/15/18	30,000	30,834

		67,689

Foods — 0.2%
Ingredion, Inc. 3.200% 10/01/26	40,000	39,148
Kraft Foods, Inc. 6.500% 2/09/40	14,000	17,272
Kraft Heinz Foods Co. 3.000% 6/01/26	95,000	89,189

	Principal Amount	Value
Tyson Foods, Inc. 2.650% 8/15/19	$15,000	$15,143
Tyson Foods, Inc. 4.875% 8/15/34	25,000	25,476

		186,228

Forest Products & Paper — 0.2%
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	255,000	258,188

Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc. 2.451% 11/17/18	50,000	50,428

Health Care – Products — 0.1%
Abbott Laboratories 2.900% 11/30/21	40,000	39,886
Abbott Laboratories 3.750% 11/30/26	25,000	24,827
Abbott Laboratories 4.900% 11/30/46	20,000	20,527
Becton Dickinson & Co. 4.685% 12/15/44	25,000	25,899

		111,139

Health Care – Services — 0.2%
Aetna, Inc. 2.400% 6/15/21	50,000	49,774
Aetna, Inc. 3.200% 6/15/26	60,000	59,356
Aetna, Inc. 4.375% 6/15/46	15,000	15,062
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	15,479
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	61,236

		200,907

Home Builders — 0.2%
Lennar Corp. 4.750% 12/15/17	275,000	279,125

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	60,000	62,238
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	15,050

		77,288

Insurance — 0.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	70,000	72,373
Arch Capital Finance LLC 4.011% 12/15/26	30,000	30,432
Arch Capital Finance LLC 5.031% 12/15/46	30,000	31,452

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AXIS Specialty Finance PLC 2.650% 4/01/19	$20,000	$20,138
Brown & Brown, Inc. 4.200% 9/15/24	16,000	16,118
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	21,000	19,740
CNA Financial Corp. 7.350% 11/15/19	40,000	45,365
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	61,500
CNO Financial Group, Inc. 5.250% 5/30/25	72,000	71,910
MetLife Capital Trust IV (b) 7.875% 12/15/37	70,000	84,385
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	28,000	27,669
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	45,000	46,744
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	25,027
Reinsurance Group of America, Inc. 3.950% 9/15/26	65,000	64,307
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	58,319
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	43,226
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	49,924
Trinity Acquisition PLC 3.500% 9/15/21	40,000	40,390
Trinity Acquisition PLC 4.400% 3/15/26	10,000	10,123
Unum Group 3.000% 5/15/21	25,000	24,927
USF&G Capital I (b) 8.500% 12/15/45	35,000	44,376
Willis North America, Inc. 7.000% 9/29/19	21,000	23,364
Willis Towers Watson PLC 5.750% 3/15/21	55,000	60,100
XLIT Ltd. 4.450% 3/31/25	40,000	39,663
XLIT Ltd. 5.750% 10/01/21	25,000	27,783
XLIT Ltd. 6.375% 11/15/24	55,000	64,196

		1,103,551

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	90,000	97,339

	Principal Amount	Value
Tencent Holdings Ltd. (b) 2.875% 2/11/20	$55,000	$55,219

		152,558

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	130,000	131,816
FS Investment Corp. 4.000% 7/15/19	90,000	90,232

		222,048

Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20	80,000	83,800
ArcelorMittal 6.250% 8/05/20	60,000	65,250
Glencore Funding LLC (b) 4.625% 4/29/24	5,000	5,112
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	30,183
Vale Overseas Ltd. 6.875% 11/21/36	20,000	19,700

		204,045

Lodging — 0.0%
Marriott International, Inc. 6.750% 5/15/18	5,000	5,330

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.250% 2/01/17	25,000	25,000
CNH Industrial Capital LLC 3.375% 7/15/19	50,000	50,125
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	25,313
CNH Industrial Capital LLC 3.875% 10/15/21	95,000	93,456
Xylem, Inc. 3.250% 11/01/26	20,000	19,421
Xylem, Inc. 4.875% 10/01/21	20,000	21,591

		234,906

Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	50,000	50,443
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	43,211

		93,654

Media — 0.2%
21st Century Fox America, Co. 6.900% 8/15/39	25,000	31,394
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	65,000	66,315

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 3.400% 7/15/46	$55,000	$48,032
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,466
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	11,237
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	11,269
Time Warner, Inc. 4.700% 1/15/21	35,000	37,411
Time Warner, Inc. 6.100% 7/15/40	25,000	28,538
Time Warner, Inc. 6.250% 3/29/41	5,000	5,834
Viacom, Inc. 2.250% 2/04/22	35,000	32,891

		279,387

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.375% 10/01/21	80,000	77,671
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,148
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,154

		88,973

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	55,886

Oil & Gas — 0.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	30,000	33,578
ConocoPhillips Co. 2.400% 12/15/22	25,000	24,173
ConocoPhillips Co. 2.875% 11/15/21	93,000	93,709
Encana Corp. 3.900% 11/15/21	27,000	27,194
Encana Corp. 6.500% 5/15/19	23,000	24,753
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	45,000	46,497
Nabors Industries, Inc. (b) 5.500% 1/15/23	10,000	10,412
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	4,838
Petroleos Mexicanos 3.125% 1/23/19	10,000	9,915
Petroleos Mexicanos 5.500% 1/21/21	60,000	61,725
Petroleos Mexicanos 6.375% 1/23/45	15,000	13,650

	Principal Amount	Value
Petroleos Mexicanos (b) 6.500% 3/13/27	$10,000	$10,315
Phillips 66 5.875% 5/01/42	75,000	88,804
Pioneer Natural Resources Co. 4.450% 1/15/26	60,000	63,574
Tesoro Corp. (b) 5.125% 12/15/26	55,000	55,627

		568,764

Packaging & Containers — 0.2%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	95,000	93,050
Brambles USA, Inc. (b) 4.125% 10/23/25	24,000	24,434
Brambles USA, Inc., Series A (b) 5.350% 4/01/20	15,000	16,175
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	72,000	73,440
Graphic Packaging International, Inc. 4.750% 4/15/21	20,000	21,000
Graphic Packaging International, Inc. 4.875% 11/15/22	10,000	10,250

		238,349

Pharmaceuticals — 0.5%
Actavis Funding SCS 3.000% 3/12/20	75,000	76,040
Actavis Funding SCS 4.750% 3/15/45	45,000	44,178
Baxalta, Inc. 3.600% 6/23/22	25,000	25,191
Baxalta, Inc. 4.000% 6/23/25	70,000	70,204
Baxalta, Inc. 5.250% 6/23/45	35,000	37,360
McKesson Corp. 2.284% 3/15/19	20,000	20,075
McKesson Corp. 4.750% 3/01/21	30,000	32,166
McKesson Corp. 4.883% 3/15/44	10,000	10,173
McKesson Corp. 6.000% 3/01/41	30,000	34,710
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	12,602
Mylan NV (b) 3.150% 6/15/21	50,000	49,069
Mylan NV (b) 3.950% 6/15/26	95,000	88,906
Pfizer, Inc. 7.200% 3/15/39	35,000	50,557

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	$15,000	$12,853

		564,084

Pipelines — 0.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	40,106
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	26,230
EnLink Midstream Partners LP 4.850% 7/15/26	15,000	15,131
Enterprise Products Operating Co. 3.700% 2/15/26	75,000	75,272
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	25,076
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	27,396
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,800
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	36,442
Magellan Midstream Partners LP 5.150% 10/15/43	110,000	114,329
MPLX LP 4.875% 12/01/24	25,000	25,742
MPLX LP 4.875% 6/01/25	31,000	31,873
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	40,000	40,578
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	55,000	55,573

		519,548

Real Estate Investment Trusts (REITS) — 0.4%
American Tower Corp. 3.450% 9/15/21	100,000	101,294
American Tower Corp. 4.400% 2/15/26	25,000	25,546
American Tower Corp. 4.500% 1/15/18	60,000	61,583
Boston Properties LP 3.700% 11/15/18	20,000	20,601
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	41,349
DDR Corp. 4.750% 4/15/18	15,000	15,427
Duke Realty LP 3.250% 6/30/26	20,000	19,342
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,051
Healthcare Trust of America Holdings LP 3.500% 8/01/26	40,000	38,225

	Principal Amount	Value
Host Hotels & Resorts LP 4.000% 6/15/25	$25,000	$24,623
ProLogis LP 2.750% 2/15/19	15,000	15,217
Tanger Properties LP 3.125% 9/01/26	75,000	70,451
Weingarten Realty Investors 3.250% 8/15/26	15,000	14,151

		458,860

Retail — 0.4%
Bed Bath & Beyond, Inc. 5.165% 8/01/44	25,000	22,752
CVS Health Corp. 6.125% 9/15/39	10,000	12,242
CVS Pass-Through Trust (b) 5.926% 1/10/34	52,417	59,877
Dollar Tree, Inc. 5.750% 3/01/23	90,000	95,294
The Home Depot, Inc. 5.950% 4/01/41	30,000	38,138
QVC, Inc. 3.125% 4/01/19	35,000	35,364
QVC, Inc. 4.375% 3/15/23	25,000	24,813
QVC, Inc. 4.450% 2/15/25	45,000	43,255
QVC, Inc. 5.125% 7/02/22	10,000	10,352
Tiffany & Co. 4.900% 10/01/44	40,000	37,299
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	49,744
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	25,000	25,332
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	45,000	45,800

		500,262

Semiconductors — 0.1%
Lam Research Corp. 3.800% 3/15/25	75,000	75,082
QUALCOMM, Inc. 3.450% 5/20/25	42,000	42,736

		117,818

Software — 0.2%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	30,000	28,951
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	26,213
Microsoft Corp. 4.450% 11/03/45	64,000	68,187

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oracle Corp. 4.000% 7/15/46	$110,000	$105,214

		228,565

Telecommunications — 0.3%
AT&T, Inc. 4.750% 5/15/46	65,000	61,583
CenturyLink, Inc. 6.150% 9/15/19	30,000	32,100
Cisco Systems, Inc. 5.500% 1/15/40	10,000	12,182
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	32,702
Verizon Communications, Inc. 2.625% 2/21/20	57,000	57,547
Verizon Communications, Inc. 4.862% 8/21/46	55,000	55,731
Verizon Communications, Inc. 5.012% 8/21/54	41,000	40,785
Verizon Communications, Inc. 6.550% 9/15/43	42,000	52,457

		345,087

Transportation — 0.1%
Asciano Finance (b) 4.625% 9/23/20	20,000	20,692
Asciano Finance Ltd. (b) 5.000% 4/07/18	55,000	56,508

		77,200

Trucking & Leasing — 0.1%
GATX Corp. 2.375% 7/30/18	30,000	30,133
GATX Corp. 4.750% 6/15/22	30,000	32,288

		62,421

TOTAL CORPORATE DEBT (Cost $12,942,431)		13,114,853

MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	160,634
State of California BAB 7.550% 4/01/39	25,000	36,991
State of California BAB 7.600% 11/01/40	10,000	15,063
State of Illinois 5.365% 3/01/17	100,000	100,595

		313,283

TOTAL MUNICIPAL OBLIGATIONS (Cost $300,174)		313,283

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.9%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 2.239% 10/20/20	$50,000	$50,000

Automobile ABS — 0.4%
Capital Automotive REIT, Series 2011-1A, Class A (b) 5.610% 11/15/39	93,208	96,102
CPS Auto Trust, Series 2012-D, Class A (b) 1.480% 3/16/20	10,923	10,904
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	30,000	30,117
First Investors Auto Owner Trust, Series 2016-2A, Class B (b) 2.210% 7/15/22	80,000	79,255
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	807	807
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	17,810	17,782
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (b) 2.404% 7/15/20	40,680	40,692
Oscar US Funding Trust V, Series 2016-2A, Class A4 (b) 2.990% 12/15/23	110,000	107,814
Santander Drive Auto Receivables Trust, Series 2015-3, Class C 2.740% 1/15/21	50,000	50,289
Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.970% 3/15/21	50,000	50,400

		484,162

Commercial MBS — 1.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.747% 2/10/51	45,072	45,693
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.814% 2/10/51	45,000	45,835
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.235% 2/10/51	50,388	51,750
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.278% 2/10/51	50,000	51,536

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	$33,535	$34,106
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.887% 6/11/50	120,000	122,322
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	78,492	76,655
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	35,558
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.256% 5/10/48	35,000	31,199
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	101,780
DBRR Trust, Series 2013-EZ3, Class A, VRN (b) 1.636% 12/18/49	4,938	4,934
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.758% 7/10/38	43,068	43,080
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	65,000	65,335
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	60,000	61,903
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	100,000	107,194
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	55,535	55,485
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.275% 1/11/43	27,949	28,762
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	1,589	1,584
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	7,739	7,749
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	101,365	101,644

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 5.969% 2/15/51	$21,372	$21,506
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.969% 2/15/51	50,000	50,550
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	30,236	30,975
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	41,716
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	52,885

		1,271,736

Home Equity ABS — 0.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 1.026% 8/25/35	3,458	3,458
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.416% 11/25/35	13,972	13,919
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.216% 9/25/34	8,868	8,827
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.386% 5/25/36	9,498	9,475
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%, FRN 2.481% 1/25/35	80,000	79,802
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.996% 1/25/36	6,230	6,191
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.401% 4/25/35	10,372	10,407
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.926% 8/25/36	4,861	4,865

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.551% 2/25/35	$23,861	$23,717
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.581% 6/25/35	37,409	37,267
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.476% 3/25/35	51,834	51,831
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 1.126% 1/25/36	26,252	26,155
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.016% 9/25/35	6,629	6,637

		282,551

Other ABS — 4.7%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	45,982	43,108
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.320% 7/28/26	250,000	249,999
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	29,556	28,724
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.203% 10/20/28	250,000	250,038
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	90,000	89,041
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	69,300	70,036
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.331% 8/05/27	250,000	250,272
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	9,423	9,417
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	74,524	75,310

	Principal Amount	Value
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	$38,478	$38,165
Citi Held For Asset Issuance, Series 2015-PM1, Class A (b) 1.850% 12/15/21	4,517	4,514
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 0.956% 11/25/45	8,220	8,222
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	47,188	46,830
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	74,704	71,253
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	58,950	59,279
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	35,101	35,031
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	41,142	40,893
Diamond Resorts Owner Trust, Series 2016-1, Class A (b) 3.080% 11/20/28	193,617	192,427
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	99,000	97,467
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	108,900	103,584
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (b) 2.232% 4/18/26	250,000	250,011
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.330% 7/15/26	250,000	250,472
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (b) 2.810% 4/25/28	88,081	86,398
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	73,726	71,426
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	88,193	88,197
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 2.032% 4/25/25	250,000	249,808

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HERO Funding Trust, Series 2016-4A, Class A1 (b) 3.570% 9/20/47	$130,000	$129,583
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	33,392	33,248
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.380% 7/15/26	250,000	250,069
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.381% 7/20/26	250,000	250,067
Marlette Funding Trust, Series 2016-1A, Class A (b) 3.060% 1/17/23	73,591	73,522
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	62,280	61,934
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.506% 7/25/35	7,364	7,437
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.701% 4/25/35	43,465	43,461
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	14,780	14,770
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (b) 2.833% 10/16/51	320,000	311,545
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (b) 3.107% 12/15/50	150,000	146,489
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.001% 4/20/25	200,000	199,806
Orange Lake Timeshare Trust, Series 2016-A, Class A (b) 2.610% 3/08/29	57,112	56,460
Orange Lake Timeshare Trust, Series 2016-A, Class B (b) 2.910% 3/08/29	47,593	47,054
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	50,000	49,793
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	9,819	9,819

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	$50,730	$49,905
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (b) 3.060% 9/25/28	360,000	359,324
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (b) 3.090% 10/27/25	112,074	111,737
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	108,747	108,886
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.206% 6/25/36	40,000	39,860
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (b) 2.750% 11/15/49	110,000	109,448
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	79,800	80,311
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	39,709	39,511
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	33,862	33,586
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	118,500	119,569
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	49,375	48,509
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	74,063	70,247

		5,615,872

Student Loans ABS — 2.3%
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.687% 7/01/38	19,686	19,382
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 2.256% 7/25/58	100,000	82,798
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 2.016% 1/25/47	35,000	26,727
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 2.431% 10/25/44	149,879	149,879

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (b) 2.756% 4/25/40	$82,692	$82,462
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (b) 2.606% 10/27/36	146,371	146,371
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (b) 2.806% 2/26/35	91,529	91,529
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (b) 2.106% 7/26/66	129,986	129,602
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 4.824% 11/26/40	65,000	69,842
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.943% 6/15/43	50,000	49,778
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (b) 1.933% 8/01/43	50,000	46,310
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.367% 12/01/31	70,826	69,804
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.186% 10/28/41	8,448	8,430
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 1.880% 2/25/42	42,226	41,127
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.996% 11/27/28	14,086	13,986
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 1.456% 2/25/70	89,156	86,765
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.506% 2/25/39	100,000	93,364

	Principal Amount	Value
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (b) 2.006% 6/25/65	$107,617	$109,195
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (b) 2.056% 3/25/66	410,000	410,004
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.256% 10/25/58	40,000	32,689
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (b) 2.370% 12/26/40	100,000	99,970
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (b) 3.600% 12/26/40	100,000	99,883
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.096% 3/23/37	98,007	94,798
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 1.386% 1/25/37	54,607	53,652
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (b) 1.505% 11/25/65	120,000	119,985
Securitized Asset Backed Receivables LLC, Series 2005-HE1, Class A3C, ABS, FRN, 1 mo. USD LIBOR + .660%, FRN 1.416% 10/25/35	5,043	5,046
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.330% 7/15/36	100,000	90,552
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.102% 3/25/44	71,655	59,189
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.950% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 3.024% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2016-A, Class A2A (b) 2.700% 5/15/31	100,000	96,654

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 1.956% 6/25/33	$86,979	$87,925
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 1.932% 10/27/36	100,000	99,205

		2,766,903

WL Collateral CMO — 0.1%
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.256% 7/25/25	31,207	31,242
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 2.935% 2/25/34	5,247	5,184
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.294% 9/25/33	2,039	1,930
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 2.106% 1/25/29	68,033	68,185
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	3,155	3,176
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.936% 8/25/34	16,417	14,852
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 1.006% 8/25/36	512	511
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.137% 7/25/33	1,328	1,352
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	2,193	2,221
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	71	74
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.103% 3/25/34	11,160	11,386
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.967% 4/25/44	23,077	22,724

		162,837

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.372% 6/25/32	$6,512	$6,422

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,727,599)		10,640,483

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	100,000	108,000
Colombia Government International Bond 7.375% 3/18/19	40,000	44,500
Export-Import Bank of Korea 1.750% 2/27/18	10,000	10,000
Mexico Government International Bond 4.750% 3/08/44	123,000	111,844
Poland Government International Bond 6.375% 7/15/19	50,000	55,550
United Mexican States 5.125% 1/15/20	35,000	37,573
United Mexican States 6.750% 9/27/34	35,000	41,475

		408,942

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $416,603)		408,942

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.6%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	135,601	137,712
Series 4290, Class CA 3.500% 12/15/38	85,557	87,776
Series 2617, Class Z 5.500% 5/15/33	67,925	75,643
Series 2693, Class Z 5.500% 10/15/33	123,251	135,066
Series 3423, Class PB 5.500% 3/15/38	26,372	29,105
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	54,314	56,434
Series 2014-48, Class AB 4.000% 10/25/40	118,389	123,140
Series 2007-32, Class Z 5.500% 4/25/37	40,373	44,215
Series 2010-60, Class HJ 5.500% 5/25/40	22,773	24,697

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	$34,173	$37,187
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	28,008	30,723

		781,698

Pass-Through Securities — 6.9%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	232,087	238,750
Pool #Q37468 3.500% 11/01/45	161,998	166,801
Pool #Q41916 3.500% 7/01/46	79,075	81,666
Pool #Q44275 3.500% 11/01/46	49,926	51,578
Pool #Q44277 3.500% 11/01/46	24,963	25,726
Pool #C03537 4.500% 8/01/40	51,292	55,392
Pool #G06057 4.500% 10/01/40	36,844	39,702
Pool #G60485 4.500% 10/01/41	48,138	51,858
Pool #G60469 4.500% 1/01/42	33,172	35,766
Pool #G60342 4.500% 5/01/42	169,482	182,630
Pool #G60172 4.500% 9/01/43	47,988	51,808
Pool #G05253 5.000% 2/01/39	11,101	12,171
Pool #G11431 6.000% 2/01/18	102	103
Pool #G00729 8.000% 6/01/27	14,484	17,100
Pool #554904 9.000% 3/01/17	3	3
Federal Home Loan Mortgage Corp. TBA Pool #4434 4.000% 1/01/43 (c)	250,000	262,236
Federal National Mortgage Association
Pool #725692 2.704% 10/01/33 1 year CMT + 2.144%, FRN	14,926	15,671
Pool #888586 2.749% 10/01/34 1 year CMT + 2.205%, FRN	22,441	23,604
Pool #AS1304 3.500% 12/01/28	60,192	63,037
Pool #AV2325 3.500% 12/01/28	31,023	32,480
Pool #AS6187 3.500% 11/01/45	507,328	522,171

	Principal Amount	Value
Pool #AS6306 3.500% 12/01/45	$167,699	$172,762
Pool #AS6475 3.500% 1/01/46	129,965	134,052
Pool #AS6476 3.500% 1/01/46	140,318	144,599
Pool #AS6477 3.500% 1/01/46	158,306	162,987
Pool #AZ7917 4.000% 3/01/41	18,614	19,688
Pool #AL2441 4.000% 9/01/42	113,503	120,282
Pool #AL8422 4.000% 1/01/43	22,225	23,518
Pool #BC5984 4.000% 4/01/46	23,548	24,767
Pool #AB1466 4.500% 9/01/40	22,378	24,153
Pool #AH6787 4.500% 3/01/41	40,195	43,484
Pool #AL7566 4.500% 10/01/42	38,894	41,956
Pool #AL6997 4.500% 11/01/42	80,555	87,147
Pool #AD6437 5.000% 6/01/40	21,823	23,903
Pool #AD6996 5.000% 7/01/40	156,285	171,181
Pool #AL8173 5.000% 2/01/44	56,050	61,340
Pool #564594 7.000% 1/01/31	7,394	8,557
Pool #253795 7.000% 5/01/31	5,959	6,932
Pool #507061 7.500% 10/01/29	727	855
Pool #527761 7.500% 2/01/30	1,481	1,666
Pool #531196 7.500% 2/01/30	883	1,044
Pool #253183 7.500% 4/01/30	2,266	2,670
Pool #253265 7.500% 5/01/30	1,476	1,721
Pool #535248 8.000% 4/01/30	150	178
Pool #539460 8.000% 5/01/30	1,172	1,412
Pool #190317 8.000% 8/01/31	1,738	2,079
Federal National Mortgage Association TBA
Pool #3348 2.500% 3/01/29 (c)	2,450,000	2,455,551

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #4241 3.000% 5/01/44 (c)	$534,000	$530,913
Pool #1963 3.500% 1/01/44 (c)	800,000	820,000
Pool #9174 4.000% 12/01/42 (c)	425,000	446,781
Pool #3534 4.500% 7/01/40 (c)	175,000	187,913
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	204,395	213,657
Pool #351528 7.000% 8/15/23	2,005	2,093
Pool #352049 7.000% 10/15/23	776	869
Pool #588012 7.000% 7/15/32	3,234	3,810
Government National Mortgage Association II
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	21,832	22,663
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	24,806	25,594
Pool #784026 3.500% 12/20/44	56,359	58,688
Government National Mortgage Association II TBA Pool #307 2.500% 6/01/45 (c)	375,000	364,219

		8,345,937

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $9,180,089)		9,127,635

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bonds & Notes — 1.0%
U.S. Treasury Bond 2.500% 5/15/46	155,000	137,750
U.S. Treasury Bond (d) (e) 3.500% 2/15/39	625,000	683,264
U.S. Treasury Inflation Index 0.125% 7/15/26	363,017	351,038

		1,172,052

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,245,039)		1,172,052

TOTAL BONDS & NOTES (Cost $34,811,935)		34,777,248

	Number of Shares	Value
MUTUAL FUNDS — 8.4%
Diversified Financial — 8.4%
iShares China Large-Cap ETF	2,800	$97,188
iShares MSCI Australia Index Fund	7,000	141,610
iShares MSCI EAFE Index Fund	58,430	3,373,164
iShares MSCI France Index Fund	8,500	209,695
iShares MSCI Germany Index Fund	7,200	190,656
iShares MSCI Italy Capped ETF	2,900	70,209
iShares MSCI Japan ETF	10,300	503,258
iShares MSCI Singapore Capped ETF	1,150	22,919
iShares MSCI South Korea Capped Index Fund	1,800	95,796
iShares MSCI Spain Index Fund	3,400	90,134
iShares MSCI Sweden Index Fund	2,100	60,333
iShares MSCI Switzerland Capped Index Fund	6,400	188,544
iShares MSCI Turkey Investable Market Index Fund	1,700	55,199
iShares MSCI United Kingdom ETF	10,500	322,245
Vanguard FTSE Developed Markets ETF	74,840	2,734,654
Vanguard MSCI Emerging Markets ETF	55,800	1,996,524

		10,152,128

TOTAL MUTUAL FUNDS (Cost $10,650,275)		10,152,128

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (f)	3,821	3,859
Safeway PDC LLC Contingent Value (a) (f)	3,821	191

		4,050

		4,050

TOTAL RIGHTS (Cost $4,050)		4,050

TOTAL LONG-TERM INVESTMENTS (Cost $113,716,456)		119,290,898

	Principal Amount
SHORT-TERM INVESTMENTS — 4.3%
Commercial Paper — 4.2%
CDP Financial, Inc. (b) 0.770% 1/25/17	$621,000	620,751

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. (b) 1.014% 1/05/17	$555,000	$554,928
Edison International (b) 0.880% 1/03/17	515,000	514,956
Exelon Generation Co. LLC (b) 1.070% 1/05/17	920,000	919,881
The Kroger Co. (b) 0.850% 1/03/17	765,000	764,935
McKesson Corp. (b) 1.070% 1/23/17	930,000	929,444
So.carolina El & Gas 1.015% 1/19/17	805,000	804,615

		5,109,510

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (g)	119,160	119,160

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	2,437	2,437

TOTAL SHORT-TERM INVESTMENTS (Cost $5,230,898)		5,231,107

TOTAL INVESTMENTS — 103.6% (Cost $118,947,354) (h)		124,522,005

Other Assets/ (Liabilities) — (3.6)%		(4,352,469)

NET ASSETS — 100.0%		$120,169,536

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $14,400,062 or 11.98% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $4,050 or 0.00% of net assets.
(g)	Maturity value of $119,160. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $126,745.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 3.8%
Chemicals — 1.5%
Eastman Chemical Co.	13,170	$990,516

Iron & Steel — 1.2%
Nucor Corp.	14,180	843,993

Mining — 1.1%
Goldcorp, Inc.	54,480	740,928

		2,575,437

Communications — 7.0%
Advertising — 1.0%
Nielsen Holdings PLC	15,940	668,683

Internet — 0.8%
Alphabet, Inc. Class A (a)	650	515,092

Media — 3.6%
Comcast Corp. Class A	18,850	1,301,592
DISH Network Corp. Class A (a)	7,950	460,544
The Walt Disney Co.	6,690	697,232

		2,459,368

Telecommunications — 1.6%
T-Mobile US, Inc. (a)	18,670	1,073,712

		4,716,855

Consumer, Cyclical — 6.9%
Airlines — 2.5%
Delta Air Lines, Inc.	22,189	1,091,477
Southwest Airlines Co.	11,510	573,658

		1,665,135

Auto Parts & Equipment — 0.3%
Adient PLC (a)	3,631	212,777

Home Furnishing — 0.9%
Whirlpool Corp.	3,350	608,929

Leisure Time — 0.6%
Carnival Corp.	8,330	433,660

Retail — 2.6%
Wal-Mart Stores, Inc.	7,400	511,488
Walgreens Boots Alliance, Inc.	14,970	1,238,917

		1,750,405

		4,670,906

Consumer, Non-cyclical — 13.1%
Beverages — 0.9%
The Coca-Cola Co.	14,070	583,342

Biotechnology — 1.5%
Amgen, Inc.	5,074	741,870
Gilead Sciences, Inc.	3,910	279,995

		1,021,865

	Number of Shares	Value
Cosmetics & Personal Care — 1.7%
The Procter & Gamble Co.	13,710	$1,152,737

Foods — 0.5%
The Kroger Co.	9,990	344,755

Health Care – Products — 1.4%
Zimmer Biomet Holdings, Inc.	9,070	936,024

Health Care – Services — 3.0%
Thermo Fisher Scientific, Inc.	2,590	365,449
UnitedHealth Group, Inc.	10,370	1,659,615

		2,025,064

Pharmaceuticals — 4.1%
Cardinal Health, Inc.	7,850	564,964
Pfizer, Inc.	37,410	1,215,077
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	27,120	983,100

		2,763,141

		8,826,928

Energy — 13.5%
Oil & Gas — 10.0%
Apache Corp.	13,173	836,090
Chevron Corp.	17,737	2,087,645
Concho Resources, Inc. (a)	5,216	691,642
ConocoPhillips	12,191	611,257
Hess Corp.	12,900	803,541
Newfield Exploration Co. (a)	7,370	298,485
Phillips 66	5,900	509,819
Suncor Energy, Inc.	29,280	957,163

		6,795,642

Oil & Gas Services — 2.3%
Halliburton Co.	15,658	846,941
Schlumberger Ltd.	8,211	689,313

		1,536,254

Pipelines — 1.2%
Enbridge, Inc. (b)	18,976	799,269

		9,131,165

Financial — 26.1%
Banks — 7.6%
Bank of America Corp.	161,900	3,577,990
The Bank of New York Mellon Corp.	14,860	704,067
Citigroup, Inc.	3,590	213,354
KeyCorp	37,650	687,865

		5,183,276

Diversified Financial — 9.4%
Ally Financial, Inc.	34,650	659,043
Ameriprise Financial, Inc.	2,910	322,835
JP Morgan Chase & Co.	40,110	3,461,092
Nasdaq, Inc.	14,720	988,007
Synchrony Financial	25,060	908,926

		6,339,903

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 7.2%
American International Group, Inc.	34,630	$2,261,685
Aon PLC	5,418	604,270
MetLife, Inc.	29,120	1,569,277
XL Group Ltd.	12,220	455,317

		4,890,549

Real Estate Investment Trusts (REITS) — 1.9%
Crown Castle International Corp.	3,290	285,473
Digital Realty Trust, Inc.	3,320	326,223
HCP, Inc.	21,790	647,599

		1,259,295

		17,673,023

Industrial — 15.4%
Aerospace & Defense — 1.6%
Lockheed Martin Corp.	4,394	1,098,236

Electronics — 3.5%
Johnson Controls International PLC	36,313	1,495,733
TE Connectivity Ltd.	12,533	868,286

		2,364,019

Environmental Controls — 0.6%
Waste Management, Inc.	5,653	400,854

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	5,504	510,441

Manufacturing — 5.4%
Danaher Corp.	10,315	802,920
Eaton Corp. PLC	19,970	1,339,787
Parker Hannifin Corp.	6,704	938,560
Pentair PLC	10,710	600,510

		3,681,777

Packaging & Containers — 0.6%
WestRock Co.	8,680	440,684

Transportation — 2.9%
FedEx Corp.	3,540	659,148
XPO Logistics, Inc. (a) (b)	29,790	1,285,736

		1,944,884

		10,440,895

Technology — 9.6%
Computers — 3.5%
Apple, Inc.	8,244	954,820
Synopsys, Inc. (a)	14,109	830,456
Western Digital Corp.	8,334	566,295

		2,351,571

Semiconductors — 3.9%
Broadcom Ltd.	6,946	1,227,844
Micron Technology, Inc. (a)	14,755	323,430
NXP Semiconductor NV (a)	4,870	477,309
Texas Instruments, Inc.	8,620	629,001

		2,657,584

	Number of Shares	Value
Software — 2.2%
First Data Corp. Class A (a)	33,190	$470,966
Microsoft Corp.	15,918	989,145

		1,460,111

		6,469,266

Utilities — 2.8%
Electric — 2.8%
Edison International	26,523	1,909,391

TOTAL COMMON STOCK (Cost $57,287,738)		66,413,866

TOTAL EQUITIES (Cost $57,287,738)		66,413,866

MUTUAL FUNDS — 3.1%
Diversified Financial — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)	2,112,819	2,112,819

TOTAL MUTUAL FUNDS (Cost $2,112,819)		2,112,819

TOTAL LONG-TERM INVESTMENTS (Cost $59,400,557)		68,526,685

	Principal Amount

SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (d)	$959,387	959,387

TOTAL SHORT-TERM INVESTMENTS (Cost $959,387)		959,387

TOTAL INVESTMENTS — 102.7% (Cost $60,359,944) (e)		69,486,072

Other Assets/ (Liabilities) — (2.7)%		(1,830,674)

NET ASSETS — 100.0%		$67,655,398

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $2,064,141

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

or 3.05% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $959,388. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $982,101.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.3%

COMMON STOCK — 100.3%
Basic Materials — 2.8%
Chemicals — 1.8%
Cabot Corp.	600	$30,324
Celanese Corp. Series A	5,300	417,322
The Dow Chemical Co.	14,110	807,374
Eastman Chemical Co.	2,800	210,588
FMC Corp.	3,600	203,616
Huntsman Corp.	26,900	513,252
LyondellBasell Industries NV Class A	5,700	488,946
The Mosaic Co.	11,600	340,228
Platform Specialty Products Corp. (a)	47,900	469,899
Westlake Chemical Corp.	4,460	249,716

		3,731,265

Forest Products & Paper — 0.2%
Domtar Corp.	10,337	403,453
International Paper Co.	2,000	106,120

		509,573

Iron & Steel — 0.7%
Nucor Corp.	5,600	333,312
Reliance Steel & Aluminum Co.	4,500	357,930
Steel Dynamics, Inc.	7,300	259,734
United States Steel Corp.	14,590	481,616

		1,432,592

Mining — 0.1%
Freeport-McMoRan, Inc. (a)	31	409
Newmont Mining Corp.	6,500	221,455

		221,864

		5,895,294

Communications — 7.4%
Internet — 0.7%
Amazon.com, Inc. (a)	300	224,961
FireEye, Inc. (a)	27,100	322,490
Symantec Corp.	19,900	475,411
Yahoo!, Inc. (a)	10,300	398,301

		1,421,163

Media — 0.8%
Comcast Corp. Class A	900	62,145
Discovery Communications, Inc. Series A (a)	12,400	339,884
Discovery Communications, Inc. Series C (a)	400	10,712
DISH Network Corp. Class A (a)	2,700	156,411
Graham Holdings Co. Class B	6	3,072
John Wiley & Sons, Inc. Class A	1,400	76,300
News Corp. Class A	24,000	275,040
TEGNA, Inc.	11,255	240,744

	Number of Shares	Value
Time Warner, Inc.	2,190	$211,401
Viacom, Inc. Class B	7,800	273,780

		1,649,489

Telecommunications — 5.9%
ARRIS International PLC (a)	1,200	36,156
AT&T, Inc.	88,014	3,743,235
CenturyLink, Inc.	27,107	644,604
Cisco Systems, Inc.	77,700	2,348,094
Corning, Inc.	25,300	614,031
EchoStar Corp. Class A (a)	12,200	626,958
Frontier Communications Corp.	153,741	519,645
Juniper Networks, Inc.	1,400	39,564
Level 3 Communications, Inc. (a)	3,300	185,988
Motorola Solutions, Inc.	5,800	480,762
Sprint Corp. (a)	51,000	429,420
T-Mobile US, Inc. (a)	7,950	457,204
Telephone & Data Systems, Inc.	19,518	563,485
United States Cellular Corp. (a)	100	4,372
Verizon Communications, Inc.	30,800	1,644,104

		12,337,622

		15,408,274

Consumer, Cyclical — 8.5%
Airlines — 1.3%
Alaska Air Group, Inc.	3,900	346,047
American Airlines Group, Inc.	17,100	798,399
Copa Holdings SA Class A	6,500	590,395
Delta Air Lines, Inc.	11,500	565,685
JetBlue Airways Corp. (a)	7,800	174,876
Spirit Airlines, Inc. (a)	5,500	318,230

		2,793,632

Apparel — 0.3%
Ralph Lauren Corp.	5,700	514,824

Auto Manufacturers — 1.6%
Ford Motor Co.	97,200	1,179,036
General Motors Co.	38,000	1,323,920
Oshkosh Corp.	7,700	497,497
PACCAR, Inc.	6,400	408,960

		3,409,413

Auto Parts & Equipment — 0.3%
Adient PLC (a)	9,062	531,033

Automotive & Parts — 0.7%
Allison Transmission Holdings, Inc.	13,100	441,339
The Goodyear Tire & Rubber Co.	11,900	367,353
Lear Corp.	4,180	553,307

		1,361,999

Distribution & Wholesale — 0.0%
WESCO International, Inc. (a)	1,200	79,860

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.4%
International Game Technology PLC	17,100	$436,392
Regal Entertainment Group Class A	24,000	494,400

		930,792

Home Builders — 0.0%
D.R. Horton, Inc.	600	16,398
Lennar Corp.	100	3,450

		19,848

Home Furnishing — 0.1%
Whirlpool Corp.	1,010	183,588

Leisure Time — 0.0%
Brunswick Corp.	500	27,270

Lodging — 0.4%
Hyatt Hotels Corp. Class A (a)	100	5,526
Marriott International, Inc. Class A	3,360	277,805
MGM Resorts International (a)	8,600	247,938
Wynn Resorts Ltd.	3,000	259,530

		790,799

Retail — 3.4%
Best Buy Co., Inc.	12,300	524,841
Burlington Stores, Inc. (a)	1,300	110,175
CVS Health Corp.	2,580	203,588
Dillard’s, Inc. Class A	2,320	145,441
Foot Locker, Inc.	3,400	241,026
GameStop Corp. Class A	5,500	138,930
The Gap, Inc.	9,200	206,448
The Home Depot, Inc.	3,380	453,190
JC Penney Co., Inc. (a)	700	5,817
Kohl’s Corp.	13,500	666,630
Macy’s, Inc.	7,744	277,313
Nu Skin Enterprises, Inc. Class A	12,200	582,916
O’Reilly Automotive, Inc. (a)	1,030	286,762
Penske Automotive Group, Inc.	4,500	233,280
PVH Corp.	9,500	857,280
Staples, Inc.	28,400	257,020
Target Corp.	7,200	520,056
Urban Outfitters, Inc. (a)	300	8,544
Wal-Mart Stores, Inc.	10,300	711,936
Walgreens Boots Alliance, Inc.	4,639	383,923
The Wendy’s Co.	1,300	17,576
World Fuel Services Corp.	3,500	160,685

		6,993,377

		17,636,435

Consumer, Non-cyclical — 14.6%
Agriculture — 0.4%
Archer-Daniels-Midland Co.	15,500	707,575
Philip Morris International, Inc.	920	84,171
Reynolds American, Inc.	1,500	84,060

		875,806

	Number of Shares	Value
Beverages — 0.5%
The Coca-Cola Co.	18,800	$779,448
Molson Coors Brewing Co. Class B	260	25,301
PepsiCo, Inc.	2,910	304,473

		1,109,222

Commercial Services — 0.6%
Herc Holdings, Inc. (a)	7,000	281,120
Hertz Global Holdings, Inc. (a)	300	6,468
LSC Communications, Inc.	1,175	34,874
ManpowerGroup, Inc.	6,700	595,429
Paychex, Inc.	300	18,264
Quanta Services, Inc. (a)	2,100	73,185
RR Donnelley & Sons Co.	3,133	51,131
United Rentals, Inc. (a)	1,500	158,370

		1,218,841

Cosmetics & Personal Care — 1.9%
Colgate-Palmolive Co.	4,100	268,304
Edgewell Personal Care Co. (a)	780	56,932
The Procter & Gamble Co.	43,910	3,691,953

		4,017,189

Foods — 1.5%
Conagra Brands, Inc.	7,600	300,580
Ingredion, Inc.	160	19,994
The J.M. Smucker Co.	2,630	336,798
The Kraft Heinz Co.	6,500	567,580
Lamb Weston Holdings, Inc. (a)	2,533	95,874
Mondelez International, Inc. Class A	20,450	906,548
Pilgrim’s Pride Corp.	18,300	347,517
Pinnacle Foods, Inc.	1,900	101,555
Post Holdings, Inc. (a)	4,500	361,755
Tyson Foods, Inc. Class A	700	43,176

		3,081,377

Health Care – Products — 3.6%
Abbott Laboratories	25,700	987,137
Baxter International, Inc.	12,400	549,816
Johnson & Johnson	43,340	4,993,201
Medtronic PLC	8,269	589,001
Teleflex, Inc.	1,740	280,401
Zimmer Biomet Holdings, Inc.	120	12,384

		7,411,940

Health Care – Services — 1.8%
Aetna, Inc.	4,631	574,290
Anthem, Inc.	4,230	608,147
Cigna Corp.	2,290	305,463
DaVita, Inc. (a)	2,500	160,500
DENTSPLY SIRONA, Inc.	2,200	127,006
HCA Holdings, Inc. (a)	5,900	436,718
LifePoint Health, Inc. (a)	6,300	357,840
Quest Diagnostics, Inc.	700	64,330
Thermo Fisher Scientific, Inc.	3,200	451,520

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	2,370	$379,295
WellCare Health Plans, Inc. (a)	2,590	355,037

		3,820,146

Household Products — 0.2%
Avery Dennison Corp.	2,300	161,506
The Clorox Co.	960	115,219
Kimberly-Clark Corp.	270	30,813

		307,538

Pharmaceuticals — 4.1%
Allergan PLC (a)	4,010	842,140
Cardinal Health, Inc.	2,700	194,319
Endo International PLC (a)	53,300	877,851
Express Scripts Holding Co. (a)	12,000	825,480
Mallinckrodt PLC (a)	9,060	451,369
Mead Johnson Nutrition Co.	2,900	205,204
Merck & Co., Inc.	48,428	2,850,956
Mylan NV (a)	1,900	72,485
Pfizer, Inc.	59,515	1,933,047
Quintiles IMS Holdings, Inc. (a)	2,500	190,125
United Therapeutics Corp. (a)	550	78,887
VWR Corp. (a)	1,800	45,054

		8,566,917

		30,408,976

Energy — 10.7%
Coal — 0.2%
CONSOL Energy, Inc.	22,900	417,467

Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	18,700	600,083

Oil & Gas — 8.4%
Apache Corp.	1,328	84,288
Chevron Corp.	36,205	4,261,328
ConocoPhillips	2,848	142,799
Devon Energy Corp.	6,450	294,572
Ensco PLC Class A	53,600	520,992
EQT Corp.	500	32,700
Exxon Mobil Corp.	68,190	6,154,829
Helmerich & Payne, Inc.	1,300	100,620
Hess Corp.	1,200	74,748
Marathon Oil Corp.	19,700	341,007
Marathon Petroleum Corp.	6,240	314,184
Murphy USA, Inc. (a)	4,100	252,027
Nabors Industries Ltd.	1,000	16,400
Noble Corp. PLC	8,500	50,320
Noble Energy, Inc.	80	3,045
Occidental Petroleum Corp.	6,230	443,763
PBF Energy, Inc. Class A	2,300	64,124
Phillips 66	4,600	397,486
Pioneer Natural Resources Co.	1,720	309,720
QEP Resources, Inc.	29,600	544,936
Rice Energy, Inc. (a)	13,000	277,550

	Number of Shares	Value
Rowan Cos. PLC Class A	29,200	$551,588
SM Energy Co.	17,800	613,744
Tesoro Corp.	2,650	231,743
Valero Energy Corp.	16,064	1,097,492
Whiting Petroleum Corp. (a)	24,500	294,490
WPX Energy, Inc. (a)	66	962

		17,471,457

Oil & Gas Services — 1.8%
Baker Hughes, Inc.	9,303	604,416
FMC Technologies, Inc. (a)	17,400	618,222
Frank’s International NV	21,400	263,434
Halliburton Co.	10,100	546,309
HollyFrontier Corp.	3,300	108,108
National Oilwell Varco, Inc.	7,400	277,056
Oceaneering International, Inc.	10,000	282,100
Schlumberger Ltd.	6,740	565,823
Superior Energy Services, Inc.	500	8,440
Targa Resources Corp.	900	50,463
Transocean Ltd. (a)	28,700	423,038

		3,747,409

Pipelines — 0.0%
National Fuel Gas Co.	1,150	65,136

		22,301,552

Financial — 32.6%
Banks — 11.0%
Associated Banc-Corp.	7,350	181,545
Bank of America Corp.	217,673	4,810,573
Bank of Hawaii Corp.	820	72,726
The Bank of New York Mellon Corp.	22,650	1,073,157
BB&T Corp.	16,119	757,915
Capital One Financial Corp.	9,350	815,694
Citigroup, Inc.	65,371	3,884,999
Citizens Financial Group, Inc.	13,600	484,568
Commerce Bancshares, Inc.	4,316	249,508
East West Bancorp, Inc.	6,400	325,312
Fifth Third Bancorp	25,760	694,747
First Horizon National Corp.	6,616	132,386
Huntington Bancshares, Inc.	7,871	104,055
KeyCorp	15,096	275,804
M&T Bank Corp.	5	782
PacWest Bancorp	3,800	206,872
The PNC Financial Services Group, Inc.	7,616	890,767
Popular, Inc.	4,500	197,190
Regions Financial Corp.	56,860	816,510
State Street Corp.	9,800	761,656
SunTrust Banks, Inc.	7,000	383,950
SVB Financial Group (a)	70	12,016
Synovus Financial Corp.	6,571	269,937
TCF Financial Corp.	2,900	56,811
U.S. Bancorp	14,290	734,077

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co.	75,553	$4,163,726
Zions Bancorp	13,050	561,672

		22,918,955

Commercial Services — 0.1%
CoreLogic, Inc. (a)	5,600	206,248

Diversified Financial — 7.4%
Air Lease Corp.	8,600	295,238
Ally Financial, Inc.	14,300	271,986
American Express Co.	17,400	1,288,992
Ameriprise Financial, Inc.	60	6,656
BlackRock, Inc.	440	167,438
CIT Group, Inc.	1,900	81,092
Discover Financial Services	5,500	396,495
E*TRADE Financial Corp. (a)	10,500	363,825
FNF Group	2,557	86,836
Franklin Resources, Inc.	9,800	387,884
The Goldman Sachs Group, Inc.	6,550	1,568,397
Intercontinental Exchange, Inc.	35	1,975
JP Morgan Chase & Co.	70,627	6,094,404
Lazard Ltd. Class A	6,500	267,085
Legg Mason, Inc.	14,000	418,740
MasterCard, Inc. Class A	3,600	371,700
Morgan Stanley	37,100	1,567,475
Navient Corp.	48,800	801,784
Raymond James Financial, Inc.	1,900	131,613
Santander Consumer USA Holdings, Inc. (a)	36,000	486,000
SLM Corp. (a)	8,000	88,160
Synchrony Financial	7,200	261,144

		15,404,919

Diversified Financial Services — 0.1%
Voya Financial, Inc.	4,200	164,724

Insurance — 8.0%
Aflac, Inc.	9,200	640,320
Alleghany Corp. (a)	85	51,690
Allied World Assurance Co Holdings AG	2,815	151,194
The Allstate Corp.	5,000	370,600
American Financial Group, Inc.	1,300	114,556
American International Group, Inc.	13,402	875,285
American National Insurance Co.	2,840	353,892
AmTrust Financial Services, Inc.	900	24,642
Arch Capital Group Ltd. (a)	4,100	353,789
Aspen Insurance Holdings Ltd.	600	33,000
Assurant, Inc.	190	17,643
Assured Guaranty Ltd.	17,700	668,529
Axis Capital Holdings Ltd.	8,300	541,741
Berkshire Hathaway, Inc. Class B (a)	22,150	3,610,007
Chubb Ltd.	7,651	1,010,850
Cincinnati Financial Corp.	2,820	213,615
CNA Financial Corp.	12,500	518,750

	Number of Shares	Value
Endurance Specialty Holdings Ltd.	1,600	$147,840
Everest Re Group Ltd.	1,560	337,584
First American Financial Corp.	3,400	124,542
The Hanover Insurance Group, Inc.	300	27,303
The Hartford Financial Services Group, Inc.	7,590	361,663
Lincoln National Corp.	6,298	417,368
Loews Corp.	9,320	436,456
Markel Corp. (a)	5	4,522
Marsh & McLennan Cos., Inc.	300	20,277
Mercury General Corp.	90	5,419
MetLife, Inc.	22,040	1,187,736
Old Republic International Corp.	11,700	222,300
Principal Financial Group, Inc.	7,000	405,020
The Progressive Corp.	800	28,400
Prudential Financial, Inc.	10,610	1,104,077
Reinsurance Group of America, Inc.	4,590	577,560
RenaissanceRe Holdings Ltd.	440	59,937
Torchmark Corp.	890	65,646
The Travelers Cos., Inc.	5,799	709,913
Unum Group	9,000	395,370
Validus Holdings Ltd.	7,700	423,577
W.R. Berkley Corp.	900	59,859
White Mountains Insurance Group Ltd.	33	27,590
XL Group Ltd.	550	20,493

		16,720,555

Real Estate — 0.0%
WP Carey, Inc.	100	5,909

Real Estate Investment Trusts (REITS) — 6.0%
AGNC Investment Corp.	49,500	897,435
Alexandria Real Estate Equities, Inc.	1,600	177,808
American Campus Communities, Inc.	100	4,977
Annaly Capital Management, Inc.	62,760	625,717
Apartment Investment & Management Co. Class A	100	4,545
Apple Hospitality REIT, Inc.	2,600	51,948
AvalonBay Communities, Inc.	1,464	259,348
Boston Properties, Inc.	1,050	132,069
Brandywine Realty Trust	2,000	33,020
Camden Property Trust	4,700	395,129
Care Capital Properties, Inc.	14,500	362,500
Chimera Investment Corp.	49,220	837,724
Communications Sales & Leasing, Inc.	72	1,830
CoreCivic, Inc.	11,705	286,304
Corporate Office Properties Trust	2,700	84,294
DCT Industrial Trust, Inc.	1,300	62,244
Duke Realty Corp.	9,600	254,976
EPR Properties	3,400	244,018
Equity Commonwealth (a)	2,167	65,530
Equity Residential	7,600	489,136

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Essex Property Trust, Inc.	523	$121,597
General Growth Properties, Inc.	10,400	259,792
HCP, Inc.	7,800	231,816
Highwoods Properties, Inc.	3,400	173,434
Hospitality Properties Trust	4,540	144,100
Host Hotels & Resorts, Inc.	13,503	254,397
Kilroy Realty Corp.	3,100	226,982
Kimco Realty Corp.	6,100	153,476
Liberty Property Trust	1,770	69,915
The Macerich Co.	3,982	282,085
MFA Financial, Inc.	101,300	772,919
Mid-America Apartment Communities, Inc.	313	30,649
National Retail Properties, Inc.	300	13,260
Omega Healthcare Investors, Inc.	4,700	146,922
Piedmont Office Realty Trust, Inc. Class A	2,400	50,184
Prologis, Inc.	8,985	474,318
Quality Care Properties, Inc. (a)	17,160	265,980
Rayonier, Inc.	15,900	422,940
Realty Income Corp.	2,700	155,196
Retail Properties of America, Inc. Class A	4,200	64,386
Senior Housing Properties Trust	22,000	416,460
Spirit Realty Capital, Inc.	16,100	174,846
Starwood Property Trust, Inc.	19,700	432,415
Tanger Factory Outlet Centers, Inc.	6,500	232,570
Two Harbors Investment Corp.	93,000	810,960
Ventas, Inc.	3,300	206,316
Vornado Realty Trust	138	14,403
Weingarten Realty Investors	4,400	157,476
Welltower, Inc.	7,100	475,203

		12,505,549

Savings & Loans — 0.0%
New York Community Bancorp, Inc.	90	1,432
People’s United Financial, Inc.	4,200	81,312

		82,744

		68,009,603

Industrial — 11.2%
Aerospace & Defense — 1.7%
General Dynamics Corp.	1,170	202,012
Harris Corp.	2,638	270,316
L3 Technologies, Inc.	2,150	327,036
Northrop Grumman Corp.	810	188,390
Raytheon Co.	1,400	198,800
Spirit AeroSystems Holdings, Inc. Class A	11,700	682,695
United Technologies Corp.	14,980	1,642,108

		3,511,357

Airlines — 0.3%
United Continental Holdings, Inc. (a)	9,400	685,072

	Number of Shares	Value
Building Materials — 0.3%
Lennox International, Inc.	600	$91,902
Martin Marietta Materials, Inc.	30	6,646
Owens Corning, Inc.	9,800	505,288
USG Corp. (a)	4,900	141,512

		745,348

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	4,400	245,300
Energizer Holdings, Inc.	13,400	597,774

		843,074

Electronics — 1.0%
Agilent Technologies, Inc.	5,000	227,800
Arrow Electronics, Inc. (a)	3,800	270,940
Avnet, Inc.	3,600	171,396
Dolby Laboratories, Inc. Class A	6,200	280,178
Fortive Corp.	1,400	75,082
Garmin Ltd.	6,900	334,581
Jabil Circuit, Inc.	19,500	461,565
Johnson Controls International PLC	8,929	367,786
PerkinElmer, Inc.	10	521
Trimble, Inc. (a)	500	15,075

		2,204,924

Engineering & Construction — 1.0%
AECOM (a)	16,511	600,340
Chicago Bridge & Iron Co. NV	15,900	504,825
Fluor Corp.	6,200	325,624
Jacobs Engineering Group, Inc. (a)	6,000	342,000
KBR, Inc.	15,400	257,026

		2,029,815

Environmental Controls — 0.2%
Republic Services, Inc.	3,290	187,695
Waste Management, Inc.	2,340	165,929

		353,624

Hand & Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	3,600	276,012
Regal Beloit Corp.	10,600	734,050
Stanley Black & Decker, Inc.	1,635	187,518

		1,197,580

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	7,100	658,454
Ingersoll-Rand PLC	6,600	495,264
Terex Corp.	13,800	435,114

		1,588,832

Machinery – Diversified — 1.0%
AGCO Corp.	1,666	96,395
Cummins, Inc.	5,850	799,519
Deere & Co.	6,100	628,544
IDEX Corp.	100	9,006
Rockwell Automation, Inc.	2,670	358,848

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Roper Technologies, Inc.	160	$29,293
Xylem, Inc.	1,700	84,184

		2,005,789

Manufacturing — 2.8%
Carlisle Cos., Inc.	1,000	110,290
Colfax Corp. (a)	11,500	413,195
Crane Co.	20	1,442
Danaher Corp.	5,700	443,688
Dover Corp.	1,000	74,930
Eaton Corp. PLC	5,072	340,281
General Electric Co.	116,090	3,668,444
Parker Hannifin Corp.	3,430	480,200
Pentair PLC	319	17,886
Trinity Industries, Inc.	8,800	244,288

		5,794,644

Metal Fabricate & Hardware — 0.3%
The Timken Co.	14,900	591,530
Valmont Industries, Inc.	780	109,902

		701,432

Packaging & Containers — 0.1%
Bemis Co., Inc.	2,160	103,291
Graphic Packaging Holding Co.	1,400	17,472
WestRock Co.	40	2,031

		122,794

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	130	23,945

Transportation — 0.7%
CSX Corp.	25,300	909,029
FedEx Corp.	220	40,964
Norfolk Southern Corp.	5,100	551,157
Ryder System, Inc.	90	6,699

		1,507,849

		23,316,079

Technology — 7.1%
Computers — 2.4%
Amdocs Ltd.	3,000	174,750
Apple, Inc.	7,460	864,017
Brocade Communications Systems, Inc.	49,800	622,002
Computer Sciences Corp.	70	4,159
Hewlett Packard Enterprise Co.	43,100	997,334
HP, Inc.	43,900	651,476
International Business Machines Corp.	4,950	821,651
NetApp, Inc.	17,200	606,644
Synopsys, Inc. (a)	1,423	83,758
Western Digital Corp.	3,636	247,066

		5,072,857

	Number of Shares	Value
Office Equipment/Supplies — 0.1%
Xerox Corp.	23,256	$203,025

Semiconductors — 2.9%
Analog Devices, Inc.	4,600	334,052
Applied Materials, Inc.	14,300	461,461
Broadcom Ltd.	327	57,804
Intel Corp.	58,200	2,110,914
Lam Research Corp.	4,852	513,002
Linear Technology Corp.	2,200	137,170
Micron Technology, Inc. (a)	16,600	363,872
NVIDIA Corp.	600	64,044
QUALCOMM, Inc.	20,900	1,362,680
Teradyne, Inc.	20,300	515,620
Xilinx, Inc.	2,900	175,073

		6,095,692

Software — 1.7%
Allscripts Healthcare Solutions, Inc. (a)	21,300	217,473
ANSYS, Inc. (a)	1,400	129,486
CA, Inc.	8,390	266,550
Donnelley Financial Solutions, Inc. (a)	1,175	27,002
The Dun & Bradstreet Corp.	2,610	316,645
Fidelity National Information Services, Inc.	1,400	105,896
Leidos Holdings, Inc.	2,350	120,179
Nuance Communications, Inc. (a)	19,500	290,550
Oracle Corp.	42,500	1,634,125
VMware, Inc. Class A (a)	4,900	385,777

		3,493,683

		14,865,257

Utilities — 5.4%
Electric — 5.0%
The AES Corp.	52,700	612,374
Alliant Energy Corp.	2,600	98,514
Ameren Corp.	6,160	323,153
American Electric Power Co., Inc.	7,830	492,977
Calpine Corp. (a)	51,500	588,645
CenterPoint Energy, Inc.	2,200	54,208
CMS Energy Corp.	2,300	95,726
Consolidated Edison, Inc.	4,160	306,509
Dominion Resources, Inc.	1,300	99,567
DTE Energy Co.	4,210	414,727
Duke Energy Corp.	17,814	1,382,723
Edison International	4,880	351,311
Entergy Corp.	9,200	675,924
Eversource Energy	2,381	131,503
Exelon Corp.	22,375	794,089
FirstEnergy Corp.	18,527	573,781
Great Plains Energy, Inc.	12,537	342,887
Hawaiian Electric Industries, Inc.	2,800	92,596

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NextEra Energy, Inc.	1,702	$203,321
NRG Energy, Inc.	58,800	720,888
OGE Energy Corp.	8,800	294,360
PG&E Corp.	2,130	129,440
Pinnacle West Capital Corp.	960	74,909
PPL Corp.	9,000	306,450
Public Service Enterprise Group, Inc.	7,600	333,488
SCANA Corp.	2,520	184,666
The Southern Co.	9,550	469,764
WEC Energy Group, Inc.	3,720	218,178
Westar Energy, Inc.	200	11,270
Xcel Energy, Inc.	3,720	151,404

		10,529,352

Gas — 0.4%
Atmos Energy Corp.	1,350	100,102
NiSource, Inc.	3,290	72,841
Sempra Energy	2,320	233,485
UGI Corp.	8,035	370,253
Vectren Corp.	150	7,822

		784,503

Water — 0.0%
Aqua America, Inc.	25	751

		11,314,606

TOTAL COMMON STOCK (Cost $188,626,025)		209,156,076

TOTAL EQUITIES (Cost $188,626,025)		209,156,076

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (b)	9,300	9,393
Safeway PDC, LLC Contingent Value (a) (b)	9,300	465

		9,858

TOTAL RIGHTS (Cost $9,858)		9,858

TOTAL LONG-TERM INVESTMENTS (Cost $188,635,883)		209,165,934

TOTAL INVESTMENTS — 100.3% (Cost $188,635,883) (c)		209,165,934

Other Assets/ (Liabilities) — (0.3)%		(627,475)

NET ASSETS — 100.0%		$208,538,459

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $9,858 or 0.00% of net assets.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 2.2%
Chemicals — 1.5%
E.I. du Pont de Nemours & Co.	11,840	$869,056
PPG Industries, Inc.	10,004	947,979

		1,817,035

Mining — 0.7%
Vulcan Materials Co.	7,295	912,969

		2,730,004

Communications — 14.6%
Advertising — 1.0%
Nielsen Holdings PLC	29,420	1,234,169

Internet — 7.1%
Alphabet, Inc. Class C (a)	7,505	5,792,509
Amazon.com, Inc. (a)	1,099	824,107
Facebook, Inc. Class A (a)	20,756	2,387,978

		9,004,594

Media — 3.3%
Comcast Corp. Class A	62,091	4,287,384

Telecommunications — 3.2%
Cisco Systems, Inc.	49,430	1,493,775
Verizon Communications, Inc.	48,620	2,595,335

		4,089,110

		18,615,257

Consumer, Cyclical — 6.5%
Auto Parts & Equipment — 0.1%
Adient PLC (a)	3,128	183,301

Automotive & Parts — 0.6%
Delphi Automotive PLC	10,584	712,833

Home Furnishing — 1.0%
Whirlpool Corp.	7,160	1,301,473

Retail — 4.8%
AutoZone, Inc. (a)	1,785	1,409,775
The Home Depot, Inc.	17,451	2,339,830
McDonald’s Corp.	19,557	2,380,478

		6,130,083

		8,327,690

Consumer, Non-cyclical — 23.4%
Agriculture — 2.0%
Philip Morris International, Inc.	27,781	2,541,684

Beverages — 2.5%
PepsiCo, Inc.	30,957	3,239,031

Biotechnology — 1.0%
Celgene Corp. (a)	11,182	1,294,316

	Number of Shares	Value
Commercial Services — 1.7%
PayPal Holdings, Inc. (a)	31,477	$1,242,397
S&P Global, Inc.	8,050	865,697

		2,108,094

Foods — 4.9%
The Kraft Heinz Co.	31,340	2,736,609
Mondelez International, Inc. Class A	79,951	3,544,228

		6,280,837

Health Care – Products — 4.0%
Boston Scientific Corp. (a)	61,823	1,337,232
Johnson & Johnson	19,020	2,191,294
Stryker Corp.	13,000	1,557,530

		5,086,056

Health Care – Services — 2.7%
Humana, Inc.	4,672	953,228
UnitedHealth Group, Inc.	15,129	2,421,245

		3,374,473

Pharmaceuticals — 4.6%
Express Scripts Holding Co. (a)	31,829	2,189,517
Merck & Co., Inc.	40,781	2,400,777
Mylan NV (a)	23,638	901,790
Valeant Pharmaceuticals International, Inc. (a)	22,296	323,738

		5,815,822

		29,740,313

Energy — 7.1%
Oil & Gas — 5.2%
Chevron Corp.	30,214	3,556,188
Noble Energy, Inc.	30,710	1,168,822
Suncor Energy, Inc.	58,998	1,928,645

		6,653,655

Oil & Gas Services — 0.6%
HollyFrontier Corp.	23,393	766,355

Pipelines — 1.3%
Magellan Midstream Partners LP	21,289	1,610,087

		9,030,097

Financial — 20.4%
Banks — 7.6%
The Bank of New York Mellon Corp.	42,247	2,001,663
Citigroup, Inc.	70,255	4,175,255
SunTrust Banks, Inc.	33,098	1,815,425
U.S. Bancorp	32,396	1,664,182

		9,656,525

Diversified Financial — 5.4%
American Express Co.	23,902	1,770,660
CME Group, Inc.	25,585	2,951,230

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Discover Financial Services	29,428	$2,121,465

		6,843,355

Insurance — 6.1%
Berkshire Hathaway, Inc. Class B (a)	21,710	3,538,296
Marsh & McLennan Cos., Inc.	12,623	853,188
MetLife, Inc.	32,400	1,746,036
The Progressive Corp.	45,070	1,599,985

		7,737,505

Real Estate Investment Trusts (REITS) — 1.3%
Mid-America Apartment Communities, Inc.	9,786	958,245
Simon Property Group, Inc.	4,260	756,874

		1,715,119

		25,952,504

Industrial — 11.3%
Aerospace & Defense — 1.9%
Lockheed Martin Corp.	4,953	1,237,953
United Technologies Corp.	10,509	1,151,996

		2,389,949

Electronics — 1.7%
Agilent Technologies, Inc.	18,474	841,676
Johnson Controls International PLC	31,244	1,286,940

		2,128,616

Environmental Controls — 1.0%
Republic Services, Inc.	7,754	442,366
Waste Connections, Inc.	9,867	775,447

		1,217,813

Machinery – Diversified — 1.3%
Deere & Co.	16,076	1,656,471

Manufacturing — 3.4%
General Electric Co.	138,716	4,383,426

Transportation — 2.0%
Canadian National Railway Co.	16,310	1,099,294
Canadian Pacific Railway Ltd. (b)	10,229	1,460,394

		2,559,688

		14,335,963

Technology — 10.0%
Computers — 8.1%
Amdocs Ltd.	35,209	2,050,924
Apple, Inc.	60,882	7,051,353
Western Digital Corp.	18,228	1,238,593

		10,340,870

Office Equipment/Supplies — 0.4%
Xerox Corp.	62,450	545,189

Semiconductors — 0.9%
Applied Materials, Inc.	35,753	1,153,749

	Number of Shares	Value
Software — 0.6%
Cerner Corp. (a)	14,865	$704,155

		12,743,963

Utilities — 2.5%
Electric — 2.0%
PG&E Corp.	42,510	2,583,333

Gas — 0.5%
National Grid PLC	55,640	650,728

		3,234,061

TOTAL COMMON STOCK (Cost $109,184,607)		124,709,852

TOTAL EQUITIES (Cost $109,184,607)		124,709,852

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
State Street Navigator Securities Lending Prime Portfolio (c)	1,188,300	1,188,300

TOTAL MUTUAL FUNDS (Cost $1,188,300)		1,188,300

TOTAL LONG-TERM INVESTMENTS (Cost $110,372,907)		125,898,152

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (d)	$2,259,635	2,259,635

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	4,577	4,577

TOTAL SHORT-TERM INVESTMENTS (Cost $2,264,212)		2,264,212

TOTAL INVESTMENTS — 100.7% (Cost $112,637,119) (e)		128,162,364

Other Assets/ (Liabilities) — (0.7)%		(885,152)

NET ASSETS — 100.0%		$127,277,212

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $1,164,004 or 0.91% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,259,638. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $2,307,808.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 2.3%
Chemicals — 1.9%
AdvanSix, Inc. (a)	43,748	$968,581
Air Products & Chemicals, Inc.	1,730	248,809
Celanese Corp. Series A	7,290	574,015
The Dow Chemical Co.	400	22,888
E.I. du Pont de Nemours & Co.	17,600	1,291,840
Eastman Chemical Co.	2,196	165,161
Ecolab, Inc.	728	85,336
FMC Corp.	18,500	1,046,360
LyondellBasell Industries NV Class A	10,670	915,272
Monsanto Co.	3,960	416,632
PPG Industries, Inc.	2,540	240,690
Versum Materials, Inc. (a)	22,020	618,101

		6,593,685

Iron & Steel — 0.4%
Steel Dynamics, Inc.	36,200	1,287,996

Mining — 0.0%
Southern Copper Corp.	2	64

		7,881,745

Communications — 15.5%
Advertising — 0.6%
Clear Channel Outdoor Holdings, Inc. Class A	87,000	439,350
The Interpublic Group of Companies, Inc.	11,400	266,874
Nielsen Holdings PLC	12,000	503,400
Omnicom Group, Inc.	12,000	1,021,320

		2,230,944

Internet — 8.7%
Alphabet, Inc. Class A (a)	10,089	7,995,028
Alphabet, Inc. Class C (a)	5,749	4,437,193
Amazon.com, Inc. (a)	8,591	6,442,133
CDW Corp.	15,800	823,022
eBay, Inc. (a)	39,730	1,179,584
Equinix, Inc.	7	2,502
Expedia, Inc.	2	227
F5 Networks, Inc. (a)	8,710	1,260,511
Facebook, Inc. Class A (a)	45,200	5,200,260
FireEye, Inc. (a)	45,100	536,690
GoDaddy, Inc. Class A (a)	1,600	55,920
Groupon, Inc. (a)	45,400	150,728
IAC/InterActiveCorp	1,400	90,706
Liberty Expedia Holdings, Inc. Class A (a)	28	1,111
Liberty Interactive Corp. QVC Group Class A (a)	22,100	441,558

	Number of Shares	Value
Liberty Ventures Series A (a)	42	$1,548
Netflix, Inc. (a)	17	2,105
The Priceline Group, Inc. (a)	75	109,954
Symantec Corp.	48,300	1,153,887
VeriSign, Inc. (a)	1,140	86,720

		29,971,387

Media — 4.3%
AMC Networks, Inc. Class A (a)	9,700	507,698
CBS Corp. Class B	13,800	877,956
Charter Communications, Inc. Class A (a)	2,700	777,384
Comcast Corp. Class A	40,200	2,775,810
Discovery Communications, Inc. Series A (a)	37,300	1,022,393
Discovery Communications, Inc. Series C (a)	5,900	158,002
DISH Network Corp. Class A (a)	2,500	144,825
Scripps Networks Interactive Class A	15,500	1,106,235
Sirius XM Holdings, Inc.	162,300	722,235
Time Warner, Inc.	20,900	2,017,477
Tribune Media Co. Class A	24,000	839,520
Twenty-First Century Fox, Inc. Class A	32,500	911,300
Twenty-First Century Fox, Inc. Class B	22,300	607,675
Viacom, Inc. Class B	9,500	333,450
The Walt Disney Co.	21,540	2,244,899

		15,046,859

Telecommunications — 1.9%
Arista Networks, Inc. (a)	1,200	116,124
ARRIS International PLC (a)	1,100	33,143
CommScope Holding Co., Inc. (a)	28,900	1,075,080
Motorola Solutions, Inc.	12,000	994,680
T-Mobile US, Inc. (a)	14,400	828,144
Verizon Communications, Inc.	65,400	3,491,052

		6,538,223

		53,787,413

Consumer, Cyclical — 16.2%
Airlines — 1.2%
Alaska Air Group, Inc.	16,600	1,472,918
Delta Air Lines, Inc.	23,400	1,151,046
JetBlue Airways Corp. (a)	28,300	634,486
Southwest Airlines Co.	21,800	1,086,512

		4,344,962

Apparel — 1.1%
Carter’s, Inc.	100	8,639
Michael Kors Holdings Ltd. (a)	30,900	1,328,082
Nike, Inc. Class B	27,980	1,422,223
Ralph Lauren Corp.	12,710	1,147,967

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Skechers U.S.A., Inc. Class A (a)	10	$246
VF Corp.	400	21,340

		3,928,497

Auto Manufacturers — 0.0%
PACCAR, Inc.	800	51,120

Auto Parts & Equipment — 0.2%
Adient PLC (a)	9,863	577,972
BorgWarner, Inc.	80	3,155

		581,127

Automotive & Parts — 0.6%
Delphi Automotive PLC	3,800	255,930
Lear Corp.	8,400	1,111,908
Visteon Corp.	8,250	662,805

		2,030,643

Distribution & Wholesale — 0.1%
Genuine Parts Co.	2,600	248,404
HD Supply Holdings, Inc. (a)	4,100	174,291

		422,695

Entertainment — 0.5%
Cinemark Holdings, Inc.	8,700	333,732
The Madison Square Garden Co. Class A (a)	3	515
Regal Entertainment Group Class A	44,300	912,580
Vail Resorts, Inc.	3,010	485,543

		1,732,370

Home Builders — 0.5%
CalAtlantic Group, Inc.	15,400	523,754
D.R. Horton, Inc.	6,900	188,577
Lennar Corp.	200	6,900
Thor Industries, Inc.	4,740	474,237
Toll Brothers, Inc. (a)	18,300	567,300

		1,760,768

Home Furnishing — 0.2%
Harman International Industries, Inc.	1,590	176,745
Tempur Sealy International, Inc. (a)	5,600	382,368
Whirlpool Corp.	260	47,260

		606,373

Household Products — 0.2%
Tupperware Brands Corp.	14,800	778,776

Housewares — 0.3%
Newell Brands, Inc.	64	2,857
The Toro Co.	17,660	988,077

		990,934

Leisure Time — 0.5%
Brunswick Corp.	8,900	485,406
Harley-Davidson, Inc.	5,500	320,870
Polaris Industries, Inc.	700	57,673

	Number of Shares	Value
Vista Outdoor, Inc. (a)	20,200	$745,380

		1,609,329

Lodging — 1.7%
Choice Hotels International, Inc.	7,400	414,770
Hyatt Hotels Corp. Class A (a)	12,000	663,120
Las Vegas Sands Corp.	20,000	1,068,200
Marriott International, Inc. Class A	6,507	537,999
MGM Resorts International (a)	28,200	813,006
Wyndham Worldwide Corp.	17,200	1,313,564
Wynn Resorts Ltd.	11,220	970,642

		5,781,301

Retail — 8.9%
AutoNation, Inc. (a)	2,500	121,625
AutoZone, Inc. (a)	468	369,622
Bed Bath & Beyond, Inc.	23,800	967,232
Brinker International, Inc.	12,700	629,031
Burlington Stores, Inc. (a)	8,600	728,850
Cabela’s, Inc. (a)	100	5,855
Casey’s General Stores, Inc.	40	4,755
Chipotle Mexican Grill, Inc. (a)	3	1,132
Coach, Inc.	5,909	206,933
Costco Wholesale Corp.	4,860	778,135
CVS Health Corp.	44,650	3,523,331
Darden Restaurants, Inc.	8,300	603,576
Dick’s Sporting Goods, Inc.	23,400	1,242,540
Dollar General Corp.	1,500	111,105
Dollar Tree, Inc. (a)	27	2,084
Domino’s Pizza, Inc.	2,890	460,204
Dunkin’ Brands Group, Inc.	3,800	199,272
Foot Locker, Inc.	5,700	404,073
The Gap, Inc.	53,900	1,209,516
The Home Depot, Inc.	22,220	2,979,258
Kate Spade & Co. (a)	39,000	728,130
L Brands, Inc.	3,500	230,440
Lowe’s Cos., Inc.	13,700	974,344
Macy’s, Inc.	2,100	75,201
McDonald’s Corp.	29,130	3,545,704
The Michaels Cos., Inc. (a)	40,500	828,225
Nordstrom, Inc.	26,300	1,260,559
Nu Skin Enterprises, Inc. Class A	18,530	885,363
O’Reilly Automotive, Inc. (a)	1,150	320,171
Panera Bread Co. Class A (a)	2,970	609,117
Ross Stores, Inc.	8,460	554,976
Starbucks Corp.	17,600	977,152
Target Corp.	11,900	859,537
The TJX Cos., Inc.	21,220	1,594,259
Urban Outfitters, Inc. (a)	15,200	432,896
Walgreens Boots Alliance, Inc.	3,400	281,384
The Wendy’s Co.	51,600	697,632
Williams-Sonoma, Inc.	15,900	769,401
Yum! Brands, Inc.	9,640	610,501

		30,783,121

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.1%
Cintas Corp.	2,600	$300,456

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,370	339,942

		56,042,414

Consumer, Non-cyclical — 25.6%
Agriculture — 0.8%
Altria Group, Inc.	30,070	2,033,334
Philip Morris International, Inc.	5,070	463,854
Reynolds American, Inc.	4,880	273,475

		2,770,663

Beverages — 2.1%
Brown-Forman Corp. Class B	14	629
The Coca-Cola Co.	75,460	3,128,572
Coca-Cola European Partners PLC	600	18,840
Constellation Brands, Inc. Class A	2,810	430,801
Dr. Pepper Snapple Group, Inc.	6,300	571,221
Monster Beverage Corp. (a)	4,650	206,181
PepsiCo, Inc.	29,159	3,050,906

		7,407,150

Biotechnology — 4.3%
Amgen, Inc.	36,080	5,275,257
Biogen, Inc. (a)	9,780	2,773,412
Celgene Corp. (a)	17,440	2,018,680
Charles River Laboratories International, Inc. (a)	800	60,952
Gilead Sciences, Inc.	64,720	4,634,599

		14,762,900

Commercial Services — 3.1%
Automatic Data Processing, Inc.	80	8,222
Avis Budget Group, Inc. (a)	27,800	1,019,704
Booz Allen Hamilton Holding Corp.	24,800	894,536
Equifax, Inc.	2,390	282,570
FleetCor Technologies, Inc. (a)	750	106,140
Gartner, Inc. (a)	3,900	394,173
Genpact Ltd. (a)	4,500	109,530
Global Payments, Inc.	5,140	356,767
IHS Markit Ltd. (a)	10,349	366,458
KAR Auction Services, Inc.	4,400	187,528
Live Nation Entertainment, Inc. (a)	2,500	66,500
LSC Communications, Inc.	8,787	260,798
Moody’s Corp.	4,310	406,304
Paychex, Inc.	5,200	316,576
Quanta Services, Inc. (a)	6,600	230,010
RR Donnelley & Sons Co.	23,433	382,427
S&P Global, Inc.	4,770	512,966
Square, Inc. Class A (a)	19,600	267,148
Total System Services, Inc.	2,700	132,381
TransUnion (a)	13,900	429,927
United Rentals, Inc. (a)	7,820	825,636

	Number of Shares	Value
Vantiv, Inc. Class A (a)	2,300	$137,126
Verisk Analytics, Inc. (a)	200	16,234
Visa, Inc. Class A	22,520	1,757,010
The Western Union Co.	47,120	1,023,446
WEX, Inc. (a)	3,270	364,932

		10,855,049

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.	2,680	175,379
The Estee Lauder Cos., Inc. Class A	8,860	677,702

		853,081

Foods — 2.8%
Blue Buffalo Pet Products, Inc. (a)	48,300	1,161,132
Campbell Soup Co.	13,500	816,345
Conagra Brands, Inc.	14,700	581,385
Flowers Foods, Inc.	700	13,979
General Mills, Inc.	12,560	775,831
The Hershey Co.	900	93,087
Hormel Foods Corp.	10,000	348,100
Ingredion, Inc.	1,420	177,443
Kellogg Co.	8,740	644,226
The Kraft Heinz Co.	2,366	206,599
The Kroger Co.	19,220	663,282
Lamb Weston Holdings, Inc. (a)	4,900	185,465
McCormick & Co., Inc.	2,400	223,992
Pilgrim’s Pride Corp.	41,300	784,287
Post Holdings, Inc. (a)	12,300	988,797
Sysco Corp.	21,600	1,195,992
Tyson Foods, Inc. Class A	12,600	777,168
The WhiteWave Foods Co. (a)	23	1,279

		9,638,389

Health Care – Products — 3.2%
Alere, Inc. (a)	600	23,382
Align Technology, Inc. (a)	3,600	346,068
Baxter International, Inc.	29,120	1,291,181
Becton, Dickinson & Co.	6,230	1,031,376
Boston Scientific Corp. (a)	9,200	198,996
Bruker Corp.	3,700	78,366
C.R. Bard, Inc.	700	157,262
Edwards Lifesciences Corp. (a)	300	28,110
Henry Schein, Inc. (a)	90	13,654
Hill-Rom Holdings, Inc.	12,400	696,136
Hologic, Inc. (a)	11,800	473,416
IDEXX Laboratories, Inc. (a)	5,600	656,712
Intuitive Surgical, Inc. (a)	916	580,900
Johnson & Johnson	20,230	2,330,698
ResMed, Inc.	5,900	366,095
St. Jude Medical, Inc.	1,440	115,474
Stryker Corp.	8,110	971,659
Teleflex, Inc.	3,400	547,910
Varian Medical Systems, Inc. (a)	5,000	448,900
Zimmer Biomet Holdings, Inc.	8,680	895,776

		11,252,071

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 3.4%
Aetna, Inc.	3,330	$412,953
Anthem, Inc.	5,120	736,102
Centene Corp. (a)	6,611	373,588
Cigna Corp.	70	9,337
DaVita, Inc. (a)	11,660	748,572
DENTSPLY SIRONA, Inc.	512	29,558
Envision Healthcare Corp. (a)	8,400	531,636
HCA Holdings, Inc. (a)	15,200	1,125,104
Humana, Inc.	1,300	265,239
Laboratory Corporation of America Holdings (a)	1,677	215,293
MEDNAX, Inc. (a)	100	6,666
Premier, Inc. Class A (a)	200	6,072
Tenet Healthcare Corp. (a)	1,000	14,840
Thermo Fisher Scientific, Inc.	6,620	934,082
UnitedHealth Group, Inc.	29,340	4,695,574
Universal Health Services, Inc. Class B	7,340	780,829
WellCare Health Plans, Inc. (a)	6,260	858,121

		11,743,566

Household Products — 0.5%
Avery Dennison Corp.	2,600	182,572
Church & Dwight Co., Inc.	2,820	124,616
The Clorox Co.	2,790	334,856
Kimberly-Clark Corp.	4,640	529,516
Spectrum Brands Holdings, Inc.	4,200	513,786

		1,685,346

Pharmaceuticals — 5.2%
AbbVie, Inc.	78,383	4,908,344
Allergan PLC (a)	7,010	1,472,170
AmerisourceBergen Corp.	10,060	786,591
Bristol-Myers Squibb Co.	27,000	1,577,880
Cardinal Health, Inc.	9,800	705,306
Eli Lilly & Co.	9,000	661,950
Express Scripts Holding Co. (a)	27,580	1,897,228
Herbalife Ltd. (a)	22,880	1,101,443
McKesson Corp.	5,610	787,925
Mead Johnson Nutrition Co.	10,500	742,980
Mylan NV (a)	4,600	175,490
Pfizer, Inc.	23,000	747,040
Quintiles IMS Holdings, Inc. (a)	4,304	327,319
United Therapeutics Corp. (a)	9,120	1,308,082
VCA, Inc. (a)	1,100	75,515
VWR Corp. (a)	6,200	155,186
Zoetis, Inc.	9,800	524,594

		17,955,043

		88,923,258

	Number of Shares	Value
Energy — 0.9%
Oil & Gas — 0.8%
Apache Corp.	4,700	$298,309
Continental Resources, Inc. (a)	40	2,062
Diamondback Energy, Inc. (a)	4,800	485,088
EOG Resources, Inc.	90	9,099
Murphy USA, Inc. (a)	14,300	879,021
Newfield Exploration Co. (a)	11,800	477,900
Southwestern Energy Co. (a)	48,700	526,934

		2,678,413

Oil & Gas Services — 0.1%
FMC Technologies, Inc. (a)	8,800	312,664
Schlumberger Ltd.	70	5,876

		318,540

		2,996,953

Financial — 8.1%
Banks — 1.1%
Citizens Financial Group, Inc.	38,700	1,378,881
First Hawaiian, Inc.	22,300	776,486
First Republic Bank	7,200	663,408
SVB Financial Group (a)	6,810	1,169,005
Western Alliance Bancorp (a)	1,300	63,323

		4,051,103

Commercial Services — 0.3%
CoreLogic, Inc. (a)	28,800	1,060,704

Diversified Financial — 3.5%
Affiliated Managers Group, Inc. (a)	1,400	203,420
Air Lease Corp.	27,600	947,508
Alliance Data Systems Corp.	2,180	498,130
Ameriprise Financial, Inc.	1,930	214,114
Artisan Partners Asset Management, Inc. Class A	300	8,925
The Charles Schwab Corp.	22,700	895,969
Credit Acceptance Corp. (a)	3,100	674,281
Discover Financial Services	12,700	915,543
Eaton Vance Corp.	14,700	615,636
Federated Investors, Inc. Class B	47,880	1,354,046
Intercontinental Exchange, Inc.	5,450	307,489
Invesco Ltd.	11,100	336,774
Lazard Ltd. Class A	19,300	793,037
LPL Financial Holdings, Inc.	34,600	1,218,266
MasterCard, Inc. Class A	22,410	2,313,833
T. Rowe Price Group, Inc.	12,200	918,172

		12,215,143

Insurance — 1.3%
AmTrust Financial Services, Inc.	10,000	273,800
Aon PLC	6,520	727,176
Arthur J. Gallagher & Co.	3,200	166,272
Brown & Brown, Inc.	15,300	686,358

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Erie Indemnity Co. Class A	2,290	$257,510
Lincoln National Corp.	21,300	1,411,551
Marsh & McLennan Cos., Inc.	12,800	865,152
XL Group Ltd.	3,100	115,506

		4,503,325

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	8,100	255,069

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp.	7,505	793,128
Boston Properties, Inc.	1,890	237,724
Care Capital Properties, Inc.	3,500	87,500
Crown Castle International Corp.	3,000	260,310
CubeSmart	100	2,677
Digital Realty Trust, Inc.	7,700	756,602
Equity Lifestyle Properties, Inc.	2,800	201,880
Extra Space Storage, Inc.	2,200	169,928
Federal Realty Investment Trust	1,140	162,005
Healthcare Trust of America, Inc. Class A	500	14,555
Iron Mountain, Inc.	43	1,397
Lamar Advertising Co.Class A	3,900	262,236
Omega Healthcare Investors, Inc.	18,750	586,125
Public Storage	1,410	315,135
Regency Centers Corp.	300	20,685
Senior Housing Properties Trust	23,700	448,641
Simon Property Group, Inc.	3,549	630,551
Tanger Factory Outlet Centers, Inc.	20,400	729,912
Ventas, Inc.	8,000	500,160

		6,181,151

		28,266,495

Industrial — 11.3%
Aerospace & Defense — 2.7%
The Boeing Co.	29,600	4,608,128
General Dynamics Corp.	470	81,150
Lockheed Martin Corp.	6,450	1,612,113
Northrop Grumman Corp.	5,700	1,325,706
Raytheon Co.	2,630	373,460
Rockwell Collins, Inc.	1,400	129,864
Spirit AeroSystems Holdings, Inc. Class A	24,100	1,406,235

		9,536,656

Building Materials — 0.2%
Lennox International, Inc.	2,170	332,379
Martin Marietta Materials, Inc.	1,000	221,530

		553,909

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	275	13,365
Emerson Electric Co.	4,210	234,708
Energizer Holdings, Inc.	20,000	892,200

		1,140,273

	Number of Shares	Value
Electronics — 0.6%
Agilent Technologies, Inc.	2,000	$91,120
Allegion PLC	2,700	172,800
Amphenol Corp. Class A	7,000	470,400
Fortive Corp.	3,760	201,649
Gentex Corp.	1,920	37,805
Johnson Controls International PLC	10,636	438,097
Mettler-Toledo International, Inc. (a)	110	46,041
PerkinElmer, Inc.	500	26,075
Trimble, Inc. (a)	20	603
Waters Corp. (a)	3,380	454,238

		1,938,828

Environmental Controls — 0.2%
Stericycle, Inc. (a)	20	1,541
Waste Management, Inc.	10,200	723,282

		724,823

Hand & Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	13,500	1,035,045
Snap-on, Inc.	2,270	388,783
Stanley Black & Decker, Inc.	5,380	617,032

		2,040,860

Machinery – Construction & Mining — 0.4%
Ingersoll-Rand PLC	17,100	1,283,184

Machinery – Diversified — 0.8%
BWX Technologies, Inc.	1,500	59,550
Cognex Corp.	7,400	470,788
Cummins, Inc.	370	50,568
Deere & Co.	12,700	1,308,608
Flowserve Corp.	90	4,324
IDEX Corp.	50	4,503
Nordson Corp.	2,500	280,125
Rockwell Automation, Inc.	4,320	580,608
Wabtec Corp.	1,230	102,115
Xylem, Inc.	500	24,760
Zebra Technologies Corp. Class A (a)	50	4,288

		2,890,237

Manufacturing — 2.3%
3M Co.	1,480	264,284
Carlisle Cos., Inc.	5,870	647,402
Danaher Corp.	7,520	585,357
Donaldson Co., Inc.	17,100	719,568
General Electric Co.	57,000	1,801,200
Honeywell International, Inc.	18,370	2,128,164
Illinois Tool Works, Inc.	10,780	1,320,119
Leggett & Platt, Inc.	4,300	210,184
Textron, Inc.	2,800	135,968

		7,812,246

Metal Fabricate & Hardware — 0.1%
Valmont Industries, Inc.	3,210	452,289

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous – Manufacturing — 0.3%
A.O. Smith Corp.	20,100	$951,735

Packaging & Containers — 1.1%
Bemis Co., Inc.	700	33,474
Berry Plastics Group, Inc. (a)	9,900	482,427
Crown Holdings, Inc. (a)	12,900	678,153
Graphic Packaging Holding Co.	52,300	652,704
Owens-Illinois, Inc. (a)	61,500	1,070,715
Packaging Corporation of America	9,200	780,344
Sealed Air Corp.	3,000	136,020

		3,833,837

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	6,390	1,176,974

Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	2,400	175,824
CSX Corp.	14,800	531,764
Expeditors International of Washington, Inc.	3,500	185,360
FedEx Corp.	8,410	1,565,942
Landstar System, Inc.	10,660	909,298
Union Pacific Corp.	1,320	136,858
United Parcel Service, Inc. Class B	13,140	1,506,369

		5,011,415

		39,347,266

Technology — 20.0%
Computers — 7.9%
Accenture PLC Class A	11,930	1,397,361
Apple, Inc.	157,883	18,286,009
Cadence Design Systems, Inc. (a)	14,200	358,124
Cognizant Technology Solutions Corp. Class A (a)	8,900	498,667
DST Systems, Inc.	2,690	288,233
Fortinet, Inc. (a)	2,500	75,300
International Business Machines Corp.	20,020	3,323,120
Jack Henry & Associates, Inc.	3,600	319,608
Manhattan Associates, Inc. (a)	700	37,121
NCR Corp. (a)	36,500	1,480,440
Synopsys, Inc. (a)	500	29,430
Teradata Corp. (a)	52,100	1,415,557

		27,508,970

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	17,500	265,825

Semiconductors — 3.7%
Applied Materials, Inc.	35,900	1,158,493
Broadcom Ltd.	6,100	1,078,297
Intel Corp.	43,600	1,581,372
KLA-Tencor Corp.	13,700	1,077,916
Lam Research Corp.	10,300	1,089,019

	Number of Shares	Value
Linear Technology Corp.	5,020	$312,997
Maxim Integrated Products, Inc.	14,500	559,265
Microchip Technology, Inc.	6,100	391,315
Micron Technology, Inc. (a)	3,500	76,720
NVIDIA Corp.	7,800	832,572
ON Semiconductor Corp. (a)	600	7,656
QUALCOMM, Inc.	17,390	1,133,828
Skyworks Solutions, Inc.	70	5,226
Texas Instruments, Inc.	33,950	2,477,332
Xilinx, Inc.	14,910	900,117

		12,682,125

Software — 8.3%
Activision Blizzard, Inc.	17,800	642,758
Adobe Systems, Inc. (a)	3,320	341,794
Akamai Technologies, Inc. (a)	8,300	553,444
ANSYS, Inc. (a)	2,400	221,976
Autodesk, Inc. (a)	50	3,701
Black Knight Financial Services, Inc. Class A (a)	3,200	120,960
Broadridge Financial Solutions, Inc.	2,560	169,728
CDK Global, Inc.	9,600	573,024
Citrix Systems, Inc. (a)	9,700	866,307
CommerceHub, Inc. Series A (a)	7	105
CommerceHub, Inc. Series C (a)	14	211
Donnelley Financial Solutions, Inc. (a)	57,387	1,318,753
The Dun & Bradstreet Corp.	3,290	399,143
Electronic Arts, Inc. (a)	6,200	488,312
Fidelity National Information Services, Inc.	2,200	166,408
First Data Corp. Class A (a)	27,200	385,968
Fiserv, Inc. (a)	5,000	531,400
Inovalon Holdings, Inc. Class A (a)	75,800	780,740
Intuit, Inc.	5,660	648,693
Leidos Holdings, Inc.	5,600	286,384
Microsoft Corp.	246,160	15,296,382
MSCI, Inc.	2,800	220,584
Nuance Communications, Inc. (a)	4,000	59,600
Oracle Corp.	14,300	549,835
Red Hat, Inc. (a)	2,100	146,370
Salesforce.com, Inc. (a)	12,540	858,488
Splunk, Inc. (a)	9,100	465,465
Tableau Software, Inc. Class A (a)	14,800	623,820
Veeva Systems, Inc. Class A (a)	18,400	748,880
VMware, Inc. Class A (a)	10,280	809,344
Workday, Inc. Class A (a)	9,500	627,855

		28,906,432

		69,363,352

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.1%
Electric — 0.1%
Dominion Resources, Inc.	3,900	$298,701

TOTAL COMMON STOCK (Cost $325,454,756)		346,907,597

TOTAL EQUITIES (Cost $325,454,756)		346,907,597

TOTAL LONG-TERM INVESTMENTS (Cost $325,454,756)		346,907,597

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (b)	$2,309,613	2,309,613

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	6,840	6,840

TOTAL SHORT-TERM INVESTMENTS (Cost $2,316,453)		2,316,453

TOTAL INVESTMENTS — 100.7% (Cost $327,771,209) (c)		349,224,050

Other Assets/ (Liabilities) — (0.7)%		(2,517,976)

NET ASSETS — 100.0%		$346,706,074

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,309,615. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $2,360,618.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 4.3%
Chemicals — 0.8%
Ingevity Corp. (a)	26,620	$1,460,373

Forest Products & Paper — 1.5%
P.H. Glatfelter Co.	126,349	3,018,478

Mining — 2.0%
Century Aluminum Co. (a)	111,300	952,728
Kaiser Aluminum Corp.	38,570	2,996,503

		3,949,231

		8,428,082

Communications — 2.5%
Internet — 1.4%
Yelp, Inc. (a)	32,070	1,222,829
Zynga, Inc. Class A (a)	593,810	1,526,092

		2,748,921

Media — 0.5%
Houghton Mifflin Harcourt Co. (a)	93,330	1,012,630

Telecommunications — 0.6%
RigNet, Inc. (a)	52,520	1,215,838

		4,977,389

Consumer, Cyclical — 13.4%
Airlines — 1.4%
Spirit Airlines, Inc. (a)	45,640	2,640,730

Automotive & Parts — 1.2%
Visteon Corp.	29,010	2,330,663

Distribution & Wholesale — 0.5%
SiteOne Landscape Supply, Inc. (a)	29,760	1,033,565

Entertainment — 0.9%
International Speedway Corp. Class A	9,500	349,600
The Madison Square Garden Co. Class A (a)	8,150	1,397,807

		1,747,407

Retail — 8.7%
Burlington Stores, Inc. (a)	21,970	1,861,957
DSW, Inc. Class A	64,770	1,467,041
Group 1 Automotive, Inc.	40,650	3,168,261
Popeyes Louisiana Kitchen, Inc. (a)	43,740	2,645,395
Sally Beauty Holdings, Inc. (a)	95,850	2,532,357
Sonic Corp.	124,020	3,287,770
Texas Roadhouse, Inc.	45,150	2,178,036

		17,140,817

	Number of Shares	Value
Storage & Warehousing — 0.7%
Wesco Aircraft Holdings, Inc. (a)	95,450	$1,426,978

		26,320,160

Consumer, Non-cyclical — 24.3%
Beverages — 0.7%
The Boston Beer Co., Inc. Class A (a) (b)	8,730	1,482,791

Biotechnology — 1.1%
Exelixis, Inc. (a)	17,810	265,547
Sage Therapeutics, Inc. (a) (b)	15,330	782,750
Ultragenyx Pharmaceutical, Inc. (a) (b)	14,820	1,041,994

		2,090,291

Commercial Services — 9.2%
ABM Industries, Inc.	70,650	2,885,346
Booz Allen Hamilton Holding Corp.	57,500	2,074,025
James River Group Holdings Ltd.	59,610	2,476,796
Korn/Ferry International	149,073	4,387,218
On Assignment, Inc. (a)	98,770	4,361,683
Paylocity Holding Corp. (a)	59,480	1,784,995

		17,970,063

Foods — 1.0%
Pinnacle Foods, Inc.	37,330	1,995,288

Health Care – Products — 3.1%
Intersect ENT, Inc. (a)	54,620	660,902
NuVasive, Inc. (a)	27,160	1,829,498
NxStage Medical, Inc. (a)	80,440	2,108,332
The Spectranetics Corp. (a)	60,550	1,483,475

		6,082,207

Health Care – Services — 3.4%
Addus HomeCare Corp. (a)	20,230	709,062
Amedisys, Inc. (a)	39,710	1,692,837
HealthSouth Corp.	56,063	2,312,038
WellCare Health Plans, Inc. (a)	14,316	1,962,437

		6,676,374

Household Products — 3.5%
Acco Brands Corp. (a)	214,760	2,802,618
Prestige Brands Holdings, Inc. (a)	77,186	4,021,391

		6,824,009

Pharmaceuticals — 2.3%
Acadia Pharmaceuticals, Inc. (a) (b)	29,180	841,551
Akorn, Inc. (a)	26,910	587,445
Axovant Sciences Ltd. (a)	28,550	354,591
Clovis Oncology, Inc. (a) (b)	14,190	630,320
TherapeuticsMD, Inc. (a) (b)	137,760	794,875
VWR Corp. (a)	52,750	1,320,333

		4,529,115

		47,650,138

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 0.7%
Holding Company – Diversified — 0.7%
FCB Financial Holdings, Inc. Class A (a)	29,800	$1,421,460

Energy — 4.9%
Energy – Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a) (b)	197,239	1,913,218

Oil & Gas — 1.3%
Matador Resources Co. (a) (b)	37,168	957,448
Suburban Propane Partners LP	50,990	1,532,759

		2,490,207

Oil & Gas Services — 1.2%
HollyFrontier Corp.	73,798	2,417,623

Pipelines — 1.4%
Cone Midstream Partners LP	64,935	1,529,219
Noble Midstream Partners LP (a)	33,900	1,220,400

		2,749,619

		9,570,667

Financial — 21.1%
Banks — 7.0%
Chemical Financial Corp.	35,633	1,930,240
Customers Bancorp, Inc. (a)	39,800	1,425,636
IBERIABANK Corp.	36,640	3,068,600
MB Financial, Inc.	85,210	4,024,468
Webster Financial Corp.	60,470	3,282,311

		13,731,255

Diversified Financial — 1.0%
Stifel Financial Corp. (a)	38,500	1,923,075

Real Estate — 2.0%
Four Corners Property Trust, Inc.	122,330	2,510,212
Realogy Holdings Corp.	58,940	1,516,526

		4,026,738

Real Estate Investment Trusts (REITS) — 6.3%
Brandywine Realty Trust	176,300	2,910,713
CYS Investments, Inc.	327,770	2,533,662
DiamondRock Hospitality Co.	195,980	2,259,649
DuPont Fabros Technology, Inc.	51,830	2,276,892
National Storage Affiliates Trust	105,820	2,335,448

		12,316,364

Savings & Loans — 4.8%
BankUnited, Inc.	83,498	3,147,040
Beneficial Bancorp, Inc.	75,270	1,384,968
Berkshire Hills Bancorp, Inc.	39,830	1,467,735
Oritani Financial Corp.	126,258	2,367,337
WSFS Financial Corp.	20,850	966,398

		9,333,478

		41,330,910

	Number of Shares	Value
Industrial — 12.8%
Building Materials — 3.2%
Boise Cascade Co. (a)	81,500	$1,833,750
Masonite International Corp. (a)	36,210	2,382,618
Summit Materials, Inc. Class A (a)	86,230	2,051,403

		6,267,771

Electrical Components & Equipment — 1.3%
Generac Holdings, Inc. (a)	63,880	2,602,471

Electronics — 0.6%
Vishay Intertechnology, Inc.	77,700	1,258,740

Engineering & Construction — 1.9%
Dycom Industries, Inc. (a) (b)	23,350	1,874,771
KBR, Inc.	110,350	1,841,742

		3,716,513

Environmental Controls — 0.7%
Advanced Disposal Services, Inc. (a)	57,230	1,271,651

Machinery – Diversified — 0.5%
The Manitowoc Co., Inc. (a)	166,940	998,301

Manufacturing — 1.3%
Matthews International Corp. Class A	34,350	2,639,797

Metal Fabricate & Hardware — 0.8%
Rexnord Corp. (a)	75,630	1,481,592

Miscellaneous – Manufacturing — 0.6%
Hexcel Corp.	22,780	1,171,803

Transportation — 1.2%
Genesee & Wyoming, Inc. Class A (a)	33,720	2,340,505

Trucking & Leasing — 0.7%
The Greenbrier Cos., Inc. (b)	31,650	1,315,058

		25,064,202

Technology — 11.9%
Computers — 3.4%
CACI International, Inc. Class A (a)	29,140	3,622,102
j2 Global, Inc.	36,176	2,959,197

		6,581,299

Semiconductors — 3.6%
Brooks Automation, Inc.	94,750	1,617,383
Cypress Semiconductor Corp.	99,121	1,133,944
MaxLinear, Inc. Class A (a)	90,410	1,970,938
MKS Instruments, Inc.	41,130	2,443,122

		7,165,387

Software — 4.9%
Black Knight Financial Services, Inc. Class A (a) (b)	62,860	2,376,108
Guidewire Software, Inc. (a)	31,460	1,551,922
Pegasystems, Inc.	55,940	2,013,840

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Proofpoint, Inc. (a)	23,900	$1,688,535
SYNNEX Corp.	16,060	1,943,581

		9,573,986

		23,320,672

Utilities — 1.7%
Electric — 1.7%
Portland General Electric Co.	74,790	3,240,651

TOTAL COMMON STOCK (Cost $165,002,083)		191,324,331

TOTAL EQUITIES (Cost $165,002,083)		191,324,331

MUTUAL FUNDS — 5.8%
Diversified Financial — 5.8%
State Street Navigator Securities Lending Prime Portfolio (c)	11,411,886	11,411,886

TOTAL MUTUAL FUNDS (Cost $11,411,886)		11,411,886

TOTAL LONG-TERM INVESTMENTS (Cost $176,413,969)		202,736,217

	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (d)	$7,033,255	7,033,255

TOTAL SHORT-TERM INVESTMENTS (Cost $7,033,255)		7,033,255

TOTAL INVESTMENTS — 107.0% (Cost $183,447,224) (e)		209,769,472

Other Assets/ (Liabilities) — (7.0)%		(13,765,278)

NET ASSETS — 100.0%		$196,004,194

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $11,141,344 or 5.68% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $7,033,263. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $7,178,448.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.8%

COMMON STOCK — 99.8%
Cayman Islands — 1.3%
JD.com, Inc. ADR (Cayman Islands) (a)	144,864	$3,685,340

Denmark — 0.4%
FLSmidth & Co. A/S (b)	26,479	1,097,614

France — 6.7%
Kering	22,090	4,952,242
LVMH Moet Hennessy Louis Vuitton SE	37,640	7,177,095
Societe Generale SA	77,880	3,823,180
Technip SA	40,235	2,855,174

		18,807,691

Germany — 7.5%
Allianz SE	31,406	5,191,510
Bayer AG	38,703	4,037,728
Linde AG	17,396	2,852,495
SAP SE	80,205	7,009,527
Siemens AG	16,746	2,058,450

		21,149,710

India — 3.4%
DLF Ltd.	2,354,119	3,850,860
ICICI Bank Ltd. Sponsored ADR (India)	502,240	3,761,778
Zee Entertainment Enterprises Ltd.	316,476	2,107,033

		9,719,671

Italy — 1.2%
Brunello Cucinelli SpA (b)	53,962	1,155,229
Prysmian SpA	52,211	1,340,223
Tod’s SpA (b)	14,751	959,047

		3,454,499

Japan — 14.7%
The Dai-ichi Life Holdings, Inc.	256,300	4,246,442
Fanuc Corp.	13,300	2,249,039
KDDI Corp.	173,300	4,375,463
Keyence Corp.	8,420	5,769,205
Kyocera Corp.	76,100	3,774,488
Murata Manufacturing Co. Ltd.	57,810	7,698,392
Nidec Corp.	69,100	5,942,603
Nintendo Co. Ltd.	6,700	1,400,605
Sumitomo Mitsui Financial Group, Inc.	63,700	2,414,871
Suzuki Motor Corp.	65,300	2,292,218
TDK Corp.	16,900	1,158,836

		41,322,162

Netherlands — 2.8%
Airbus Group SE	118,220	7,802,354

	Number of Shares	Value
Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	248,286	$1,675,016
Industria de Diseno Textil SA	181,337	6,188,217
International Consolidated Airlines Group SA	271,170	1,470,605

		9,333,838

Sweden — 1.5%
Assa Abloy AB Class B	222,697	4,131,028

Switzerland — 4.4%
Credit Suisse Group	80,693	1,152,217
Nestle SA	35,358	2,536,091
Roche Holding AG	11,320	2,579,298
UBS Group AG	391,688	6,131,849

		12,399,455

United Kingdom — 5.6%
Circassia Pharmaceuticals PLC (a)	647,107	749,533
Earthport PLC (a)	1,745,622	456,737
International Game Technology PLC	94,542	2,412,712
Prudential PLC	270,682	5,399,063
Shire Ltd.	31,010	1,757,218
Unilever PLC	121,592	4,918,411

		15,693,674

United States — 47.0%
3M Co.	27,290	4,873,175
Acadia Pharmaceuticals, Inc. (a)(b)	76,490	2,205,972
Adobe Systems, Inc. (a)	48,080	4,949,836
Aetna, Inc.	69,060	8,564,131
Alphabet, Inc. Class A (a)	9,650	7,647,142
Alphabet, Inc. Class C (a)	10,008	7,724,375
Anthem, Inc.	35,900	5,161,343
Biogen, Inc. (a)	11,620	3,295,200
BioMarin Pharmaceutical, Inc. (a)	17,190	1,424,020
Bluebird Bio, Inc. (a)(b)	16,640	1,026,688
Citigroup, Inc.	147,290	8,753,445
Colgate-Palmolive Co.	106,280	6,954,963
Emerson Electric Co.	39,090	2,179,267
Facebook, Inc. Class A (a)	52,040	5,987,202
FNF Group	73,290	2,488,928
Gilead Sciences, Inc.	42,190	3,021,226
The Goldman Sachs Group, Inc.	23,410	5,605,524
Intuit, Inc.	58,200	6,670,302
Ionis Pharmaceuticals, Inc. (a)(b)	47,040	2,249,923
MacroGenics, Inc. (a)	52,010	1,063,084
Maxim Integrated Products, Inc.	150,740	5,814,042
PayPal Holdings, Inc. (a)	67,390	2,659,883
S&P Global, Inc.	82,770	8,901,086
Sage Therapeutics, Inc. (a)(b)	30,550	1,559,883
Tiffany & Co. (b)	50,240	3,890,083
Twitter, Inc. (a)	121,450	1,979,635
United Parcel Service, Inc. Class B	32,800	3,760,192

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	9,180	$676,291
The Walt Disney Co.	58,890	6,137,516
Whole Foods Market, Inc.	36,330	1,117,511
Zimmer Biomet Holdings, Inc.	36,140	3,729,648

		132,071,516

TOTAL COMMON STOCK (Cost $185,257,360)		280,668,552

PREFERRED STOCK — 2.0%
Germany — 1.9%
Bayerische Motoren Werke AG 4.940%	71,607	5,492,303

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	1,120,452	161,621

TOTAL PREFERRED STOCK (Cost $3,285,973)		5,653,924

TOTAL EQUITIES (Cost $188,543,333)		286,322,476

MUTUAL FUNDS — 5.6%
United States — 5.6%
Oppenheimer Institutional Money Market Fund Class E (c)	4,698,083	4,698,083
State Street Navigator Securities Lending Prime Portfolio (d)	11,082,454	11,082,454

		15,780,537

TOTAL MUTUAL FUNDS (Cost $15,780,537)		15,780,537

TOTAL LONG-TERM INVESTMENTS (Cost $204,323,870)		302,103,013

TOTAL INVESTMENTS — 107.4% (Cost $204,323,870) (e)		302,103,013

Other Assets/ (Liabilities) — (7.4)%		(20,854,000)

NET ASSETS — 100.0%		$281,249,013

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $10,774,390 or 3.83% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of
Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Australia — 3.2%
CIMIC Group Ltd.	132,842	$3,339,747
CSL Ltd.	71,100	5,136,271
Sonic Healthcare Ltd.	214,311	3,307,425
Telstra Corp. Ltd.	894,166	3,286,266

		15,069,709

Belgium — 0.7%
Anheuser-Busch InBev SA/NV	32,570	3,439,620

Canada — 6.3%
Alimentation Couche-Tard, Inc. Class B	104,390	4,733,373
CCL Industries, Inc. Class B	28,206	5,541,833
Dollarama, Inc.	126,885	9,297,245
Hudson’s Bay Co. (a)	319,301	3,136,767
Saputo, Inc.	188,461	6,668,739

		29,377,957

Denmark — 4.7%
Coloplast A/S Class B	72,207	4,858,973
Novo Nordisk A/S Class B	109,990	3,950,786
Novozymes A/S	111,864	3,849,972
Pandora A/S	46,185	6,032,318
William Demant Holding A/S (b)	185,584	3,226,862

		21,918,911

Finland — 1.0%
Nokia OYJ	929,240	4,468,917

France — 14.3%
Cie Generale d’Optique Essilor International SA	37,128	4,194,549
Danone SA	48,327	3,058,874
Dassault Systemes SA	64,326	4,900,401
Edenred	229,924	4,556,571
Hermes International	12,426	5,095,950
Iliad SA	21,090	4,051,010
Legrand SA	74,960	4,245,159
LVMH Moet Hennessy Louis Vuitton SE	26,830	5,115,873
Pernod-Ricard SA	28,215	3,056,590
Schneider Electric SE	63,640	4,422,194
SEB SA	48,987	6,637,859
Technicolor SA Registered	706,080	3,819,347
Technip SA	73,822	5,238,589
Valeo SA	141,314	8,119,846

		66,512,812

Germany — 8.7%
Bayerische Motoren Werke AG	34,894	3,266,875
Brenntag AG	107,981	5,983,657
Continental AG	36,896	7,182,337

	Number of Shares	Value
Infineon Technologies AG	579,273	$10,039,871
ProSiebenSat.1 Media SE	109,457	4,231,368
SAP SE	79,429	6,941,709
United Internet AG	77,081	3,000,241

		40,646,058

India — 2.0%
Hero Honda Motors Ltd.	148,515	6,610,704
ICICI Bank Ltd. Sponsored ADR (India)	333,395	2,497,129

		9,107,833

Ireland — 2.3%
Experian PLC	257,600	4,986,154
James Hardie Industries NV	377,500	5,977,363

		10,963,517

Japan — 6.2%
Hoya Corp.	102,700	4,304,338
Keyence Corp.	9,409	6,446,847
Koito Manufacturing Co. Ltd.	41,000	2,165,007
Kubota Corp.	90,700	1,291,181
Nidec Corp.	79,200	6,811,204
Nippon Telegraph & Telephone Corp.	193,700	8,142,333

		29,160,910

Luxembourg — 0.9%
SES SA	185,450	4,083,828

Mexico — 0.4%
Grupo Televisa SAB Sponsored ADR (Mexico)	81,590	1,704,415

Netherlands — 7.3%
Aalberts Industries NV	186,123	6,031,929
Airbus Group SE	91,960	6,069,230
ASML Holding NV	45,783	5,129,695
Boskalis Westminster	90,214	3,128,357
Gemalto NV	43,268	2,501,391
Gemalto NV	21,032	1,214,318
Heineken NV	73,038	5,470,784
Koninklijke Vopak NV	94,484	4,457,234

		34,002,938

Panama — 1.5%
Carnival Corp.	134,410	6,997,385

South Africa — 1.0%
The SPAR Group Ltd.	307,294	4,436,227

Spain — 4.4%
Amadeus IT Group SA Class A	132,005	5,996,893
Grifols SA	253,360	5,034,013
Industria de Diseno Textil SA	118,355	4,038,924
Prosegur Cia de Seguridad SA	906,089	5,655,921

		20,725,751

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 1.8%
Atlas Copco AB	191,446	$5,819,480
Swedish Match AB	87,095	2,767,053

		8,586,533

Switzerland — 11.0%
ABB Ltd.	97,618	2,054,993
Aryzta AG	99,226	4,369,086
Barry Callebaut AG	3,789	4,637,131
Cie Financiere Richemont SA	65,871	4,361,439
Galenica AG Registered	3,421	3,851,898
Lonza Group AG Registered	28,243	4,882,751
Roche Holding AG	22,422	5,108,925
SGS SA	1,533	3,113,179
Sika AG	937	4,500,888
Sonova Holding AG	31,323	3,789,794
Syngenta AG (b)	488	193,314
Temenos Group AG	102,889	7,165,009
UBS Group AG	199,137	3,117,476

		51,145,883

Thailand — 1.2%
CP ALL PCL	3,220,200	5,620,209

United Kingdom — 19.9%
Aggreko PLC	168,441	1,903,052
BT Group PLC	927,563	4,200,324
Bunzl PLC	220,263	5,699,872
Burberry Group PLC	251,622	4,638,067
Diageo PLC	90,483	2,340,894
Dignity PLC	100,327	3,051,350
Domino’s Pizza Group PLC	1,039,860	4,609,397
Essentra PLC (a)	445,641	2,523,850
Inmarsat PLC	290,284	2,677,658
Intertek Group PLC	100,750	4,298,460
NEX Group PLC	466,445	2,670,161
Prudential PLC	236,998	4,727,197
Reckitt Benckiser Group PLC	58,299	4,928,265
Rolls-Royce Holdings PLC	410,120	3,372,766
Royal Mail PLC	717,307	4,081,333
Sky PLC	237,894	2,894,253
Spectris PLC	95,278	2,712,674
TP ICAP PLC	637,620	3,401,260
Travis Perkins PLC	246,910	4,413,174
Unilever PLC	104,639	4,232,660
Vodafone Group PLC	2,095,642	5,154,180
The Weir Group PLC	83,630	1,937,616
Whitbread PLC	73,838	3,432,313
William Hill PLC	1,047,858	3,734,719
Wolseley PLC	88,205	5,388,813

		93,024,308

TOTAL COMMON STOCK (Cost $448,937,745)		460,993,721

	Number of Shares	Value
PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	653,347	$94,243

TOTAL PREFERRED STOCK (Cost $19,494)		94,243

TOTAL EQUITIES (Cost $448,957,239)		461,087,964

MUTUAL FUNDS — 3.3%
United States — 3.3%
Oppenheimer Institutional Money Market Fund Class E (c)	10,359,174	10,359,174
State Street Navigator Securities Lending Prime Portfolio (d)	4,933,973	4,933,973

		15,293,147

TOTAL MUTUAL FUNDS (Cost $15,293,147)		15,293,147

WARRANTS — 0.0%
United States — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (b) (e)	301,298	—

TOTAL WARRANTS (Cost $0)		—

TOTAL LONG-TERM INVESTMENTS (Cost $464,250,386)		476,381,111

TOTAL INVESTMENTS — 102.1% (Cost $464,250,386) (f)		476,381,111

Other Assets/(Liabilities) — (2.1)%		(9,818,274)

NET ASSETS — 100.0%		$466,562,837

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $4,676,019 or 1.00% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 94.1%
Bermuda — 1.7%
Credicorp Ltd.	1,330	$209,954
Jardine Strategic Holdings Ltd.	82,814	2,746,287

		2,956,241

Brazil — 5.6%
Ambev SA ADR (Brazil)	334,840	1,644,065
BM&F BOVESPA SA	618,000	3,115,685
Cielo SA	21,100	180,077
Embraer SA Sponsored ADR (Brazil)	76,330	1,469,353
Estacio Participacoes SA	287,600	1,389,187
Kroton Educacional SA	271,941	1,105,440
Sul America SA	179,300	991,959

		9,895,766

Cayman Islands — 19.8%
3SBio, Inc. (a) (b)	194,500	189,075
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	102,511	9,001,491
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	38,680	6,359,379
China Lodging Group Ltd. Sponsored ADR (Cayman Islands)	31,198	1,617,304
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	77,410	3,096,400
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	144,560	2,298,504
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	47,920	2,017,432
SOHO China Ltd.	1,137,000	558,768
Tencent Holdings Ltd.	323,893	7,860,940
Tingyi Cayman Islands Holding Corp.	706,000	854,598
Want Want China Holdings Ltd.	2,046,000	1,307,546

		35,161,437

China — 1.4%
China Pacific Insurance Group Co. Ltd. Class H	125,400	433,682
Sinopharm Group Co. Ltd. Class H	515,200	2,113,742

		2,547,424

Colombia — 1.8%
Grupo Aval Acciones y Valores SA (c)	213,560	1,695,666
Grupo de Inversiones Suramericana SA	111,827	1,421,387

		3,117,053

Egypt — 0.5%
Commercial International Bank	236,760	953,961

	Number of Shares	Value
France — 3.4%
Kering	12,553	$2,814,192
LVMH Moet Hennessy Louis Vuitton SE	17,268	3,292,616

		6,106,808

Hong Kong — 3.3%
AIA Group Ltd.	693,200	3,879,331
Hang Lung Group Ltd.	200,000	695,261
Hong Kong Exchanges and Clearing Ltd.	50,430	1,186,716

		5,761,308

India — 15.2%
Apollo Hospitals Enterprise Ltd.	74,745	1,300,248
Asian Paints Ltd.	18,121	237,580
Biocon Ltd.	26,317	365,292
Cholamandalam Investment and Finance Co. Ltd.	30,931	429,355
Dr Reddy’s Laboratories Ltd.	46,249	2,080,473
Glenmark Pharmaceuticals Ltd.	72,155	944,812
Housing Development Finance Corp.	459,100	8,526,005
Infosys Technologies Ltd.	330,926	4,921,963
Kotak Mahindra Bank Ltd.	169,887	1,796,207
Tata Consultancy Services Ltd.	61,126	2,125,704
UltraTech Cement Ltd.	25,768	1,229,441
Zee Entertainment Enterprises Ltd.	444,486	2,959,298

		26,916,378

Indonesia — 2.2%
Astra International Tbk PT	2,459,000	1,503,796
Bank Mandiri Persero Tbk PT	1,510,100	1,291,277
Indocement Tunggal Prakarsa Tbk PT	737,000	841,097
Semen Indonesia Persero Tbk PT	433,000	293,626

		3,929,796

Italy — 1.6%
Prada SpA	842,600	2,843,590

Japan — 2.4%
Fast Retailing Co., Ltd.	5,400	1,926,594
Murata Manufacturing Co. Ltd.	17,400	2,317,108

		4,243,702

Malaysia — 1.8%
Genting Bhd	1,300,900	2,317,307
Genting Malaysia Bhd	869,700	886,704

		3,204,011

Mexico — 4.6%
Fomento Economico Mexicano SAB de CV	246,711	1,877,915
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	14,330	1,092,089

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Class B	69,919	$1,006,507
Grupo Financiero Banorte SAB de CV Class O	404,196	1,990,792
Grupo Financiero Inbursa SAB de CV Class O	1,184,716	1,795,678
Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	254,810	458,862

		8,221,843

Nigeria — 0.5%
Nigerian Breweries PLC	1,252,771	586,902
Zenith Bank PLC	6,667,001	306,864

		893,766

Philippines — 3.4%
Ayala Land, Inc.	1,180,100	758,742
BDO Unibank, Inc.	84,180	189,630
Jollibee Foods Corp.	277,010	1,078,673
SM Investments Corp.	171,755	2,259,088
SM Prime Holdings, Inc.	3,190,600	1,816,032

		6,102,165

Poland — 1.1%
Bank Pekao SA	63,915	1,921,390

Republic of Korea — 2.2%
LG Household & Health Care Ltd.	2,290	1,622,561
NAVER Corp.	2,977	1,906,686
Samsung Biologics Co. Ltd. (a)	3,167	395,941

		3,925,188

Russia — 9.6%
Alrosa AO (a)	938,120	1,481,260
Magnit OJSC (a)	37,872	6,769,358
NovaTek PJSC Sponsored GDR (Russia) (d)	47,232	6,118,710
Sberbank of Russia PJSC Sponsored ADR (Russia)	224,650	2,594,218

		16,963,546

Taiwan — 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,336,000	7,481,650

Thailand — 0.7%
Airports of Thailand PCL	31,400	348,981
CP ALL PCL	516,900	902,145

		1,251,126

Turkey — 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	148,969	744,421
BIM Birlesik Magazalar AS	63,034	875,212

		1,619,633

	Number of Shares	Value
United Arab Emirates — 1.8%
DP World Ltd.	143,585	$2,514,173
Emaar Properties PJSC	336,918	652,353

		3,166,526

United Kingdom — 2.6%
Glencore PLC (a)	490,455	1,648,466
Hikma Pharmaceuticals PLC	16,520	383,196
Mediclinic International PLC	58,050	548,586
Old Mutual PLC	828,221	2,074,868

		4,655,116

United States — 1.8%
Cognizant Technology Solutions Corp. Class A (a)	32,290	1,809,209
MercadoLibre, Inc. (c)	1,340	209,228
Tiffany & Co. (c)	15,810	1,224,168

		3,242,605

TOTAL COMMON STOCK (Cost $165,326,848)		167,082,029

PREFERRED STOCK — 2.3%
Brazil — 2.3%
Lojas Americanas SA 0.550%	780,520	4,055,800

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	612,906	88,410

TOTAL PREFERRED STOCK (Cost $3,675,889)		4,144,210

TOTAL EQUITIES (Cost $169,002,737)		171,226,239

MUTUAL FUNDS — 1.2%
United States — 1.2%
State Street Navigator Securities Lending Prime Portfolio (e)	2,026,433	2,026,433

TOTAL MUTUAL FUNDS (Cost $2,026,433)		2,026,433

RIGHTS — 0.6%
Russia — 0.6%
Moscow Exchange OAO (a)	524,511	1,068,765

TOTAL RIGHTS (Cost $968,630)		1,068,765

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	121,100	$37,523

TOTAL WARRANTS (Cost $57,060)		37,523

TOTAL LONG-TERM INVESTMENTS (Cost $172,054,860)		174,358,960

	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (f)	$8,719,056	8,719,056

TOTAL SHORT-TERM INVESTMENTS (Cost $8,719,056)		8,719,056

TOTAL INVESTMENTS — 103.1% (Cost $180,773,916) (g)		183,078,016

Other Assets/ (Liabilities) — (3.1)%		(5,570,768)

NET ASSETS — 100.0%		$177,507,248

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $189,075 or 0.11% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $1,975,667 or 1.11% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2016, these securities amounted to a value of $6,118,710 or 3.45% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $8,719,066. Collateralized by U.S. Government Agency obligations with a rate of 8.125%, maturity date of 8/15/21, and an aggregate market value, including accrued interest, of $8,899,039.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual U.S. Government Premier Money Market Fund (formerly known as Premier Money Market Fund)

(“U.S. Government Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

U.S. Government Money Market Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund)

Notes to Portfolio of Investments (Unaudited) (Continued)

are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of December 31, 2016. The Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2016, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$261,624,911	$-	$261,624,911
Municipal Obligations	-	233,914	-	233,914
Non-U.S. Government Agency Obligations	-	250,498,542	-	250,498,542
U.S. Government Agency Obligations and Instrumentalities	-	36,118,889	-	36,118,889
U.S. Treasury Obligations	-	24,241,523	-	24,241,523
Short-Term Investments	-	5,901,441	-	5,901,441

Total Investments	$-	$578,619,220	$-	$578,619,220

Asset Derivatives
Forward Contracts	$-	$1,136,993	$-	$1,136,993
Futures Contracts	150,018	-	-	150,018

Total	$150,018	$1,136,993	$-	$1,287,011

Liability Derivatives
Forward Contracts	$-	$(1,092,686)	$-	$(1,092,686)
Futures Contracts	(130,054)	-	-	(130,054)
Swap Agreements	-	(269,474)	-	(269,474)

Total	$(130,054)	$(1,362,160)	$-	$(1,492,214)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$12,628,967	$-	$12,628,967
Municipal Obligations	-	159,061	-	159,061
Non-U.S. Government Agency Obligations	-	145,181,811	-	145,181,811
U.S. Government Agency Obligations and Instrumentalities	-	158,643	-	158,643
U.S. Treasury Obligations	-	260,667,959	-	260,667,959
Short-Term Investments	-	85,378,407	-	85,378,407

Total Investments	$-	$504,174,848	$-	$504,174,848

Asset Derivatives
Futures Contracts	$15,582	$-	$-	$15,582
Swap Agreements	-	373,061	-	373,061

Total	$15,582	$373,061	$-	$388,643

Liability Derivatives
Swap Agreements	$-	$(162,954)	$-	$(162,954)

Core Bond Fund
Asset Investments
Preferred Stock	$3,272,100	$-	$-	$3,272,100
Corporate Debt	-	422,247,893	-	422,247,893
Municipal Obligations	-	9,719,735	-	9,719,735
Non-U.S. Government Agency Obligations	-	369,470,655	-	369,470,655
Sovereign Debt Obligations	-	11,863,394	-	11,863,394
U.S. Government Agency Obligations and Instrumentalities	-	286,749,713	-	286,749,713
U.S. Treasury Obligations	-	34,642,217	-	34,642,217
Short-Term Investments	-	171,343,092	-	171,343,092

Total Investments	$3,272,100	$1,306,036,699	$-	$1,309,308,799

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Core Bond Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$2,748,741	$-		$2,748,741

Liability Derivatives
Forward Contracts	$-	$(2,641,627)	$-		$(2,641,627)
Futures Contracts	(837,807)	-	-		(837,807)
Swap Agreements	-	(725,380)	-		(725,380)

Total	$(837,807)	$(3,367,007)	$-		$(4,204,814)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$807	**	$807
Preferred Stock	251,700	-	-		251,700
Corporate Debt	-	78,742,010	-		78,742,010
Municipal Obligations	-	410,898	-		410,898
Non-U.S. Government Agency Obligations	-	57,477,689	-		57,477,689
Sovereign Debt Obligations	-	1,659,487	-		1,659,487
U.S. Government Agency Obligations and Instrumentalities	-	40,120,263	-		40,120,263
U.S. Treasury Obligations	-	8,457,787	-		8,457,787
Warrants	-	-	-	†**	-
Short-Term Investments	-	30,369,525	-		30,369,525

Total Investments	$251,700	$217,237,659	$807		$217,490,166

Asset Derivatives
Forward Contracts	$-	$819,445	$-		$819,445
Futures Contracts	8,889	-	-		8,889

Total	$8,889	$819,445	$-		$828,334

Liability Derivatives
Forward Contracts	$-	$(822,354)	$-		$(822,354)
Futures Contracts	(118,445)	-	-		(118,445)
Swap Agreements	-	(106,603)	-		(106,603)

Total	$(118,445)	$(928,957)	$-		$(1,047,402)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$9,899	**	$9,899
Bank Loans	-	12,539,333	-		12,539,333
Corporate Debt	-	369,937,919	-		369,937,919
Short-Term Investments	-	62,854,399	-		62,854,399

Total Investments	$-	$445,331,651	$9,899		$445,341,550

Balanced Fund
Asset Investments
Common Stock	$74,231,622	$-	$-		$74,231,622
Preferred Stock	125,850	-	-		125,850
Corporate Debt	-	13,114,853	-		13,114,853
Municipal Obligations	-	313,283	-		313,283
Non-U.S. Government Agency Obligations	-	10,640,483	-		10,640,483
Sovereign Debt Obligations	-	408,942	-		408,942

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Balanced Fund (Continued)
Asset Investments (Continued)
U.S. Government Agency Obligations and Instrumentalities	$-	$9,127,635	$-		$9,127,635
U.S. Treasury Obligations	-	1,172,052	-		1,172,052
Mutual Funds	10,152,128	-	-		10,152,128
Rights	-	-	4,050	**	4,050
Short-Term Investments	-	5,231,107	-		5,231,107

Total Investments	$84,509,600	$40,008,355	$4,050		$124,522,005

Asset Derivatives
Forward Contracts	$-	$72,574	$-		$72,574
Futures Contracts	28	-	-		28

Total	$28	$72,574	$-		$72,602

Liability Derivatives
Forward Contracts	$-	$(69,746)	$-		$(69,746)
Futures Contracts	(33,382)	-	-		(33,382)
Swap Agreements	-	(20,717)	-		(20,717)

Total	$(33,382)	$(90,463)	$-		$(123,845)

Disciplined Value Fund
Asset Investments
Common Stock	$209,156,076	$-	$-		$209,156,076
Rights	-	-	9,858	**	9,858

Total Investments	$209,156,076	$-	$9,858		$209,165,934

Main Street Fund
Asset Investments
Common Stock	$124,059,124	$650,728 *	$-		$124,709,852
Mutual Funds	1,188,300	-	-		1,188,300
Short-Term Investments	-	2,264,212	-		2,264,212

Total Investments	$125,247,424	$2,914,940	$-		$128,162,364

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$3,685,340	$-	$-		$3,685,340
Denmark	-	1,097,614	-		1,097,614
France	-	18,807,691	-		18,807,691
Germany	-	21,149,710	-		21,149,710
India	3,761,778	5,957,893	-		9,719,671
Italy	-	3,454,499	-		3,454,499
Japan	-	41,322,162	-		41,322,162
Netherlands	-	7,802,354	-		7,802,354
Spain	-	9,333,838	-		9,333,838
Sweden	-	4,131,028	-		4,131,028
Switzerland	-	12,399,455	-		12,399,455
United Kingdom	2,412,712	13,280,962	-		15,693,674
United States	132,071,516	-	-		132,071,516

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Global Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Germany	$-	$5,492,303	$-		$5,492,303
India	161,621	-	-		161,621
Mutual Funds	15,780,537	-	-		15,780,537

Total Investments	$157,873,504	$144,229,509	$-		$302,103,013

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$15,069,709	$-		$15,069,709
Belgium	-	3,439,620	-		3,439,620
Canada	29,377,957	-	-		29,377,957
Denmark	-	21,918,911	-		21,918,911
Finland	-	4,468,917	-		4,468,917
France	-	66,512,812	-		66,512,812
Germany	-	40,646,058	-		40,646,058
India	2,497,129	6,610,704	-		9,107,833
Ireland	-	10,963,517	-		10,963,517
Japan	-	29,160,910	-		29,160,910
Luxembourg	-	4,083,828	-		4,083,828
Mexico	1,704,415	-	-		1,704,415
Netherlands	-	34,002,938	-		34,002,938
Panama	6,997,385	-	-		6,997,385
South Africa	-	4,436,227	-		4,436,227
Spain	-	20,725,751	-		20,725,751
Sweden	-	8,586,533	-		8,586,533
Switzerland	-	51,145,883	-		51,145,883
Thailand	-	5,620,209	-		5,620,209
United Kingdom	-	93,024,308	-		93,024,308
Preferred Stock
India	94,243	-	-		94,243
Mutual Funds	15,293,147	-	-		15,293,147
Warrants	-	-	-	†**	-

Total Investments	$55,964,276	$420,416,835	$-		$476,381,111

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$209,954	$2,746,287	$-		$2,956,241
Brazil	3,113,418	6,782,348	-		9,895,766
Cayman Islands	24,390,510	10,770,927	-		35,161,437
China	-	2,547,424	-		2,547,424
Colombia	1,695,666	1,421,387	-		3,117,053
Egypt	-	953,961	-		953,961
France	-	6,106,808	-		6,106,808
Hong Kong	-	5,761,308	-		5,761,308
India	-	26,916,378	-		26,916,378
Indonesia	-	3,929,796	-		3,929,796

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Italy	$-	$2,843,590	$-	$2,843,590
Japan	-	4,243,702	-	4,243,702
Malaysia	-	3,204,011	-	3,204,011
Mexico	8,221,843	-	-	8,221,843
Nigeria	-	893,766	-	893,766
Philippines	-	6,102,165	-	6,102,165
Poland	-	1,921,390	-	1,921,390
Republic of Korea	-	3,925,188	-	3,925,188
Russia	-	16,963,546	-	16,963,546
Taiwan	-	7,481,650	-	7,481,650
Thailand	-	1,251,126	-	1,251,126
Turkey	-	1,619,633	-	1,619,633
United Arab Emirates	-	3,166,526	-	3,166,526
United Kingdom	-	4,655,116	-	4,655,116
United States	3,242,605	-	-	3,242,605
Preferred Stock*
Brazil	-	4,055,800	-	4,055,800
India	88,410	-	-	88,410
Mutual Funds	2,026,433	-	-	2,026,433
Rights	-	1,068,765	-	1,068,765
Warrants	-	37,523	-	37,523
Short-Term Investments	-	8,719,056	-	8,719,056

Total Investments	$42,988,839	$140,089,177	$-	$183,078,016

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
**	None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2016 is not presented.
†	Represents a security at $0 value as of December 31, 2016.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy at December 31, 2016. The Fund(s) recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2016, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A		A	A	A
Directional Exposures to Currencies	M		A	M	A
Intention to Create Investment Leverage in Portfolio	M		M	M	M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A
Asset/Liability Management		M
Substitution for Direct Investment		M
Intention to Create Investment Leverage in Portfolio		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At December 31, 2016, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,136,993	$-	$1,136,993
Futures Contracts	-	-	-	150,018	150,018

Total Value	$-	$-	$1,136,993	$150,018	$1,287,011

Liability Derivatives
Forward Contracts	$-	$-	$(1,092,686)	$-	$(1,092,686)
Futures Contracts	-	-	-	(130,054)	(130,054)
Swap Agreements	(269,474)	-	-	-	(269,474)

Total Value	$(269,474)	$-	$(1,092,686)	$(130,054)	$(1,492,214)

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$15,582	$15,582
Swap Agreements	-	-	-	373,061	373,061

Total Value	$-	$-	$-	$388,643	$388,643

Liability Derivatives
Swap Agreements	$(162,954)	$-	$-	$-	$(162,954)

Core Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$2,748,741	$-	$2,748,741

Liability Derivatives
Forward Contracts	$-	$-	$(2,641,627)	$-	$(2,641,627)
Futures Contracts	-	-	-	(837,807)	(837,807)
Swap Agreements	(725,380)	-	-	-	(725,380)

Total Value	$(725,380)	$-	$(2,641,627)	$(837,807)	$(4,204,814)

Diversified Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$819,445	$-	$819,445
Futures Contracts	-	-	-	8,889	8,889

Total Value	$-	$-	$819,445	$8,889	$828,334

Liability Derivatives
Forward Contracts	$-	$-	$(822,354)	$-	$(822,354)
Futures Contracts	-	-	-	(118,445)	(118,445)
Swap Agreements	(106,603)	-	-	-	(106,603)

Total Value	$(106,603)	$-	$(822,354)	$(118,445)	$(1,047,402)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund
Asset Derivatives
Forward Contracts	$-	$-	$72,574	$-	$72,574
Futures Contracts	-	-	-	28	28

Total Value	$-	$-	$72,574	$28	$72,602

Liability Derivatives
Forward Contracts	$-	$-	$(69,746)	$-	$(69,746)
Futures Contracts	-	(8,985)	-	(24,397)	(33,382)
Swap Agreements	(20,717)	-	-	-	(20,717)

Total Value	$(20,717)	$(8,985)	$(69,746)	$(24,397)	$(123,845)

At December 31, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements
Short-Duration Bond Fund	1,441	$37,555,693	$9,480,000
Inflation-Protected and Income Fund	55	-	31,940,000
Core Bond Fund	1,549	90,792,886	7,730,000
Diversified Bond Fund	244	30,026,356	4,370,000
Balanced Fund	71	2,397,172	790,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements at December 31, 2016.

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Notes to Portfolio of Investments (Unaudited) (Continued)

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at December 31, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Contract to Buy
CNH	125,518,200	JP Morgan Chase Bank N.A.	03/15/17	$18,755,693	$(1,092,686)

Contract to Deliver
CNH	125,518,200	JP Morgan Chase Bank N.A.	03/15/17	$18,800,000	$1,136,993

Core Bond Fund
Contract to Buy
CNH	303,446,925	JP Morgan Chase Bank N.A.	03/15/17	$45,342,886	$(2,641,627)

Contract to Deliver
CNH	303,446,925	JP Morgan Chase Bank N.A.	03/15/17	$45,450,000	$2,748,741

Diversified Bond Fund
Contracts to Buy
ARS	891,800	Bank of America N.A.	03/01/17	$49,000	$4,871
MXN	1,826,200	Bank of America N.A.	01/17/17	92,000	(4,070)
SEK	142,147	Bank of America N.A.	01/17/17	16,000	(383)
ZAR	31,533	Bank of America N.A.	01/17/17	2,168	123

				159,168	541

MXN	1,866,680	BNP Paribas SA	01/17/17	92,000	(2,120)

RUB	16,362,250	Deutsche Bank AG	01/17/17	256,208	10,050
SEK	2,073,000	Deutsche Bank AG	01/17/17	237,574	(9,817)

				493,782	233

COP	292,664,140	Goldman Sachs International	01/17/17	98,367	(1,117)
JPY	10,003,879	Goldman Sachs International	01/17/17	85,175	492

				183,542	(625)

HKD	1,907,624	HSBC Bank USA	01/17/17	245,668	348

CHF	94,621	JP Morgan Chase Bank N.A.	01/17/17	92,501	499
CNH	1,697,475	JP Morgan Chase Bank N.A.	02/22/17	251,841	(12,005)
CNH	79,116,525	JP Morgan Chase Bank N.A.	03/15/17	11,822,072	(688,741)
KRW	108,799,600	JP Morgan Chase Bank N.A.	01/17/17	95,080	(4,999)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund (Continued)
Contracts to Buy (Continued)
KZT	81,918,000	JP Morgan Chase Bank N.A.	01/17/17		$242,361	$2,155
MXN	15,342,870	JP Morgan Chase Bank N.A.	01/17/17		796,134	(57,384)
SGD	332,754	JP Morgan Chase Bank N.A.	01/17/17		240,684	(10,929)
THB	8,477,777	JP Morgan Chase Bank N.A.	01/17/17		238,290	(1,578)

					13,778,963	(772,982)

					$14,953,123	$(774,605)

Contracts to Deliver
CLP	65,117,250	Bank of America N.A.	02/06/17		$99,000	$2,003

SGD	332,754	Barclays Bank PLC	01/17/17		241,678	11,923

ARS	891,800	BNP Paribas SA	03/01/17		55,152	1,281
CAD	330,563	BNP Paribas SA	01/17/17		246,000	(246)
CNH	3,427,174	BNP Paribas SA	11/14/17		492,000	22,570
COP	292,664,140	BNP Paribas SA	01/17/17		96,589	(661)
JPY	10,003,879	BNP Paribas SA	01/17/17		98,000	12,333
KRW	108,799,600	BNP Paribas SA	01/17/17		98,000	7,919
RUB	16,362,250	BNP Paribas SA	01/17/17		250,307	(15,951)

					1,336,048	27,245

ILS	560,128	Deutsche Bank AG	01/17/17		147,316	1,865

CNH	1,697,475	Goldman Sachs International	02/22/17		250,000	10,164
EUR	190,918	Goldman Sachs International	01/17/17		200,000	(1,127)
HKD	1,907,624	Goldman Sachs International	01/17/17		246,036	20

					696,036	9,057

AUD	886	HSBC Bank USA	01/17/17		668	29

CHF	94,621	JP Morgan Chase Bank N.A.	01/17/17		96,340	3,340
CNH	79,116,525	JP Morgan Chase Bank N.A.	03/15/17		11,850,000	716,669
MXN	2,081,221	JP Morgan Chase Bank N.A.	01/17/17		111,000	10,791

					12,057,340	730,800

					$14,578,086	$782,922

Cross Currency Forwards
PLN	1,917,435	Deutsche Bank AG	01/17/17	EUR	445,493	$(11,226)

Balanced Fund
Contract to Buy
CNH	8,011,800	JP Morgan Chase Bank N.A.	03/15/17		$1,197,172	$(69,746)

Contract to Deliver
CNH	8,011,800	JP Morgan Chase Bank N.A.	03/15/17		$1,200,000	$72,574

Notes to Portfolio of Investments (Unaudited) (Continued)

ARS	Argentinean Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
EUR	Euro
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at December 31, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra 10 Year	03/22/17	24	$3,217,500	$(19,952)
U.S. Treasury Note 2 Year	03/31/17	921	199,569,188	(110,102)

				$(130,054)

Futures Contracts — Short
U.S. Treasury Note 10 Year	03/22/17	375	$(46,605,469)	$101,335
U.S. Treasury Note 5 Year	03/31/17	121	(14,237,352)	48,683

				$150,018

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Inflation-Protected and Income Fund
Futures Contracts — Short
U.S. Treasury Long Bond	03/22/17	2	$(301,313)	$1,244
U.S. Treasury Note 10 Year	03/22/17	53	(6,586,906)	14,338

				$15,582

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Long Bond	03/22/17	82	$12,353,812	$(42,892)
U.S. Treasury Ultra 10 Year	03/22/17	33	4,424,063	(9,567)
U.S. Treasury Ultra Long Bond	03/22/17	303	48,555,750	(399,722)
U.S. Treasury Note 2 Year	03/31/17	199	43,120,812	(38,439)
U.S. Treasury Note 5 Year	03/31/17	932	109,662,907	(347,187)

				$(837,807)

Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Long Bond	03/22/17	3	$451,969	$4,460
U.S. Treasury Ultra 10 Year	03/22/17	60	9,615,000	(79,886)
U.S. Treasury Note 2 Year	03/31/17	81	17,551,688	(18,341)
U.S. Treasury Note 5 Year	03/31/17	70	8,236,484	(20,218)

				$(113,985)

Future Contract — Short
U.S. Treasury Ultra 10 Year	03/22/17	30	$(4,021,875)	$4,429

Balanced Fund
Futures Contracts — Long
Mini MSCI EAFE	03/17/17	17	$1,424,260	$(8,985)
U.S. Treasury Ultra 10 Year	03/22/17	2	268,125	(1,121)
U.S. Treasury Ultra Bond	03/22/17	8	1,282,000	(8,151)
U.S. Treasury Note 2 Year	03/31/17	9	1,950,188	(1,449)
U.S. Treasury Note 5 Year	03/31/17	34	4,000,578	(13,676)

				$(33,382)

Future Contract — Short
U.S. Treasury Long Bond	03/22/17	1	$(150,657)	$28

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest

Notes to Portfolio of Investments (Unaudited) (Continued)

rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at December 31, 2016. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	6,460,000	12/20/21	(1.000%	)	CDX.NA.IG.26	$(6,649)	$(91,098)	$(97,747)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,500,000	5/11/63	3.000%		CMBX.NA.BBB-.6 (Rating: BBB-)†	(86,219)	925	(85,294)
Goldman Sachs International	USD	1,120,000	5/11/63	3.000%		CMBX.NA.BBB-.6 (Rating: BBB-)†	33,305	(96,992)	(63,687)
Goldman Sachs International	USD	400,000	5/11/63	3.000%		CMBX.NA.BBB-.6 (Rating: BBB-)†	9,302	(32,048)	(22,746)

							(43,612)	(128,115)	(171,727)

Inflation-Protected and Income Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	510,000	12/20/21	(1.000%	)	CDX.NA.IG.26	(525)	(7,192)	(7,717)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,220,000	5/11/63	3.000%		CMBX.NA.BBB-.6 (Rating: BBB-)†	(70,125)	752	(69,373)
JP Morgan Chase Bank N.A.	USD	520,000	5/11/63	3.000%		CMBX.NA.BBB-.6 (Rating: BBB-)†	(30,210)	640	(29,570)
Goldman Sachs International	USD	730,000	5/11/63	3.000%		CMBX.NA.BBB-.6 (Rating: BBB-)†	21,708	(63,218)	(41,510)
Goldman Sachs International	USD	260,000	5/11/63	3.000%		CMBX.NA.BBB-.6 (Rating: BBB-)†	6,047	(20,831)	(14,784)

							(72,580)	(82,657)	(155,237)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	6,500,000	10/13/17	1.125%	USA-CPI-U	$63,102	$-	$63,102
Bank of America N.A.	USD	9,000,000	11/06/17	1.275%	USA-CPI-U	85,344	-	85,344

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Inflation-Protected and Income Fund** (Continued)
Interest Rate Swaps (Continued)
OTC Swaps (Continued)
Goldman Sachs International	USD	6,700,000	1/13/18	1.295%	USA-CPI-U	$90,066	$-	$90,066
JP Morgan Chase Bank	USD	6,500,000	2/17/18	1.033%	USA-CPI-U	134,549	-	134,549

						373,061	-	373,061

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund***
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	18,890,000	12/20/21	(1.000%)	CDX.NA.IG.26	$(19,441)	$(266,384)	$(285,825)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	4,100,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(235,666)	2,526	(233,140)
Goldman Sachs International	USD	2,660,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	79,099	(230,356)	(151,257)
Goldman Sachs International	USD	970,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	22,558	(77,716)	(55,158)

						(134,009)	(305,546)	(439,555)

Diversified Bond Fund****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	3,400,000	12/20/21	(1.000%)	CDX.NA.IG.26	(3,499)	(47,946)	(51,445)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	450,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(25,866)	277	(25,589)
Goldman Sachs International	USD	380,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	11,300	(32,908)	(21,608)
Goldman Sachs International	USD	140,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	3,256	(11,217)	(7,961)

						(11,310)	(43,848)	(55,158)

Balanced Fund*****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	580,000	12/20/21	(1.000%)	CDX.NA.IG.26	(597)	(8,179)	(8,776)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	140,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(8,047)	86	(7,961)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection†† (Continued)
OTC Swaps (Continued)
Goldman Sachs International	USD	50,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$1,487	$(4,330)	$(2,843)
Goldman Sachs International	USD	20,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	465	(1,602)	(1,137)

						(6,095)	(5,846)	(11,941)

USD	U.S. Dollar
*	Collateral for swap agreements held by Credit Suisse International amounted to $68,818 in securities at December 31, 2016.
**	Collateral for swap agreements held by Credit Suisse International amounted to $11,274 in securities at December 31, 2016.
***	Collateral for swap agreements held by Credit Suisse International amounted to $197,713 in securities respectively, at December 31, 2016.
****	Collateral for swap agreements held by Credit Suisse International amounted to $34,600 in securities at December 31, 2016.
*****	Collateral for swap agreements held by Credit Suisse International amounted to $9,886 in securities at December 31, 2016.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Rights and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

Notes to Portfolio of Investments (Unaudited) (Continued)

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At December 31, 2016, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Notes to Portfolio of Investments (Unaudited) (Continued)

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at December 31, 2016:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 10/04/16, 0.790%, to be repurchased on demand until 1/05/17 at value plus accrued interest.	$26,381,875
Agreement with Daiwa Securities, dated 11/04/16, 0.900%, to be repurchased on demand until 2/02/17 at value plus accrued interest.	34,561,250
Agreement with Goldman Sachs & Co., dated 11/09/16, 1.070%, to be repurchased on demand until 1/06/17 at value plus accrued interest.	76,237,443
Agreement with HSBC Finance Corp., dated 12/02/16, 0.910%, to be repurchased on demand until 3/02/17 at value plus accrued interest.	57,863,188
Agreement with Morgan Stanley, dated 11/02/16, 0.880%, to be repurchased on demand until 2/02/17 at value plus accrued interest.	31,930,147

$226,973,903

Average balance outstanding	$297,905,399
Maximum balance outstanding	$264,809,962
Weighted average maturity	38 days
Average interest rate	0.55%

Notes to Portfolio of Investments (Unaudited) (Continued)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market

Notes to Portfolio of Investments (Unaudited) (Continued)

value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at December 31, 2016.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign	Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends	and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At December 31, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$580,135,967	$5,764,998	$(7,281,745)	$(1,516,747)
Inflation-Protected and Income Fund	502,965,964	5,766,492	(4,557,608)	1,208,884
Core Bond Fund	1,310,156,404	15,685,248	(16,532,853)	(847,605)
Diversified Bond Fund	217,197,965	2,864,163	(2,571,962)	292,201
High Yield Fund	438,222,630	15,460,132	(8,341,212)	7,118,920
Balanced Fund	118,947,354	8,742,130	(3,167,479)	5,574,651
Value Fund	60,359,944	10,737,535	(1,611,407)	9,126,128
Disciplined Value Fund	188,635,883	24,234,571	(3,704,520)	20,530,051
Main Street Fund	112,637,119	17,690,958	(2,165,713)	15,525,245
Disciplined Growth Fund	327,771,209	30,829,878	(9,377,037)	21,452,841
Small Cap Opportunities Fund	183,447,224	29,338,528	(3,016,280)	26,322,248
Global Fund	204,323,870	105,257,127	(7,477,984)	97,779,143
International Equity Fund	464,250,386	63,452,736	(51,322,011)	12,130,725
Strategic Emerging Markets Fund	180,773,916	14,603,188	(12,299,088)	2,304,100

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at December 31, 2016, is the same for financial reporting and federal income tax purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2016, was as follows:

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	3,661,292	16,663,098	15,626,307	4,698,083	$4,698,083	$2,651	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	6,403,734	27,254,553	23,299,113	10,359,174	$10,359,174	$5,442	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In November 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implications of these changes and their impact on the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Notes to Portfolio of Investments (Unaudited) (Continued)

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2016, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/23/2017

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	2/23/2017